UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _3/31__

Date of reporting period: 9/30/13__

Item 1. Reports to Stockholders.

SEPTEMBER 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

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# Templeton Global Balanced Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Global Balanced Fund

Your Fund’s Goal and Main Investments: Templeton Global Balanced Fund seeks both income and capital appreciation. Under normal market conditions, the Fund will invest in a diversified portfolio of debt and equity securities worldwide. The Fund normally invests at least 25% of its assets in fixed income senior securities and at least 25% of its assets in equity securities. The Fund’s equity component will generally consist of stocks of companies from a variety of industries located anywhere in the world, including developing markets, that offer or could offer the opportunity to realize capital appreciation and/or attractive dividend yields. The Fund’s fixed income component will primarily consist of developed and developing country government and agency bonds and investment-grade and below-investment-grade corporate debt securities that offer the opportunity to realize income.

Performance data represent
past performance, which does
not guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

We are pleased to bring you Templeton Global Balanced Fund’s semiannual report for the period ended September 30, 2013.

Performance Overview

Templeton Global Balanced Fund – Class A delivered a +6.30% cumulative total return for the six months under review. In comparison, global equity and

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 25.

Semiannual Report | 3

fixed income markets, as measured by the Fund’s benchmark, an equally weighted combination of the MSCI All Country World Index (ACWI) and the Barclays Multiverse Index, posted a +3.87% cumulative total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 12.

Economic and Market Overview

Global equities gained during the six months under review as economic improvements and sustained accommodative monetary conditions overcame investors’ concerns about political turmoil and policy uncertainty. Although global economic growth overall and global bond returns were muted, notable positive signs emerged: Europe exited its longest recession on record, U.S. manufacturing activity hit a two-year high, Japan’s economic growth exceeded estimates and Chinese industrial output improved. Corporate profits remained generally strong, though muted revenue growth reflected a restrained global demand environment.

Investors weighed such incremental positives against concerns about the U.S. Federal Reserve Board’s (Fed’s) expected tapering of monthly asset purchases. The Fed announced that the size of the asset purchase program might be reduced at subsequent meetings. Fears of a reduction in stimulative U.S. government policy led to periods of risk aversion, when credit spreads widened, and equity markets or other assets perceived as risky sold off, that alternated with periods of heightened risk appetite, where spreads narrowed and investors again favored risk assets. Investor concerns pressured Treasuries and emerging markets (which have benefited from Fed-sponsored dollar liquidity) through most of the period until mid-September, when Chairman Bernanke surprised investors by keeping the current $85 billion-per-month bond-buying program intact.

The European Central Bank also maintained its accommodative stance, with President Mario Draghi indicating his willingness to provide further stimulus if warranted. Japanese monetary policy also stayed highly stimulative as the Bank of Japan’s new leadership pursued experimental reflationary tactics. Actions elsewhere in the world were mixed, with some policymakers less

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Fund’s benchmark is currently weighted 50% for the MSCI ACWI and 50% for the Barclays
Multiverse Index and is rebalanced monthly. For the six months ended 9/30/13, the MSCI ACWI posted a +7.77% total return and the Barclays Multiverse Index posted a +0.02% total return. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

willing to reverse previous tightening efforts in response to the external environment. China largely resisted further stimulating its highly leveraged economy, instead engineering a short-lived credit crunch in an effort to rein in the country’s vast, unregulated shadow banking system.

Despite highly accommodative monetary policy, political risk remained elevated throughout the period. Major protests erupted in Brazil and Turkey. The greatest unrest, however, came from North Africa and the Middle East, where the Egyptian army deposed its democratically elected president and escalating atrocities in Syria’s civil war raised the possibility of U.S. military intervention. Although tension surrounding Syria was defused, U.S. politicians generated conflict at home by failing to compromise on routine federal funding that resulted in the partial shutdown of government operations beginning on October 1. In Europe, Germany’s Angela Merkel was re-elected in a vote of support for ongoing eurozone reform measures, but in Italy, allies of ex-Prime Minister Silvio Berlusconi threatened to withdraw support for the ruling coalition. Tensions also remained high in Greece and Portugal, where popular support for austerity measures waned. In Asia, new regimes in China and Japan consolidated political power while advancing economic reform.

Investment Strategy

We search for undervalued or out-of-favor debt and equity securities and for equity securities that offer or may offer current income. When searching for equity securities, we use a bottom-up, value-oriented, long-term approach, focusing on the market price of a security relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential, as reflected by various metrics, including the company’s price/earnings ratio, price/cash flow ratio, price/book value and discounted cash flow. Because this is a global fund, we analyze global economic trends to identify global macro trends (for example, regions with strong economic growth), and evaluate market inefficiencies to identify investment opportunities stemming from market mispricings.

When searching for debt securities, we perform an independent analysis of the securities being considered for the Fund’s portfolio, rather than relying principally on their ratings assigned by rating agencies. Among factors we consider are a company’s experience and managerial strength; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. With respect to sovereign debt securities, we

Semiannual Report | 5

What is a currency forward
contract?
A currency forward contract is an
agreement between the Fund and a
counterparty to buy or sell a foreign
currency at a specific exchange rate on a
future date.

What is a futures contract?
A futures contract is an agreement
between the Fund and a counterparty
made through a U.S. or foreign futures
exchange to buy or sell a security at a
specific price on a future date.

consider market, political and economic conditions, and evaluate interest and currency exchange rate changes and credit risks. We may regularly enter into currency-related transactions involving certain derivative instruments, including currency and cross currency forward contracts, and currency and currency index futures contracts, to provide a hedge against risks associated with other securities held in the Fund or to implement a currency investment strategy.

Manager’s Discussion

The Fund’s performance was broad-based across most regions and sectors, led by long-held contrarian stock positions in Europe and the financials and consumer discretionary sectors. We increased the Fund’s target equity allocation from 65% to 70% (with fixed income falling to 30% from 35%) at the beginning of the period as our analysis indicated relative valuation and yield opportunities in equity markets improved. The adjustment’s timing proved advantageous as rising investor sentiment supported stocks and concerns that the Fed might taper stimulus measures pressured fixed income investments. Declining stock market correlations benefited our fundamental approach as investors appeared to become more discriminating about individual companies’ prospects despite ongoing uncertainty and political risk. In this improving environment, stock selection drove performance.

Equity

Stock selection was most favorable relative to the MSCI ACWI in the financials sector, which contributed many of the Fund’s top performing holdings and accounted for a notable portion of excess returns.2 Sector performance was concentrated among deep value European holdings. In recent years a global credit crunch and regional fiscal crisis allowed us opportunities to buy at historical valuation discounts systemically important companies undergoing restructuring. French lender BNP Paribas and Dutch financial services firm ING Groep, two of the Fund’s largest financials holdings, were examples of values we found in the sector.

BNP Paribas responded to the global financial crisis by deleveraging early and aggressively. After four years of cutting costs and cleaning its balance sheet, BNP Paribas’s leverage ratio — the proportion of common equity to total assets — was above the 3% level targeted by global regulators for 2018 under the global bank standard Basel III accord. With a more than 60 billion euro market capitalization, and given our assessment that the core business generated high returns with low risk, BNP’s material discount to tangible

2. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services, insurance, and real estate management and development in the equity section of the SOI.

6 | Semiannual Report

Top Five Equity Holdings
9/30/13

Company	% of Total
Sector/Industry, Country	Net Assets
Credit Suisse Group AG	1.4%
Capital Markets, Switzerland
BNP Paribas SA	1.3%
Commercial Banks, France
Telefonica SA	1.3%
Diversified Telecommunication
Services, Spain
Vodafone Group PLC	1.0%
Wireless Telecommunication
Services, U.K.
Kingfisher PLC	1.0%
Specialty Retail, U.K.

book value seemed undeserved for what may be Europe’s most valuable bank. Similarly, Dutch financial services firm ING Groep successfully restructured and recapitalized yet remained undervalued based on our analysis. The company completed more than 35 disposals that raised roughly 23 billion euros since the financial crisis began and reemerged as a well-run European bank earning double-digit returns on equity.3 Like BNP and ING, many of our European financials holdings meaningfully restructured and now enjoy enhanced capital reserves and improved returns on equity. Financials overall remained selectively attractive to us as U.S. bank leverage was at its lowest level in 20 years and loan growth recently turned positive, and we continued to find opportunities in the Asian financials sector.

Stock selection also supported relative performance of the Fund’s consumer discretionary sector, as did the Fund’s overweighted allocation.4 As with the financials sector, we increased exposure to a number of consumer discretionary stocks following the global financial crisis as the U.S. recession eroded consumer confidence. This event allowed us to buy valuable brands at what our analysis indicated were discounted prices. For example, U.K. home improvement retailer Kingfisher has contended with a weak housing market, consumer retrenchment and a flagging euro. However, during the period the share price hit its highest level in over a decade as the firm pursued self-help initiatives and drove operational improvements to offset broader economic pressures. In our opinion, Kingfisher is a well-run, constantly evolving company with a sharp strategic focus and commitment to return excess cash to shareholders, and appeared to us well positioned for further appreciation as the economic cycle improves.

We found fewer opportunities in the consumer staples sector as broadly expensive valuations failed to discount the challenges of increasing fragmentation and sustaining innovation.5 However, our stock picking in this challenging sector was rewarded during the period and delivered strong gains. German retailer and wholesaler Metro was an example of industry challenges depressing a stock’s valuations to an unwarranted level. The company’s cash-and-carry business and its electronics retail business came under pressure, but based on our analysis valuations gave Metro little credit for its vast global network of cash-and-carry warehouses, or its recent online initiative to gain significant traction

3. Return on equity is an amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) over the average of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. Return on equity tells common shareholders how effectually their money is being employed. Comparing percentages for current and prior periods also reveals trends, and comparison with industry composites reveals how well a company is holding its own against its competitors.
4. The consumer discretionary sector comprises auto components; automobiles; distributors; hotels, restaurants and leisure; household durables; media; multiline retail; and specialty retail in the equity section of the SOI.
5. The consumer staples sector comprises food and staples retailing, and household products in the equity section of the SOI.

Semiannual Report | 7

in electronics retail. Walgreen and CVS Caremark also continued to deliver strong results amid an accelerating generic products wave and continued progress in their diverging business models.

Encouragingly for income-oriented investors, the Fund’s higher yielding sectors also significantly supported relative returns. Stock selection more than offset a detractive energy sector overweighting as the Fund’s energy holdings doubled the gains of the equity benchmark’s energy stocks.6 We have become increasingly focused on energy companies we viewed as positioned for robust production growth and offering high dividend yields to reduce our reliance on sector optimism or a “stronger for longer” oil price environment. French integrated oil company Total was a key energy contributor and exemplified our desired value profile as a cheap stock that could benefit from management’s active investment in longer term production growth. Among traditionally high-yielding sectors, telecommunication services and utilities holdings also outperformed those in the equity benchmark.7 High dividend yields and cheap valuations failed to prompt wider value recognition in the telecommunication services sector. However, we believe recent regulatory improvements and nascent industry consolidation could promote more rational economics and potentially unlock value for patient shareholders. We found fewer opportunities in utilities, where expensive valuations, in our opinion, failed to properly discount economic and regulatory pressures and persistent oversupply problems in developed markets.

The only relative sector laggard during the period was industrials, although our positions overall delivered double-digit absolute gains.8 Weakness was concentrated in the Fund’s power equipment holdings, which have been pressured by poor industrial demand growth and subdued business confidence. French power generating firm Alstom was one of the sector’s biggest laggards, slumping after European utility market weakness and a revenue miss raised concerns about slowing order volume. However, Alstom’s European utility exposure was limited and the company featured a sizable order backlog and improving cash flow characteristics, which could cushion any near-term head-winds. With technological competitive advantages in high-margin product segments and an undemanding valuation, Alstom looked well positioned to us for long-term growth. Overall, the industrials sector offered what we viewed as selectively attractive opportunities to gain exposure to longer term economic recovery trends at lower valuations than those in other cyclical sectors.

6. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the equity section of the SOI.
7. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the equity section of the SOI. The utilities sector comprises electric utilities and multi-utilities in the equity section of the SOI.
8. The industrials sector comprises air freight and logistics, building products, electrical equipment, industrial conglomerates, machinery, and trading companies and distributors in the equity section of the SOI.

8 | Semiannual Report

What is duration?
Duration is a measure of a bond’s price
sensitivity to interest rate changes. In
general, a portfolio of securities with a
lower duration can be expected to be
less sensitive to interest rate changes
than a portfolio with a higher duration.

From a regional perspective, stock picking and an overweighted allocation in Europe drove relative performance. After a long period of contrarian investment in Europe, the Fund benefited as many fundamental improvements we anticipated were coming to fruition and the region gained wider acceptance among the investment community. Although economic conditions improved as the region exited the recession and fiscal deficits for peripheral countries shrank, European companies still earned less than their U.S. counterparts by a large margin and traded at a 35% discount to U.S. stocks on normalized earnings. We also found selective opportunities in Asian and emerging markets following recent turmoil, although we remained cautious of country-specific risks and return sustainability as competition entered higher growth markets. Our Asian holdings overall helped Fund performance, but our allocations to Japan and Singapore detracted. Elsewhere, the U.S. market offered some bargains, in our view, although overall valuations have become expensive to us and near-record profits left high expectations.

We continued to witness fundamental improvements at both the economic and corporate levels. At the economic level, global growth accelerated, and we believe improved credit creation within a record-high monetary base could help perpetuate lending and economic recovery, assuming inflation stays in check. At the stock level, dividend yields remained healthy, equity inflows improved and valuations appeared selectively attractive to us. With policy uncertainty elevated and global economic growth still moderate, the potential for setbacks and volatility remained high. However, in general the Fund has historically benefited from periods of uncertainty as value investment opportunities arose, and we continued to find selectively attractive bargains for income-oriented investors.

Fixed Income

During the period under review, we maintained the Fund’s defensive duration posture as policymakers in the G-3 (U.S., eurozone and Japan), the U.K. and Switzerland implemented historically accommodative monetary policies. With interest rates in the U.S. and Japan at historically low levels, central banks supplying significant liquidity to the financial sector and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in these government bond markets and maintained underweighted duration exposure in the U.S. and limited duration exposure in Japan. Underweighted duration exposure in the U.S. contributed to performance relative to the Barclays Multiverse Index. The Fund maintained little duration exposure in emerging markets, except in select countries where rates were already quite high. Consequently, duration contributions from emerging markets were limited.

Semiannual Report | 9

Top Five Fixed Income Holdings*
9/30/13
% of Total
Issue/Issuer	Net Assets
Korea Treasury Bond (South Korea)	3.3%
Government of Mexico	2.9%
Nota Do Tesouro Nacional (Brazil)	2.5%
Government of Ukraine	2.2%
Government of Ireland	1.4%

*Excludes short-term investments.

The Fund’s diversified currency exposure detracted from relative and absolute performance during the period. As part of the Fund’s investment strategy, we used currency forward contracts to limit or add exposure to various currencies, which sometimes resulted in net negative positions. The U.S. dollar was broadly weaker and fell 1.37% against the currencies of major U.S. trading partners during the period.9 The Japanese yen depreciated 4.18% against the U.S. dollar during the six months under review.10

Overall, the Fund’s exposure to Asian currencies was largely neutral for absolute performance. The Fund’s large net-negative exposure to the Japanese yen, achieved through the use of currency forward contracts, contributed to performance. Currency positions elsewhere in Asia detracted from performance as performance of Asian currencies was mixed against the U.S. dollar. Central banks in the Philippines and Malaysia kept their policy rates constant while the Reserve Bank of Australia and Bank of Korea cut rates during the period. For the six months under review, the Philippine peso, Malaysian ring-git and Australian dollar depreciated 6.27%, 5.00%, and 10.31% respectively, while the South Korean won strengthened 3.53% against the U.S. dollar.10

The euro appreciated 5.42% against the U.S. dollar during the period, and the Fund’s net-negative position in the monetary union’s currency detracted from performance relative to the fixed income benchmark.10 However, this effect was partially offset by the Fund’s exposure to some other European currencies that appreciated against the U.S. dollar. For example, the Hungarian forint, Polish zloty and Swedish krona appreciated 7.89%, 4.20% and 1.23% against the U.S. dollar, respectively.10

Exposure to Latin American currencies detracted from Fund performance. Economic growth in much of the region continued to be supported by domestic and external demand. The Mexican central bank cut its policy rate, while rates were increased in Brazil and remained constant in Chile. The Brazilian real depreciated 9.42% against the U.S. dollar during the period, while the Chilean peso depreciated 6.27% and the Mexican peso fell 6.26%.10

In addition to purchasing global government bonds, the Fund also invested in the credit sector. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Relative to the benchmark Barclays Multiverse Index, the Fund’s overall credit positioning was largely neutral with respect to performance.

9. Source: Federal Reserve H.10 Report.
10. Source: IDC/Exshare.

10 | Semiannual Report

Thank you for your continued participation in Templeton Global Balanced Fund. We look forward to serving your future investment needs.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 11

Performance Summary as of 9/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: TAGBX)			Change	9/30/13	3/31/13
Net Asset Value (NAV)		+$	0.15	$3.09	$2.94
Distributions (4/1/13–9/30/13)
Dividend Income	$0.0341
Class A1 (Symbol: TINCX)			Change	9/30/13	3/31/13
Net Asset Value (NAV)		+$	0.15	$3.09	$2.94
Distributions (4/1/13–9/30/13)
Dividend Income	$0.0327
Class C (Symbol: FCGBX)			Change	9/30/13	3/31/13
Net Asset Value (NAV)		+$	0.15	$3.08	$2.93
Distributions (4/1/13–9/30/13)
Dividend Income	$0.0264
Class C1 (Symbol: TCINX)			Change	9/30/13	3/31/13
Net Asset Value (NAV)		+$	0.16	$3.09	$2.93
Distributions (4/1/13–9/30/13)
Dividend Income	$0.0267
Class R (Symbol: n/a)			Change	9/30/13	3/31/13
Net Asset Value (NAV)		+$	0.15	$3.09	$2.94
Distributions (4/1/13–9/30/13)
Dividend Income	$0.0289
Class R6 (Symbol: n/a)			Change	9/30/13	5/1/13
Net Asset Value (NAV)		+$	0.07	$3.09	$3.02
Distributions (5/1/13–9/30/13)
Dividend Income	$0.0381
Advisor Class (Symbol: TZINX)			Change	9/30/13	3/31/13
Net Asset Value (NAV)		+$	0.15	$3.10	$2.95
Distributions (4/1/13–9/30/13)
Dividend Income	$0.0368

12 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include current maximum sales charges. Class A: 5.75% maximum initial sales charge; Class A1: 4.25% maximum initial sales charge; Class C/C1: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A2		6-Month		1-Year		5-Year		Inception (7/1/05)
Cumulative Total Return[3]	+	6.30%	+	16.03%	+	30.00%	+	84.38%
Average Annual Total Return[4]	+	0.17%	+	9.30%	+	8.60%	+	6.94%
Value of $10,000 Investment[5]		$10,017		$10,930		$15,109		$17,394
Distribution Rate[6]		1.06%
30-Day Standardized Yield[7]		1.68% (with waiver)				1.67% (without waiver)
Total Annual Operating Expenses[8]		1.22% (with waiver)				1.23% (without waiver)
Class A1		6-Month		1-Year		5-Year		Inception (7/1/05)
Cumulative Total Return[3]	+	6.25%	+	16.38%	+	29.86%	+	84.18%
Average Annual Total Return[4]	+	1.75%	+	11.51%	+	8.91%	+	7.12%
Value of $10,000 Investment[5]		$10,175		$11,151		$15,324		$17,642
Distribution Rate[6]		0.99%
30-Day Standardized Yield[7]		1.72% (with waiver)				1.71% (without waiver)
Total Annual Operating Expenses[8]		1.22% (with waiver)				1.23% (without waiver)
Class C				6-Month		1-Year		Inception (7/1/11)
Cumulative Total Return[3]			+	6.05%	+	15.45%	+	66.32%
Average Total Return[4]			+	5.05%	+	14.45%	+	6.39%
Value of $10,000 Investment[5]				$10,506		$11,445		$16,632
Distribution Rate[6]		0.62%
30-Day Standardized Yield[7]		1.04% (with waiver)				1.03% (without waiver)
Total Annual Operating Expenses[8]		1.97% (with waiver)				1.98% (without waiver)
Class C1		6-Month		1-Year		5-Year		Inception (7/1/05)
Cumulative Total Return[3]	+	6.40%	+	15.92%	+	28.30%	+	78.61%
Average Annual Total Return[4]	+	5.40%	+	14.92%	+	9.42%	+	7.28%
Value of $10,000 Investment[5]		$10,540		$11,492		$15,686		$17,861
Distribution Rate[6]		0.65%
30-Day Standardized Yield[7]		1.39% (with waiver)				1.38% (without waiver)
Total Annual Operating Expenses[8]		1.62% (with waiver)				1.63% (without waiver)
Class R		6-Month		1-Year		5-Year		Inception (7/1/05)
Cumulative Total Return[3]	+	6.11%	+	15.66%	+	28.36%	+	80.30%
Average Annual Total Return[4]	+	6.11%	+	15.66%	+	9.50%	+	7.41%
Value of $10,000 Investment[5]		$10,611		$11,566		$15,740		$18,030
Distribution Rate[6]		0.78%
30-Day Standardized Yield[7]		1.54% (with waiver)				1.52% (without waiver)
Total Annual Operating Expenses[8]		1.47% (with waiver)				1.48% (without waiver)

Semiannual Report | 13

Performance Summary (continued)

Performance[1] (continued)

Class R6								Inception (5/1/13)
Cumulative Total Return[3]							+	3.95%
Aggregate Total Return[9]							+	3.95%
Value of $10,000 Investment[5]								$10,395
Distribution Rate[6]		1.38%
30-Day Standardized Yield[7]		2.13% (with waiver)				2.12% (without waiver)
Total Annual Operating Expenses[8]		0.86% (with waiver)				0.87% (without waiver)
Advisor Class		6-Month		1-Year		5-Year		Inception (7/1/05)
Cumulative Total Return[3]	+	6.37%	+	16.62%	+	61.85%	+	88.29%
Average Annual Total Return[4]	+	6.37%	+	16.62%	+	10.11%	+	7.97%
Value of $10,000 Investment[5]		$10,637		$11,662		$16,185		$18,829
Distribution Rate[6]		1.30%
30-Day Standardized Yield[7]		2.03% (with waiver)				2.02% (without waiver)
Total Annual Operating Expenses[8]		0.97% (with waiver)				0.98% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

14 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries, may increase the economic risk of investing in companies in Europe. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The risks associated with higher yielding, lower rated debt securities include higher risk of default and loss of principal. The Fund’s investment in derivative securities, such as swaps, financial futures and option contracts, and use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A: The Fund began offering a new Class A share on 9/27/11. Beginning 7/1/11, the Fund’s existing Class A shares (renamed
Class A1 on 9/27/11) were available to new investors with a maximum initial sales charge of 5.75%. Prior to 7/1/11, the Fund offered Class A shares with a lower maximum initial sales charge.

Class A1 Effective 9/27/11, Class A shares were renamed Class A1. This share class is only available for shareholders who purchased
(formerly Class A): prior to 7/1/11. A new Class A share is available for investors with an initial purchase date on or after 7/1/11.

Class C: The Fund began offering a new Class C share on 7/1/11. Prior to that date, the Fund offered a Class C share (renamed
Class C1) with lower Rule 12b-1 expenses. These shares have higher annual fees and expenses than Class A shares.

Class C1 Effective 7/1/11, Class C closed to new investors and was renamed Class C1. These shares have higher annual fees and
(formerly Class C): expenses than Class A shares. A new Class C share is now available.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Total returns have been calculated based upon the returns for Class A1 shares prior to 7/1/11 and are restated to reflect the maximum 5.75%
initial sales charge.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Distribution rate is based on an annualization of the respective class’s most recent quarterly dividend and the maximum offering price (NAV for
Classes C, C1, R, R6 and Advisor) per share on 9/30/13.
7. The 30-day standardized yield for the 30 days ended 9/30/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
8. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
9. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Semiannual Report | 15

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

16 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 4/1/13	Value 9/30/13	Period* 4/1/13–9/30/13
Actual	$1,000	$1,063.00	$5.84
Hypothetical (5% return before expenses)	$1,000	$1,019.40	$5.72
Class A1
Actual	$1,000	$1,062.50	$5.84
Hypothetical (5% return before expenses)	$1,000	$1,019.40	$5.72
Class C
Actual	$1,000	$1,060.50	$9.71
Hypothetical (5% return before expenses)	$1,000	$1,015.64	$9.50
Class C1
Actual	$1,000	$1,064.00	$7.92
Hypothetical (5% return before expenses)	$1,000	$1,017.40	$7.74
Class R
Actual	$1,000	$1,061.10	$7.13
Hypothetical (5% return before expenses)	$1,000	$1,018.15	$6.98
Class R6
Actual (5/1/13–9/30/13)	$1,000	$1,039.50	$3.33
Hypothetical (5% return before expenses)	$1,000	$1,021.16	$3.95
Advisor Class
Actual	$1,000	$1,063.70	$4.55
Hypothetical (5% return before expenses)	$1,000	$1,020.66	$4.46

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.13%; A1: 1.13%; C: 1.88%; C1: 1.53%; R: 1.38%; R6: 0.78%; and Advisor: 0.88%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, A1, C, C1, R and Advisor. The multiplier is 153/365 for Actual Class R6 expenses to reflect the number of days since inception.

Semiannual Report | 17

Templeton Global Investment Trust

Financial Highlights

Templeton Global Balanced Fund
	Six Months Ended
	September 30, 2013	Year Ended March 31,
Class A	(unaudited)	2013	2012	[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.94	$2.80	$2.50
Income from investment operations[b]:
Net investment income[c]	0.04	0.07	0.04
Net realized and unrealized gains (losses)	0.14	0.23	0.33
Total from investment operations	0.18	0.30	0.37
Less distributions from net investment income	(0.03)	(0.16)	(0.07)
Net asset value, end of period	$3.09	$2.94	$2.80

Total return[d]	6.30%	11.31%	14.99%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.13%	1.21%	1.24%
Expenses net of waiver and payments by affiliates	1.13[f] %	1.20%	1.20%
Net investment income	2.54%	2.84%	3.27%

Supplemental data
Net assets, end of period (000’s)	$631,420	$238,319	$72,962
Portfolio turnover rate	7.71%	30.44%	19.02%

aFor the period September 27, 2011 (effective date) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Global Balanced Fund
Six Months Ended

	September 30, 2013		Year Ended March 31,
Class A1	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.94	$2.79	$2.89	$2.67	$2.01	$2.87
Income from investment operations[a]:
Net investment income[b]	0.04	0.08	0.09	0.09	0.09	0.13
Net realized and unrealized gains (losses)	0.14	0.23	(0.08)	0.23	0.63	(0.75)
Total from investment operations	0.18	0.31	0.01	0.32	0.72	(0.62)
Less distributions from net investment income	(0.03)	(0.16)	(0.11)	(0.10)	(0.06)	(0.24)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$3.09	$2.94	$2.79	$2.89	$2.67	$2.01

Total return[e]	6.25%	11.67%	0.78%	12.12%	36.26%	(22.00)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.13%	1.21%	1.24%	1.22%	1.20%	1.28%
Expenses net of waiver and payments by affiliates	1.13%[g]	1.20%	1.20%	1.20%	1.20%[g]	1.20%[g]
Net investment income	2.54%	2.84%	3.27%	3.48%	3.71%	5.41%

Supplemental data
Net assets, end of period (000’s)	$532,001	$533,538	$572,179	$676,975	$628,771	$415,436
Portfolio turnover rate	7.71%	30.44%	19.02%	29.61%	30.16%	38.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Global Balanced Fund
	Six Months Ended
	September 30, 2013	Year Ended March 31,
Class C	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.93	$2.79	$2.94
Income from investment operations[b]:
Net investment income[c]	0.02	0.05	0.04
Net realized and unrealized gains (losses)	0.16	0.23	(0.11)
Total from investment operations	0.18	0.28	(0.07)
Less distributions from net investment income	(0.03)	(0.14)	(0.08)
Net asset value, end of period	$3.08	$2.93	$2.79

Total return[d]	6.05%	10.66%	(2.05)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.88%	1.96%	1.99%
Expenses net of waiver and payments by affiliates	1.88%[f]	1.95%	1.95%
Net investment income	1.79%	2.09%	2.52%

Supplemental data
Net assets, end of period (000’s)	$269,957	$88,988	$18,703
Portfolio turnover rate	7.71%	30.44%	19.02%

aFor the period July 1, 2011 (effective date) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Global Balanced Fund
Six Months Ended

	September 30, 2013		Year Ended March 31,
Class C1	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.93	$2.79	$2.89	$2.67	$2.01	$2.87
Income from investment operations[a]:
Net investment income[b]	0.03	0.07	0.08	0.08	0.08	0.12
Net realized and unrealized gains (losses)	0.16	0.22	(0.08)	0.22	0.63	(0.75)
Total from investment operations	0.19	0.29	—	0.30	0.71	(0.63)
Less distributions from net investment income	(0.03)	(0.15)	(0.10)	(0.08)	(0.05)	(0.23)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$3.09	$2.93	$2.79	$2.89	$2.67	$2.01

Total return[e]	6.40%	10.86%	0.36%	11.67%	35.75%	(22.31)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.53%	1.61%	1.64%	1.62%	1.60%	1.66%
Expenses net of waiver and payments by affiliates	1.53%[g]	1.60%	1.60%	1.60%	1.60%[g]	1.58%[g]
Net investment income	2.14%	2.44%	2.87%	3.08%	3.31%	5.03%

Supplemental data
Net assets, end of period (000’s)	$330,565	$322,243	$342,091	$390,187	$383,760	$257,627
Portfolio turnover rate	7.71%	30.44%	19.02%	29.61%	30.16%	38.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Global Balanced Fund
Six Months Ended

	September 30, 2013		Year Ended March 31,
Class R	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.94	$2.80	$2.90	$2.68	$2.01	$2.88
Income from investment operations[a]:
Net investment income[b]	0.04	0.07	0.08	0.09	0.08	0.13
Net realized and unrealized gains (losses)	0.14	0.22	(0.07)	0.22	0.65	(0.77)
Total from investment operations	0.18	0.29	0.01	0.31	0.73	(0.64)
Less distributions from net investment income	(0.03)	(0.15)	(0.11)	(0.09)	(0.06)	(0.23)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$3.09	$2.94	$2.80	$2.90	$2.68	$2.01

Total return[e]	6.11%	10.99%	0.52%	11.80%	36.47%	(22.46)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.38%	1.46%	1.49%	1.47%	1.45%	1.53%
Expenses net of waiver and payments by affiliates	1.38%[g]	1.45%	1.45%	1.45%	1.45%[g]	1.45%[g]
Net investment income	2.29%	2.59%	3.02%	3.23%	3.46%	5.16%

Supplemental data
Net assets, end of period (000’s)	$4,441	$3,864	$3,426	$2,288	$2,199	$1,070
Portfolio turnover rate	7.71%	30.44%	19.02%	29.61%	30.16%	38.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Global Balanced Fund
Period Ended
September 30, 2013[a]
Class R6	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$3.02
Income from investment operations[b]:
Net investment income[c]	0.04
Net realized and unrealized gains (losses)	0.07
Total from investment operations	0.11
Less distributions from net investment income	(0.04)
Net asset value, end of period	$3.09

Total return[d]	3.95%

Ratios to average net assets[e]
Expenses	0.78%[f]
Net investment income	2.89%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	7.71%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Global Balanced Fund
Six Months Ended

	September 30, 2013		Year Ended March 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.95	$2.80	$2.90	$2.68	$2.02	$2.88
Income from investment operations[a]:
Net investment income[b]	0.04	0.08	0.10	0.10	0.09	0.14
Net realized and unrealized gains (losses)	0.15	0.24	(0.08)	0.22	0.64	(0.76)
Total from investment operations	0.19	0.32	0.02	0.32	0.73	(0.62)
Less distributions from net investment income	(0.04)	(0.17)	(0.12)	(0.10)	(0.07)	(0.24)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$3.10	$2.95	$2.80	$2.90	$2.68	$2.02

Total return[e]	6.37%	11.92%	1.04%	12.36%	36.40%	(21.68)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.88%	0.96%	0.99%	0.97%	0.95%	1.03%
Expenses net of waiver and payments by affiliates	0.88%[g]	0.95%	0.95%	0.95%	0.95%[g]	0.95%[g]
Net investment income	2.79%	3.09%	3.52%	3.73%	3.96%	5.66%

Supplemental data
Net assets, end of period (000’s)	$264,060	$146,013	$100,800	$75,652	$51,968	$18,733
Portfolio turnover rate	7.71%	30.44%	19.02%	29.61%	30.16%	38.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited)

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks and Other Equity Interests 59.6%
Brazil 0.1%
Centrais Eletricas Brasileiras SA	Electric Utilities	460,000	$1,296,358

Canada 0.5%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	890,500	10,217,648

China 3.0%
China Mobile Ltd.	Wireless Telecommunication Services	983,000	10,994,817
Digital China Holdings Ltd.	Electronic Equipment,
	Instruments & Components	4,949,000	6,061,862
Haier Electronics Group Co. Ltd.	Household Durables	6,903,000	13,439,398
Shanghai Electric Group Co. Ltd.	Electrical Equipment	18,036,000	6,441,470
Shanghai Pharmaceuticals
Holding Co. Ltd., H	Health Care Providers & Services	5,122,800	9,894,281
Travelsky Technology Ltd., H	IT Services	18,506,000	14,888,884
			61,720,712

Denmark 0.6%
H. Lundbeck AS	Pharmaceuticals	591,670	12,899,720

France 7.4%
Alstom SA	Electrical Equipment	205,110	7,305,589
AXA SA	Insurance	811,560	18,800,472
BNP Paribas SA	Commercial Banks	404,390	27,351,928
Cie Generale des Etablissements Michelin, B	Auto Components	174,784	19,380,909
Compagnie de Saint-Gobain	Building Products	320,287	15,859,784
GDF Suez	Multi-Utilities	260,970	6,555,714
Ipsen SA	Pharmaceuticals	173,070	6,654,874
Sanofi	Pharmaceuticals	185,700	18,832,889
SEB SA	Household Durables	106,755	9,360,839
Total SA, B	Oil, Gas & Consumable Fuels	344,780	20,006,277
			150,109,275

Germany 3.4%
Deutsche Boerse AG	Diversified Financial Services	128,750	9,685,403
Metro AG	Food & Staples Retailing	342,670	13,581,922
Muenchener
Rueckversicherungs-Gesellschaft AG	Insurance	80,320	15,694,908
[a]Osram Licht AG	Electrical Equipment	13,581	637,498
SAP AG	Software	132,070	9,767,216
Siemens AG	Industrial Conglomerates	156,850	18,896,647
			68,263,594

Hong Kong 2.0%
AIA Group Ltd.	Insurance	3,368,000	15,828,312
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	406,000	6,166,466
Hutchison Whampoa Ltd.	Industrial Conglomerates	1,078,000	12,933,026
Techtronic Industries Co. Ltd.	Household Durables	1,741,000	4,534,351
			39,462,155

Semiannual Report | 25

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks and Other Equity Interests (continued)
India 0.3%
ICICI Bank Ltd.	Commercial Banks	427,889	$6,032,025

Ireland 0.8%
CRH PLC	Construction Materials	683,139	16,315,273

Italy 1.5%
Eni SpA	Oil, Gas & Consumable Fuels	708,019	16,234,247
UniCredit SpA	Commercial Banks	2,345,176	14,948,522
			31,182,769

Japan 2.9%
CANON Inc.	Office Electronics	337,200	10,738,525
ITOCHU Corp.	Trading Companies & Distributors	1,116,300	13,652,059
Nissan Motor Co. Ltd.	Automobiles	1,969,300	19,716,042
Toyota Motor Corp.	Automobiles	231,500	14,768,327
			58,874,953

Netherlands 2.2%
Akzo Nobel NV	Chemicals	249,640	16,403,802
Fugro NV, IDR	Energy Equipment & Services	181,852	11,092,153
[a]ING Groep NV, IDR	Diversified Financial Services	1,491,130	16,845,020
			44,340,975

Portugal 0.6%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	756,930	12,589,306

Russia 0.4%
Mobile TeleSystems, ADR	Wireless Telecommunication Services	366,549	8,159,381

Singapore 1.2%
DBS Group Holdings Ltd.	Commercial Banks	673,770	8,818,192
Jardine Cycle & Carriage Ltd.	Distributors	195,000	5,929,579
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	3,283,999	9,763,523
			24,511,294

South Korea 1.9%
KB Financial Group Inc.	Commercial Banks	313,845	10,964,527
POSCO	Metals & Mining	44,796	13,298,325
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	10,923	13,873,859
			38,136,711

Spain 1.3%
[a]Telefonica SA	Diversified Telecommunication Services	1,694,590	26,385,024

Sweden 0.5%
Getinge AB, B	Health Care Equipment & Supplies	305,710	10,922,630

26 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks and Other Equity Interests (continued)
Switzerland 4.2%
[a]ABB Ltd.	Electrical Equipment	814,710	$19,269,804
[a]Credit Suisse Group AG	Capital Markets	940,246	28,716,309
Novartis AG	Pharmaceuticals	171,740	13,198,352
Roche Holding AG	Pharmaceuticals	61,440	16,570,151
Vontobel Holding AG	Capital Markets	204,817	7,972,089
			85,726,705

Taiwan 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	2,162,384	7,350,570

United Kingdom 7.0%
Aviva PLC	Insurance	2,729,410	17,545,344
[a]CEVA Holdings LLC	Air Freight & Logistics	247	209,704
GlaxoSmithKline PLC	Pharmaceuticals	523,060	13,189,930
HSBC Holdings PLC	Commercial Banks	1,360,572	14,796,930
Kingfisher PLC	Specialty Retail	3,378,502	21,108,066
Marks & Spencer Group PLC	Multiline Retail	2,245,830	18,052,323
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	309,969	10,711,703
Standard Chartered PLC	Commercial Banks	437,550	10,491,782
Tesco PLC	Food & Staples Retailing	2,518,361	14,637,474
Vodafone Group PLC	Wireless Telecommunication Services	6,066,822	21,210,844
			141,954,100

United States 17.4%
Abbott Laboratories	Health Care Equipment & Supplies	77,900	2,585,501
Abercrombie & Fitch Co., A	Specialty Retail	94,370	3,337,867
Accenture PLC, A	IT Services	130,520	9,611,493
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	764,530	13,409,856
Baker Hughes Inc.	Energy Equipment & Services	178,110	8,745,201
[a]Brocade Communications Systems Inc.	Communications Equipment	885,780	7,130,529
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	263,620	6,822,486
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	10,191,420
Cisco Systems Inc.	Communications Equipment	824,250	19,303,935
Citigroup Inc.	Diversified Financial Services	291,150	14,123,686
Comcast Corp., Special A	Media	323,612	14,035,052
[a,d]Comfort Co. Inc., Escrow Account	Household Durables	2,762	—
CVS Caremark Corp.	Food & Staples Retailing	279,560	15,865,030
Foot Locker Inc.	Specialty Retail	475,890	16,151,707
General Electric Co.	Industrial Conglomerates	356,220	8,510,096
Halliburton Co.	Energy Equipment & Services	83,755	4,032,803
Hewlett-Packard Co.	Computers & Peripherals	691,920	14,516,482
The Home Depot Inc.	Specialty Retail	59,870	4,541,140
JPMorgan Chase & Co.	Diversified Financial Services	380,836	19,685,413
LyondellBasell Industries NV, A	Chemicals	158,280	11,590,844
Macy’s Inc.	Multiline Retail	249,000	10,774,230
Medtronic Inc.	Health Care Equipment & Supplies	232,090	12,358,792

Semiannual Report | 27

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks and Other Equity Interests (continued)
United States (continued)
Merck & Co. Inc.	Pharmaceuticals	232,576	$11,072,943
Microsoft Corp.	Software	473,340	15,766,955
Morgan Stanley	Capital Markets	259,470	6,992,717
[a]Navistar International Corp.	Machinery	104,090	3,797,203
[a,d]NewPage Corp., Litigation Trust	Paper & Forest Products	1,100,000	—
[a]NewPage Holdings Inc.	Paper & Forest Products	4,400	376,200
Noble Corp.	Energy Equipment & Services	297,200	11,225,244
Oracle Corp.	Software	352,618	11,696,339
Pfizer Inc.	Pharmaceuticals	361,452	10,377,287
PG&E Corp.	Multi-Utilities	236,000	9,657,120
The Procter & Gamble Co.	Household Products	101,220	7,651,220
Time Warner Cable Inc.	Media	85,170	9,504,972
[a,c,f]Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	1,460,857
United Parcel Service Inc., B	Air Freight & Logistics	126,620	11,569,269
Walgreen Co.	Food & Staples Retailing	295,780	15,912,964
			354,384,853

Total Common Stocks and Other Equity
Interests (Cost $1,051,530,732)			1,210,836,031

[g]Equity-Linked Securities 3.7%
United States 3.7%
[h]Bank of America Corp. into
Microsoft Corp., 4.00%, 144A	Software	300,349	9,977,384
[h]Barclays Bank PLC into
Heidelbergcement AG, 4.00%, 144A	Construction Materials	118,305	6,686,161
[h]Barclays Bank PLC into
TNT Express NV, 5.00%, 144A	Air Freight & Logistics	1,491,146	10,359,677
[h]The Goldman Sachs Group Inc. into
Halliburton Co., 3.50%, 144A	Energy Equipment & Services	194,040	9,150,189
[h]The Goldman Sachs Group Inc. into
Lloyds Banking GroupPLC, 3.50%, 144A	Commercial Banks	17,497,600	11,758,037
[h]Royal Bank of Canada into
Baker Hughes Inc., 3.50%, 144A	Energy Equipment & Services	177,435	8,706,008
[h]Royal Bank of Canada into
Macy’s Inc., 3.55%, 144A	Multiline Retail	164,400	7,148,293
[h]Royal Bank of Canada into
Morgan Stanley, 3.55%, 144A	Capital Markets	182,700	4,711,431
[h]Royal Bank of Canada into
Morgan Stanley, 3.55%, 144A	Capital Markets	290,900	7,640,488

Total Equity-Linked Securities
(Cost $65,844,479)			76,137,668

28 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund	Industry	Shares		Value
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	Air Freight & Logistics	12		$11,400
[a]CEVA Holdings LLC, cvt. pfd., A-2	Air Freight & Logistics	534		453,951

Total Convertible Preferred Stocks
(Cost $802,629)				465,351

Preferred Stocks 1.0%
Brazil 0.4%
Vale SA, ADR, pfd., A	Metals & Mining	579,644		8,236,741

Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	85,600		10,913,716

United States 0.0%†
GMAC Capital Trust I, 8.125%, pfd.	Consumer Finance	11,600		310,300

Total Preferred Stocks
(Cost $19,772,729)				19,460,757

		Principal Amount*
Corporate Bonds and Notes 3.1%
Australia 0.1%
[h]FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 6.875%, 2/01/18	Metals & Mining	1,100,000		1,153,625

Bermuda 0.1%
[h]Digicel Group Ltd., senior note,
144A, 8.25%, 9/30/20	Wireless Telecommunication Services	600,000		625,500
[h]Digicel Ltd., senior note,
144A, 6.00%, 4/15/21	Wireless Telecommunication Services	500,000		472,813
				1,098,313

Canada 0.1%
CHC Helicopter SA, senior secured note,
first lien, 9.25%, 10/15/20	Energy Equipment & Services	1,100,000		1,179,063

Italy 0.1%
[h]Wind Acquisition Finance SA, senior
secured note, 144A, 11.75%, 7/15/17	Diversified Telecommunication Services	500,000		531,875
[h,i]Wind Acquisition Holdings Finance SA, senior
secured note, 144A, PIK, 12.25%, 7/15/17	Diversified Telecommunication Services	459,196	EUR	601,176
				1,133,051

Japan 0.0%†
[h]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	Wireless Telecommunication Services	300,000		331,500
8.375%, 4/01/18	Wireless Telecommunication Services	200,000	EUR	300,141
				631,641

Semiannual Report | 29

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund	Industry	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Kazakhstan 0.2%
HSBK (Europe) BV, senior note,
[h]144A, 7.25%, 5/03/17	Commercial Banks	800,000		$840,000
[j] Reg S, 7.25%, 5/03/17	Commercial Banks	4,300,000		4,515,000
				5,355,000

Luxembourg 0.1%
ArcelorMittal, senior note, 6.00%, 3/01/21	Metals & Mining	400,000		410,810
Intelsat Jackson Holdings SA,
senior note, 7.50%, 4/01/21	Diversified Telecommunication Services	1,200,000		1,302,000
				1,712,810

Mexico 0.1%
[h]Cemex SAB de CV, senior secured note,
144A, 9.00%, 1/11/18	Construction Materials	1,200,000		1,305,000

Netherlands 0.1%
[h]UPCB Finance II Ltd., senior secured note,
144A, 6.375%, 7/01/20	Media	1,100,000	EUR	1,569,189

Russia 0.1%
[h]LUKOIL International Finance BV,
144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000		2,170,000

South Africa 0.1%
[h,k]Edcon Holdings Pty. Ltd., secured note, 144A,
FRN, 5.724%, 6/15/15	Specialty Retail	500,000	EUR	636,262
[h]Edcon Pty. Ltd., secured note, 144A,
9.50%, 3/01/18	Specialty Retail	800,000	EUR	1,026,716
				1,662,978

Switzerland 0.0%†
[h]Ineos Group Holdings SA, secured note,
second lien, 144A, 7.875%, 2/15/16	Chemicals	269,463	EUR	368,912
senior note, 144A, 6.50%, 8/15/18	Chemicals	400,000	EUR	531,525
				900,437

United Kingdom 0.1%
[h]CEVA Group PLC, senior note, first lien,
144A, 4.00%, 5/01/18	Air Freight & Logistics	400,000		334,000
[h]Expro Finance Luxembourg, senior
secured note, 144A, 8.50%, 12/15/16	Energy Equipment & Services	884,000		931,515
[h]Kerling PLC, senior secured note, 144A,
10.625%, 2/01/17	Chemicals	700,000	EUR	1,009,966
The Royal Bank of Scotland PLC, sub. note,
6.934%, 4/09/18	Commercial Banks	700,000	EUR	1,040,434
				3,315,915

30 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund	Industry	Principal Amount*		Value
Corporate Bonds and Notes (continued)
United States 1.9%
Ally Financial Inc., senior note,
7.50%, 9/15/20	Consumer Finance	600,000		$676,500
[h]BMC Software Finance Inc., senior note, 144A,
8.125%, 7/15/21	Internet Software & Services	500,000		521,250
[h]Calpine Corp., senior secured note, 144A, 7.875%,
7/31/20	Independent Power Producers
	& Energy Traders	252,000		272,790
1/15/23	Independent Power Producers
	& Energy Traders	788,000		833,310
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	Oil, Gas & Consumable Fuels	1,200,000		1,296,000
CHS/Community Health Systems Inc., senior
secured note, 5.125%, 8/15/18	Health Care Providers & Services	1,100,000		1,122,000
CIT Group Inc., senior note,
5.375%, 5/15/20	Commercial Banks	400,000		416,000
5.00%, 8/15/22	Commercial Banks	400,000		392,709
Clear Channel Communications Inc.,
senior secured bond, first lien, 9.00%,
3/01/21	Media	1,000,000		972,500
senior secured note, first lien,
9.00%, 12/15/19	Media	188,000		185,180
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	Media	400,000		411,000
senior sub. note, 7.625%, 3/15/20	Media	300,000		311,250
Cricket Communications Inc., senior note,
7.75%, 10/15/20	Diversified Telecommunication Services	1,000,000		1,136,250
DISH DBS Corp., senior note,
7.125%, 2/01/16	Media	1,200,000		1,321,500
Enterprise Products Operating LLC,
junior sub. note, 7.034% to 1/15/18,
FRN thereafter, 1/15/68	Oil, Gas & Consumable Fuels	1,200,000		1,338,000
Euramax International Inc., senior secured note,
9.50%, 4/01/16	Construction Materials	600,000		577,500
[h,l]Fontainebleau Las Vegas, 144A, 11.00%,
6/15/15	Hotels, Restaurants & Leisure	1,000,000		100
Ford Motor Credit Co. LLC, senior note,
7.00%, 4/15/15	Automobiles	300,000		326,271
6.625%, 8/15/17	Automobiles	450,000		519,075
8.125%, 1/15/20	Automobiles	300,000		374,313
Frontier Communications Corp., senior note,
8.50%, 4/15/20	Diversified Telecommunication Services	800,000		888,000
8.75%, 4/15/22	Diversified Telecommunication Services	300,000		329,250
General Electric Capital Corp., senior note, A,
8.50%, 4/06/18	Diversified Financial Services	59,000,000	MXN	5,153,922
GMAC Inc., sub. note, 8.00%, 12/31/18	Consumer Finance	250,000		282,500
HCA Inc.,
senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000		1,194,875
senior secured note, 5.875%, 3/15/22	Health Care Providers & Services	100,000		103,250

Semiannual Report | 31

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund	Industry	Principal Amount*	Value
Corporate Bonds and Notes (continued)
United States (continued)
Jarden Corp., senior sub. note,
7.50%, 5/01/17	Household Durables	1,100,000	$1,259,500
[h]Kinder Morgan Finance Co. LLC, senior
secured note, 144A, 6.00%, 1/15/18	Oil, Gas & Consumable Fuels	1,100,000	1,198,684
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	Oil, Gas & Consumable Fuels	700,000	727,125
7.75%, 2/01/21	Oil, Gas & Consumable Fuels	500,000	505,000
Meritor Inc., senior note, 10.625%, 3/15/18	Machinery	1,100,000	1,193,500
MGM Resorts International, senior note,
6.625%, 7/15/15	Hotels, Restaurants & Leisure	400,000	433,000
7.50%, 6/01/16	Hotels, Restaurants & Leisure	400,000	449,000
7.75%, 3/15/22	Hotels, Restaurants & Leisure	300,000	326,625
Peabody Energy Corp., senior note,
6.00%, 11/15/18	Oil, Gas & Consumable Fuels	600,000	601,500
6.25%, 11/15/21	Oil, Gas & Consumable Fuels	500,000	487,500
[h,k]Quicksilver Resources Inc., secured note,
second lien, 144A, FRN, 7.00%, 6/21/19	Oil, Gas & Consumable Fuels	1,000,000	962,500
[i]Radio One Inc., senior sub. note, PIK,
12.50%, 5/24/16	Media	894,141	912,024
Reynolds Group Issuer Inc./LLC/SA,
senior note, 8.50%, 5/15/18	Containers & Packaging	1,200,000	1,260,000
[h]Samson Investment Co., senior note, 144A,
9.75%, 2/15/20	Oil, Gas & Consumable Fuels	1,100,000	1,171,500
SLM Corp.,
5.50%, 1/15/19	Consumer Finance	300,000	297,479
senior note, 8.45%, 6/15/18	Consumer Finance	900,000	1,019,250
[h]Sprint Nextel Corp., senior note, 144A,
9.00%, 11/15/18	Diversified Telecommunication Services	1,100,000	1,292,500
[h]Tenet Healthcare Corp., senior note, 144A,
8.125%, 4/01/22	Health Care Providers & Services	600,000	627,750
[h]Texas Competitive Electric Holdings Co.
LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A,
11.50%, 10/01/20	Independent Power Producers
	& Energy Traders	1,500,000	1,044,375
[h]Univision Communications Inc., senior secured
note, 144A, 6.875%, 5/15/19	Media	1,200,000	1,290,000
[h]VPI Escrow Corp., senior note, 144A,
6.375%, 10/15/20	Pharmaceuticals	800,000	836,000
[h]VPII Escrow Corp., senior note, 144A,
7.50%, 7/15/21	Pharmaceuticals	500,000	541,250
West Corp., senior note, 7.875%, 1/15/19	IT Services	1,100,000	1,190,750
			40,582,107

Total Corporate Bonds and Notes
(Cost $61,244,495)			63,769,129

32 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund	Industry	Principal Amount*	Value
[k,m]Senior Floating Rate Interests 0.4%
Luxembourg 0.0%†
August Luxuk Holding Co., Lux Second Lien,
10.50%, 4/27/19	Auto Components	185,228	$188,933

United States 0.4%
AdvancePierre Foods Inc., Second Lien
Term Loan, 9.50%, 10/10/17	Food & Staples Retailing	427,610	436,162
Air Distribution Technologies (Tomkins Air Distr.),
Second Lien Initial Loan, 9.25%, 5/09/20	Building Products	240,583	245,395
Ardent Medical Services Inc., Second Lien
Term Loan, 11.00%, 1/02/19	Health Care Providers & Services	344,808	352,566
[i]ATP Oil & Gas Corp.,
Additional NM Loans (DIP), PIK,
4.50% - 10.00%, 2/28/14	Oil, Gas & Consumable Fuels	2,040	887
New Money (DIP), PIK,
4.50% - 10.00%, 2/28/14	Oil, Gas & Consumable Fuels	14,455	6,288
Refinancing Loan (DIP), PIK,
4.50% - 10.00%, 2/28/14	Oil, Gas & Consumable Fuels	30,864	13,426
August U.S. Holding Co. Inc., U.S.
Second Lien, 10.50%, 4/27/19	Auto Components	60,650	61,863
BJ’s Wholesale Club Inc., Second Lien
Term Loan, 9.75%, 3/26/20	Specialty Retail	655,960	668,533
Cumulus Media Holdings Inc., Second Lien
Term Loan, 7.50%, 9/16/19	Media	198,582	202,306
EnviroSolutions Real Property Holdings, Second
Lien Term Loan, 8.00%, 7/29/14	Commercial Services & Supplies	785,479	787,443
[d]Erickson Air-Crane Inc., Purchase Price Notes,
6.00%, 11/02/20	Aerospace & Defense	50,306	50,306
Evergreen International Aviation Inc., First Lien
Term Loan, 5.00%, 6/30/15	Air Freight & Logistics	68,727	67,352
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	Auto Components	219,366	212,785
NEP/NCP Holdco Inc., Second Lien Term Loan,
9.50%, 7/22/20	Media	29,771	30,578
Patriot Coal Corp., DIP Term Loan,
9.25%, 12/31/13	Oil, Gas & Consumable Fuels	112,156	112,156
Road Infrastructure Investment LLC (Ennis Flint),
Second Lien Term Loan, 10.25%, 9/30/18	Chemicals	1,014,904	1,027,590
Sensus USA Inc., Second Lien Term Loan,
8.50%, 5/09/18	Machinery	252,802	247,745
[c,i]Turtle Bay Holdings LLC, Term Loan B, PIK,
3.00%, 3/01/15	Hotels, Restaurants & Leisure	3,542,492	3,338,799
Vertafore Inc., Second Lien Term Loan,
9.75%, 10/27/17	Software	444,000	453,546
			8,315,726

Total Senior Floating Rate Interests
(Cost $8,318,308)			8,504,659

Semiannual Report | 33

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund	Principal Amount*		Value
Foreign Government and Agency Securities 18.7%
Brazil 2.9%
Letra Tesouro Nacional, Strip,
4/01/14	4,410[n]BRL		$1,898,928
1/01/16	6,260[n]BRL		2,222,594
1/01/17	13,620[n]BRL		4,313,964
Nota Do Tesouro Nacional,
10.00%, 1/01/14	5,000[n]BRL		2,254,991
10.00%, 1/01/17	11,425[n]BRL		4,982,769
10.00%, 1/01/21	2,700[n]BRL		1,129,956
10.00%, 1/01/23	7,150[n]BRL		2,938,003
[o]Index Linked, 6.00%, 5/15/15	8,845[n]BRL		9,511,518
[o]Index Linked, 6.00%, 8/15/16	3,120[n]BRL		3,341,183
[o]Index Linked, 6.00%, 8/15/18	3,715[n]BRL		3,991,853
[o]Index Linked, 6.00%, 8/15/22	3,450[n]BRL		3,732,310
[o]Index Linked, 6.00%, 5/15/45	15,735[n]BRL		16,684,513
senior note, 10.00%, 1/01/19	5,490[n]BRL		2,332,983
			59,335,565

El Salvador 0.0%†
[h]Government of El Salvador, 144A,
7.65%, 6/15/35	100,000		101,127

Ghana 0.5%
Government of Ghana,
24.00%, 5/25/15	5,155,000	GHS	2,500,412
21.00%, 10/26/15	6,071,000	GHS	2,843,679
19.24%, 5/30/16	1,525,000	GHS	692,434
26.00%, 6/05/17	2,070,000	GHS	1,099,450
19.04%, 9/20/18	3,220,000	GHS	1,477,052
[h]144A, 7.875%, 8/07/23	1,900,000		1,854,875
			10,467,902

Hungary 0.5%
Government of Hungary,
4.125%, 2/19/18	3,270,000		3,243,431
5.375%, 2/21/23	6,040,000		5,891,265
			9,134,696

Indonesia 0.3%
Government of Indonesia,
FR20, 14.275%, 12/15/13	2,615,000,000	IDR	230,738
FR26, 11.00%, 10/15/14	980,000,000	IDR	88,509
FR27, 9.50%, 6/15/15	4,937,000,000	IDR	444,024
FR28, 10.00%, 7/15/17	4,156,000,000	IDR	387,499
FR34, 12.80%, 6/15/21	24,487,000,000	IDR	2,660,432
FR35, 12.90%, 6/15/22	10,410,000,000	IDR	1,150,316
FR36, 11.50%, 9/15/19	7,315,000,000	IDR	737,648
			5,699,166

34 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Semiannual Report | 35

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

	Templeton Global Balanced Fund	Principal Amount*			Value
	Foreign Government and Agency Securities (continued)
	South Korea 3.3%
	Korea Monetary Stabilization Bond,
	senior bond, 3.59%, 10/02/13	390,710,000	KRW		$359,806
	senior bond, 3.48%, 12/02/13	669,820,000	KRW		623,390
	senior bond, 3.47%, 2/02/14	8,591,020,000	KRW		8,005,732
	senior bond, 3.59%, 4/02/14	1,353,630,000	KRW		1,264,001
	senior bond, 2.55%, 5/09/14	660,000,000	KRW		612,911
	senior bond, 2.72%, 9/09/14	250,000,000	KRW		232,316
	senior bond, 2.47%, 4/02/15	236,300,000	KRW		218,668
	senior bond, 2.80%, 8/02/15	2,717,960,000	KRW		2,526,509
	senior note, 3.28%, 6/02/14	1,604,830,000	KRW		1,497,576
	senior note, 2.57%, 6/09/14	252,000,000	KRW		234,013
	senior note, 2.84%, 12/02/14	551,920,000	KRW		513,570
	senior note, 2.74%, 2/02/15	19,937,440,000	KRW		18,529,316
	senior note, 2.76%, 6/02/15	7,040,800,000	KRW		6,542,767
	Korea Treasury Bond,
	senior bond, 3.00%, 12/10/13	7,753,530,000	KRW		7,209,596
	senior note, 3.25%, 12/10/14	17,978,260,000	KRW		16,810,461
	senior note, 3.25%, 6/10/15	93,800,000	KRW		87,859
	senior note, 2.75%, 12/10/15	761,140,000	KRW		706,960
					65,975,451

	Sri Lanka 0.2%
	Government of Sri Lanka,
	A, 8.00%, 11/15/18	22,960,000	LKR		150,749
	A, 9.00%, 5/01/21	220,400,000	LKR		1,437,951
	C, 8.50%, 4/01/18	248,300,000	LKR		1,684,716
					3,273,416

	[q]Supranational 0.3%
Inter	-American Development Bank, senior note, 7.50%, 12/05/24	60,000,000		MXN	5,098,809

	Sweden 0.1%
	Government of Sweden, 6.75%, 5/05/14	9,970,000		SEK	1,604,210

	Ukraine 2.2%
	[h]Government of Ukraine,
	144A, 7.75%, 9/23/20	890,000			762,258
	senior bond, 144A, 7.80%, 11/28/22	28,490,000			23,859,663
	senior note, 144A, 7.50%, 4/17/23	24,050,000			20,036,656
					44,658,577
	Uruguay 1.0%
	[b]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	17,464,824		UYU	863,186
	Uruguay Notas del Tesoro,
	10.25%, 8/22/15	56,100,000	UYU		2,442,522
	9.50%, 1/27/16	56,100,000	UYU		2,380,767

36 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Uruguay (continued)
Uruguay Treasury Bill, Strip,
5/14/15	27,200,000	UYU	$1,002,332
7/02/15	3,040,000	UYU	111,274
8/20/15	399,880,000	UYU	14,424,111
			21,224,192

Total Foreign Government and Agency Securities
(Cost $381,012,025)			379,565,463

Total Investments before Short Term Investments
(Cost $1,588,525,397)			1,758,739,058

Short Term Investments 15.0%
Foreign Government and Agency Securities 0.8%
Malaysia 0.2%
[r]Bank of Negara Monetary Notes, 10/08/13 - 9/18/14	14,490,000	MYR	4,365,922
[r]Malaysia Treasury Bill, 5/30/14	60,000	MYR	18,042
			4,383,964

Mexico 0.3%
[r]Mexico Treasury Bills, 10/24/13 - 4/30/14	8,481,930	MXN	6,380,069

Philippines 0.0%†
[r]Philippine Treasury Bill, 11/13/13	28,810,000	PHP	662,247

Singapore 0.3%
[r]Monetary Authority of Singapore Treasury Bill, 11/08/13	2,860,000	SGD	2,279,244
[r]Singapore Treasury Bills, 11/15/13 - 12/27/13	3,800,000	SGD	3,027,600
			5,306,844

Total Foreign Government and Agency Securities
(Cost $17,158,166)			16,733,124

Total Investments before Money Market Funds
(Cost $1,605,683,563)			1,775,472,182

	Shares
Money Market Funds (Cost $287,248,633) 14.2%
United States 14.2%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	287,248,633		287,248,633

Total Investments (Cost $1,892,932,196) 101.5%			2,062,720,815
Other Assets, less Liabilities (1.5)%			(30,271,500)

Net Assets 100.0%			$2,032,449,315

Semiannual Report | 37

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bPrincipal amount of security is adjusted for inflation. See Note 1(i).
cAt September 30, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the aggregate value of these securities was $50,306, representing less than 0.01% of net assets.
eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
fSee Note 1(f) regarding investment in FT Holdings Corporation IV.
gSee Note 1(e) regarding equity-linked securities.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2013,
the aggregate value of these securities was $164,318,411, representing 8.08% of net assets.
iIncome may be received in additional securities and/or cash.
jSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2013, the aggregate value of these securities was
$6,398,922, representing 0.31% of net assets.
kThe coupon rate shown represents the rate at period end.
lSee Note 8 regarding defaulted securities.
mSee Note 1(g) regarding senior floating rate interests.
nPrincipal amount is stated in 1,000 Brazilian Real Units.
oRedemption price at maturity is adjusted for inflation. See Note 1(i).
pPrincipal amount is stated in 100 Mexican Peso Units.
qA supranational organization is an entity formed by two or more central governments through international treaties.
rThe security is traded on a discount basis with no stated coupon rate.

At September 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Indian Rupee	CITI	Buy	7,867,000	130,683		10/03/13	$—	$(5,520)
Indian Rupee	CITI	Sell	7,867,000	125,317		10/03/13	—	(55)
Philippine Peso	DBAB	Buy	65,600,000	1,569,378		10/04/13	—	(60,740)
Indian Rupee	HSBC	Buy	57,335,000	837,619		10/04/13	74,193	—
Philippine Peso	HSBC	Buy	52,620,000	1,261,447		10/04/13	—	(51,317)
Indian Rupee	DBAB	Buy	49,615,000	811,624		10/07/13	—	(23,576)
Polish Zloty	DBAB	Buy	8,156,625	1,922,100	EUR	10/07/13	10,510	—
Philippine Peso	HSBC	Buy	78,450,000	1,886,316		10/07/13	—	(81,784)
Indian Rupee	DBAB	Buy	9,241,000	153,250		10/08/13	—	(6,534)
Swedish Krona	UBSW	Buy	57,125,412	6,584,834	EUR	10/09/13	—	(24,316)
Philippine Peso	HSBC	Buy	45,250,000	1,088,761		10/11/13	—	(47,617)
Philippine Peso	JPHQ	Buy	25,704,000	618,762		10/11/13	—	(27,347)
Indian Rupee	DBAB	Buy	62,182,000	1,016,577		10/15/13	—	(32,218)
Philippine Peso	DBAB	Buy	15,341,000	368,606		10/16/13	—	(15,507)
Indian Rupee	DBAB	Buy	91,185,000	1,492,854		10/17/13	—	(50,570)

38 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*		Date	Appreciation Depreciation
Euro	HSBC	Sell	5,173,000	6,724,900		10/17/13	$—	$(273,188)
Indian Rupee	JPHQ	Buy	51,553,000	851,799		10/18/13	—	(36,719)
Malaysian Ringgit	JPHQ	Buy	2,616,000	842,105		10/18/13	—	(40,635)
Malaysian Ringgit	JPHQ	Sell	2,616,000	830,750		10/18/13	29,280	—
Indian Rupee	DBAB	Buy	18,126,000	297,626		10/22/13	—	(11,521)
Malaysian Ringgit	HSBC	Buy	4,770,000	1,548,601		10/22/13	—	(87,562)
Indian Rupee	JPHQ	Buy	25,753,000	422,860		10/22/13	—	(16,368)
Malaysian Ringgit	DBAB	Buy	3,604,000	1,162,393		10/23/13	—	(58,565)
Malaysian Ringgit	HSBC	Buy	2,403,275	775,000		10/24/13	—	(38,973)
Chilean Peso	CITI	Buy	693,880,000	1,425,976		10/28/13	—	(57,166)
Euro	DBAB	Sell	76,597	99,134		10/31/13	—	(4,491)
Malaysian Ringgit	JPHQ	Buy	3,725,000	1,203,049		10/31/13	—	(62,580)
Malaysian Ringgit	JPHQ	Sell	3,725,000	1,182,149		10/31/13	41,680	—
Euro	DBAB	Sell	84,184	109,859		11/04/13	—	(4,032)
Indian Rupee	JPHQ	Buy	25,080,000	403,322		11/06/13	—	(9,561)
Indian Rupee	DBAB	Buy	9,032,000	143,466		11/08/13	—	(1,744)
Indian Rupee	HSBC	Buy	9,755,000	140,968		11/12/13	11,923	—
Indian Rupee	HSBC	Buy	24,630,000	361,993		11/13/13	23,926	—
Japanese Yen	MSCO	Sell	100,400,000	1,269,199		11/15/13	247,404	—
Indian Rupee	DBAB	Buy	24,766,000	362,288		11/18/13	25,206	—
Indian Rupee	JPHQ	Buy	41,367,000	658,036		11/18/13	—	(10,801)
Japanese Yen	CITI	Sell	205,908,000	2,550,229		11/19/13	454,610	—
Japanese Yen	DBAB	Sell	166,350,000	2,052,525		11/19/13	359,507	—
Malaysian Ringgit	DBAB	Buy	2,025,400	650,000		11/19/13	—	(29,169)
Japanese Yen	CITI	Sell	231,295,000	2,859,306		11/20/13	505,301	—
Indian Rupee	DBAB	Buy	22,559,000	333,072		11/20/13	19,687	—
Japanese Yen	HSBC	Sell	43,408,000	537,434		11/20/13	95,649	—
Malaysian Ringgit	HSBC	Buy	1,231,000	394,397		11/20/13	—	(17,044)
Japanese Yen	JPHQ	Sell	83,068,000	1,029,311		11/20/13	183,887	—
Euro	UBSW	Sell	592,176	758,045		11/20/13	—	(43,130)
Japanese Yen	UBSW	Sell	66,358,000	821,791		11/20/13	146,433	—
Indian Rupee	DBAB	Buy	18,310,000	281,171		11/26/13	4,655	—
Indian Rupee	DBAB	Buy	19,369,500	303,179		11/27/13	—	(900)
Indian Rupee	HSBC	Buy	26,015,000	406,942		11/27/13	—	(954)
Indian Rupee	JPHQ	Buy	20,726,500	324,368		11/27/13	—	(912)
Indian Rupee	DBAB	Buy	28,167,000	419,589		11/29/13	19,731	—
Indian Rupee	HSBC	Buy	19,369,500	290,354		11/29/13	11,752	—
Indian Rupee	JPHQ	Buy	20,726,500	318,673		11/29/13	4,598	—
Indian Rupee	CITI	Buy	7,944,000	113,453		12/03/13	10,308	—
Euro	DBAB	Sell	183,617	241,035		12/10/13	—	(7,401)
Polish Zloty	DBAB	Buy	42,929,712	10,080,000	EUR	12/10/13	49,886	—
Singapore Dollar	DBAB	Buy	34,000,976	27,920,000		12/10/13	—	(816,593)
South Korean Won	DBAB	Sell	3,901,450,000	3,516,721		12/10/13	—	(91,545)
South Korean Won	DBAB	Buy	3,901,450,000	3,550,000		12/10/13	58,266	—

Semiannual Report | 39

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*		Date	Appreciation Depreciation
Australian Dollar	DBAB	Buy	4,625,000	4,377,563		12/11/13	$—	$(83,394)
Australian Dollar	DBAB	Buy	2,567,000	2,629,763		12/13/13	—	(246,696)
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,638,771		12/17/13	—	(237,833)
Euro	DBAB	Sell	292,125	385,809		12/18/13	—	(9,445)
Indian Rupee	JPHQ	Buy	52,519,000	752,206		12/18/13	62,506	—
Indian Rupee	DBAB	Buy	18,310,000	284,544		12/26/13	—	(1,152)
Indian Rupee	JPHQ	Buy	25,600,000	399,127		12/26/13	—	(2,903)
Malaysian Ringgit	JPHQ	Buy	9,454,000	2,957,795		1/02/14	—	(74,004)
Philippine Peso	JPHQ	Buy	33,486,000	772,992		1/02/14	—	(469)
Euro	DBAB	Sell	79,650	105,584		1/03/14	—	(2,190)
Indian Rupee	CITI	Buy	7,867,000	121,673		1/06/14	120	—
Japanese Yen	DBAB	Sell	160,839,000	1,857,714		1/07/14	220,037	—
Malaysian Ringgit	DBAB	Buy	2,972,900	961,077		1/08/14	—	(54,562)
Euro	DBAB	Sell	84,250	112,398		1/09/14	—	(1,602)
Japanese Yen	CITI	Sell	63,300,000	725,510		1/10/14	80,970	—
Malaysian Ringgit	HSBC	Buy	2,848,623	921,229		1/10/14	—	(52,712)
Japanese Yen	UBSW	Sell	189,880,000	2,171,391		1/14/14	237,921	—
Japanese Yen	HSBC	Sell	209,990,000	2,391,686		1/15/14	253,429	—
Japanese Yen	DBAB	Sell	63,500,000	715,703		1/16/14	69,099	—
Malaysian Ringgit	JPHQ	Buy	599,000	195,209		1/16/14	—	(12,645)
Japanese Yen	UBSW	Sell	260,930,000	2,940,023		1/16/14	283,043	—
Japanese Yen	UBSW	Sell	254,830,000	2,888,574		1/27/14	293,506	—
Chilean Peso	DBAB	Buy	746,020,000	1,517,226		1/28/14	—	(63,846)
Japanese Yen	DBAB	Sell	242,274,032	2,705,461		1/28/14	238,240	—
Japanese Yen	HSBC	Sell	313,645,839	3,504,423		1/28/14	310,380	—
Chilean Peso	DBAB	Buy	241,010,000	491,206		1/29/14	—	(21,738)
Swedish Krona	DBAB	Buy	1,850,000	212,382	EUR	1/30/14	—	(458)
Chilean Peso	JPHQ	Buy	256,050,000	520,427		1/30/14	—	(21,729)
Malaysian Ringgit	JPHQ	Buy	3,799,000	1,223,117		1/30/14	—	(66,203)
Chilean Peso	DBAB	Buy	482,020,000	979,218		1/31/14	—	(40,532)
Euro	DBAB	Sell	2,427,000	3,274,096		1/31/14	—	(10,163)
Chilean Peso	DBAB	Buy	449,800,000	910,711		2/03/14	—	(35,119)
Euro	DBAB	Sell	772,000	1,031,392		2/06/14	—	(13,313)
Euro	DBAB	Sell	288,563	387,231		2/11/14	—	(3,271)
Chilean Peso	DBAB	Buy	401,200,000	813,744		2/18/14	—	(34,313)
Chilean Peso	CITI	Buy	866,360,000	1,761,610		2/20/14	—	(78,939)
Chilean Peso	DBAB	Buy	195,280,000	394,824		2/25/14	—	(15,797)
Euro	BZWS	Sell	587,300	782,971		2/26/14	—	(11,843)
Chilean Peso	DBAB	Buy	301,900,000	609,899		2/26/14	—	(24,006)
Euro	UBSW	Sell	2,984,696	3,988,599		2/26/14	—	(50,693)
Japanese Yen	UBSW	Sell	312,386,000	3,172,720		2/26/14	—	(9,145)
Japanese Yen	BZWS	Sell	302,200,000	3,227,943		2/27/14	149,807	—
Chilean Peso	DBAB	Buy	494,720,000	1,000,243		2/27/14	—	(40,274)
Chilean Peso	DBAB	Buy	401,810,000	811,819		3/03/14	—	(32,549)

40 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*		Date	Appreciation Depreciation
Chilean Peso	DBAB	Buy	401,810,000	809,611		3/05/14	$—	$(30,547)
Chilean Peso	DBAB	Buy	503,570,000	1,013,729		3/06/14	—	(37,494)
Chilean Peso	DBAB	Buy	500,540,000	1,010,681		3/07/14	—	(40,448)
Swedish Krona	DBAB	Buy	41,000,000	4,884,441	EUR	3/12/14	—	(257,371)
Chilean Peso	DBAB	Buy	486,980,000	984,594		3/13/14	—	(41,394)
Chilean Peso	DBAB	Buy	985,820,000	1,998,419		3/18/14	—	(90,312)
Chilean Peso	DBAB	Buy	504,600,000	1,021,871		4/04/14	—	(47,226)
Chilean Peso	MSCO	Buy	758,240,000	1,550,118		4/14/14	—	(87,099)
Chilean Peso	MSCO	Buy	679,390,000	1,379,332		4/21/14	—	(69,418)
Swedish Krona	DBAB	Buy	123,614,356	14,453,593	EUR	4/22/14	—	(428,439)
Euro	DBAB	Sell	302,984	395,698		4/25/14	—	(14,428)
Chilean Peso	JPHQ	Buy	430,475,000	866,583		4/28/14	—	(37,204)
Euro	DBAB	Sell	3,768,000	5,002,472		4/30/14	—	(98,075)
Euro	BZWS	Sell	1,887,488	2,501,752		5/05/14	—	(53,294)
Euro	DBAB	Sell	404,451	531,813		5/07/14	—	(15,687)
Swedish Krona	DBAB	Buy	6,617,360	768,924	EUR	5/07/14	—	(16,867)
Euro	DBAB	Sell	400,000	525,100		5/09/14	—	(16,379)
Euro	JPHQ	Sell	40,000,000	52,602,400		5/09/14	—	(1,545,497)
Euro	GSCO	Sell	20,000,000	26,265,000		5/13/14	—	(809,385)
Euro	BZWS	Sell	2,176,000	2,832,325		5/15/14	—	(113,392)
Swedish Krona	DBAB	Buy	51,264,580	5,921,407	EUR	5/15/14	—	(84,522)
Euro	GSCO	Sell	1,220,000	1,586,708		5/16/14	—	(64,850)
Euro	GSCO	Sell	292,956	379,598		5/20/14	—	(16,994)
Chilean Peso	MSCO	Buy	375,660,000	747,136		5/22/14	—	(25,185)
Chilean Peso	JPHQ	Buy	108,420,000	211,386		6/03/14	—	(3,284)
Chilean Peso	DBAB	Buy	154,820,000	302,058		6/05/14	—	(4,957)
Japanese Yen	BZWS	Sell	86,450,000	888,341		6/10/14	6,950	—
Japanese Yen	HSBC	Sell	92,070,000	951,805		6/10/14	13,115	—
Japanese Yen	JPHQ	Sell	62,440,000	634,576		6/10/14	—	(2,025)
Polish Zloty	CITI	Buy	3,667,000	836,203	EUR	6/11/14	24,454	—
Japanese Yen	DBAB	Sell	30,500,000	317,391		6/11/14	6,428	—
Japanese Yen	JPHQ	Sell	85,300,000	888,323		6/11/14	18,648	—
Polish Zloty	DBAB	Buy	18,797,000	4,317,477	EUR	6/12/14	82,849	—
Japanese Yen	CITI	Sell	64,869,000	682,832		6/16/14	21,427	—
Japanese Yen	JPHQ	Sell	36,000,000	381,013		6/17/14	13,953	—
Philippine Peso	DBAB	Buy	586,065,480	13,530,000		6/30/14	—	(34,163)
Philippine Peso	JPHQ	Buy	83,694,000	1,931,994		7/01/14	—	(4,710)
Malaysian Ringgit	JPHQ	Buy	3,043,000	943,478		7/02/14	—	(24,316)
Malaysian Ringgit	DBAB	Buy	695,840	215,999		7/03/14	—	(5,824)
Malaysian Ringgit	DBAB	Buy	6,555,700	2,032,090		7/07/14	—	(52,324)
Malaysian Ringgit	DBAB	Buy	3,220,000	1,001,337		7/15/14	—	(29,265)
Malaysian Ringgit	DBAB	Buy	7,869,000	2,433,962		7/18/14	—	(58,734)
Malaysian Ringgit	DBAB	Buy	12,411,000	3,821,356		7/22/14	—	(75,798)
Euro	DBAB	Sell	95,745	125,810		7/23/14	—	(3,840)

Semiannual Report | 41

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Global Balanced Fund

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount*		Date	Appreciation Depreciation
Euro	DBAB	Sell	95,542	126,593		7/25/14	$—	$(2,784)
Malaysian Ringgit	DBAB	Buy	15,092,000	4,685,938		7/25/14	—	(131,870)
Japanese Yen	BZWS	Sell	291,270,000	2,934,474		7/29/14	—	(36,990)
Euro	DBAB	Sell	1,047,114	1,387,793		7/29/14	—	(30,173)
Euro	JPHQ	Sell	3,768,000	5,009,236		7/31/14	—	(93,308)
Euro	UBSW	Sell	3,767,000	5,013,500		8/01/14	—	(87,713)
Euro	HSBC	Sell	3,767,000	4,992,895		8/04/14	—	(108,390)
Euro	BZWS	Sell	1,882,000	2,495,984		8/05/14	—	(52,639)
Japanese Yen	DBAB	Sell	284,714,000	2,900,598		8/19/14	—	(4,846)
Japanese Yen	HSBC	Sell	547,340,000	5,642,680		8/20/14	57,117	—
Japanese Yen	JPHQ	Sell	385,615,000	3,966,720		8/20/14	31,548	—
Japanese Yen	BZWS	Sell	127,736,000	1,317,409		8/22/14	13,836	—
Japanese Yen	CITI	Sell	255,214,000	2,627,240		8/25/14	22,616	—
Japanese Yen	DBAB	Sell	126,234,000	1,298,891		8/25/14	10,591	—
Japanese Yen	HSBC	Sell	253,342,000	2,601,288		8/25/14	15,769	—
Japanese Yen	BZWS	Sell	366,311,000	3,726,460		8/26/14	—	(12,034)
Japanese Yen	JPHQ	Sell	254,671,000	2,590,713		8/26/14	—	(8,406)
Swedish Krona	UBSW	Buy	4,000,000	455,633	EUR	8/26/14	111	—
Japanese Yen	DBAB	Sell	228,669,000	2,316,809		8/27/14	—	(16,973)
Japanese Yen	HSBC	Sell	420,281,000	4,258,727		8/27/14	—	(30,634)
Euro	JPHQ	Sell	1,685,713	2,254,186		8/27/14	—	(28,856)
Japanese Yen	JPHQ	Sell	227,544,000	2,308,627		8/27/14	—	(13,673)
Euro	DBAB	Sell	177,411	234,662		8/28/14	—	(5,616)
Euro	DBAB	Sell	112,498	150,230		8/29/14	—	(2,132)
Japanese Yen	JPHQ	Sell	126,519,000	1,302,111		8/29/14	10,829	—
Chilean Peso	DBAB	Buy	474,950,000	907,259		9/30/14	—	(8,809)
Japanese Yen	JPHQ	Sell	59,426,000	602,682		9/30/14	—	(4,106)
Unrealized appreciation (depreciation)							4,937,691	(8,522,892)
Net unrealized appreciation (depreciation)								$(3,585,201)

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page 62.

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements

Statement of Assets and Liabilities
September 30, 2013 (unaudited)

Templeton Global
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,605,683,563
Cost - Sweep Money Fund (Note 7)	287,248,633
Total cost of investments	$1,892,932,196
Value - Unaffiliated issuers	$1,775,472,182
Value - Sweep Money Fund (Note 7)	287,248,633
Total value of investments	2,062,720,815
Cash	765,155
Restricted cash (Note 1d)	97,000
Foreign currency, at value (cost $7,979,085)	8,010,243
Receivables:
Investment securities sold	1,078
Capital shares sold	13,341,291
Dividends and interest	12,266,089
Due from brokers	3,905,000
Unrealized appreciation on forward exchange contracts	4,937,691
Other assets	172
Total assets	2,106,044,534
Liabilities:
Payables:
Investment securities purchased	59,466,310
Capital shares redeemed	2,539,371
Management fees	1,132,280
Distribution fees	1,191,225
Transfer agent fees	296,377
Trustees’ fees and expenses	2,446
Due to brokers	97,000
Unrealized depreciation on forward exchange contracts	8,522,892
Deferred tax	77,609
Accrued expenses and other liabilities	269,709
Total liabilities	73,595,219
Net assets, at value	$2,032,449,315
Net assets consist of:
Paid-in capital	$1,955,291,962
Distributions in excess of net investment income	(3,736,992)
Net unrealized appreciation (depreciation)	166,086,559
Accumulated net realized gain (loss)	(85,192,214)
Net assets, at value	$2,032,449,315

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
September 30, 2013 (unaudited)

Templeton Global
Balanced Fund
Class A:
Net assets, at value.	$631,419,911
Shares outstanding	204,520,678
Net asset value per share[a]	$3.09
Maximum offering price per share (net asset value per share ÷ 94.25%)	$3.28
Class A1:
Net assets, at value	$532,001,455
Shares outstanding	172,257,390
Net asset value per share[a]	$3.09
Maximum offering price per share (net asset value per share ÷ 95.75%)	$3.23
Class C:
Net assets, at value.	$269,957,267
Shares outstanding	87,760,392
Net asset value and maximum offering price per share[a]	$3.08
Class C1:
Net assets, at value.	$330,564,898
Shares outstanding	107,129,799
Net asset value and maximum offering price per share[a]	$3.09
Class R:
Net assets, at value.	$4,440,950
Shares outstanding	1,435,673
Net asset value and maximum offering price per share	$3.09
Class R6:
Net assets, at value.	$5,125
Shares outstanding	1,656
Net asset value and maximum offering price per share	$3.09
Advisor Class:
Net assets, at value	$264,059,709
Shares outstanding	85,213,568
Net asset value and maximum offering price per share	$3.10

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Operations
for the six months ended September 30, 2013 (unaudited)

Templeton Global
Balanced Fund
Investment income:
Dividends (net of foreign taxes of $1,369,776)	$17,296,084
Interest (net of foreign taxes of $113,522)	12,755,355
Total investment income	30,051,439
Expenses:
Management fees (Note 3a)	5,669,782
Administrative fees (Note 3b)	224,746
Distribution fees: (Note 3c)
Class A	508,629
Class A1	665,079
Class C	825,173
Class C1	1,065,977
Class R	11,134
Transfer agent fees: (Note 3e)
Class A	209,383
Class A1	278,552
Class C	84,847
Class C1	170,159
Class R	2,308
Advisor Class	101,300
Custodian fees (Note 4)	212,354
Reports to shareholders	71,430
Registration and filing fees	73,950
Professional fees	63,881
Trustees’ fees and expenses	34,655
Other	21,046
Total expenses	10,294,385
Expense reductions (Note 4)	(639)
Net expenses	10,293,746
Net investment income	19,757,693
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(8,548,927)
Foreign currency transactions	10,383,237
Net realized gain (loss)	1,834,310
Net change in unrealized appreciation (depreciation) on:
Investments	96,803,526
Translation of other assets and liabilities denominated in foreign currencies	(20,723,854)
Change in deferred taxes on unrealized appreciation	123,156
Net change in unrealized appreciation (depreciation)	76,202,828
Net realized and unrealized gain (loss)	78,037,138
Net increase (decrease) in net assets resulting from operations	$97,794,831

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

Templeton Global Investment Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Balanced Fund
	Six Months Ended
	September 30, 2013	Year Ended
	(unaudited)	March 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$19,757,693	$30,233,921
Net realized gain (loss) from investments and foreign currency transactions	1,834,310	29,808,883
Net change in unrealized appreciation (depreciation) on investments, translation of
other assets and liabilities denominated in foreign currencies and deferred taxes	76,202,828	56,687,682
Net increase (decrease) in net assets resulting from operations	97,794,831	116,730,486
Distributions to shareholders from:
Net investment income:
Class A	(4,639,133)	(6,918,317)
Class A1	(5,757,444)	(30,369,020)
Class C	(1,415,057)	(1,968,673)
Class C1	(2,890,600)	(17,023,537)
Class R	(42,045)	(189,347)
Class R6	(63)	—
Advisor Class	(2,428,402)	(6,440,242)
Total distributions to shareholders	(17,172,744)	(62,909,136)
Capital share transactions: (Note 2)
Class A	373,528,326	158,302,602
Class A1	(28,480,264)	(63,205,517)
Class C	173,197,973	68,262,437
Class C1	(8,094,617)	(34,577,299)
Class R	362,564	267,112
Class R6	5,000	—
Advisor Class	108,342,153	39,935,156
Total capital share transactions	618,861,135	168,984,491
Net increase (decrease) in net assets	699,483,222	222,805,841
Net assets:
Beginning of period	1,332,966,093	1,110,160,252
End of period	$2,032,449,315	$1,332,966,093
Distributions in excess of net investment income included in net assets:	$(3,736,992)	$(6,321,941)

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Global Balanced Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton Global Balanced Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers seven classes of shares: Class A, Class A1, Class C, Class C1, Class R, Class R6, and Advisor Class. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary

Semiannual Report | 47

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for

48 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would

Semiannual Report | 49

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities, are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At September 30, 2013, the Fund had OTC derivatives in a net liability position of $5,452,124 and the aggregate value of collateral pledged for such contracts was $3,905,000.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterpar-ty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

50 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

At September 30, 2013, the Fund received $2,422,042 in U.S. Treasury Bonds and Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 10 regarding other derivative information.

d. Restricted Cash

At September 30, 2013, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the counterparty broker and is reflected in the Statement of Assets and Liabilities.

e. Equity-Linked Securities

The Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

f. FT Holdings Corporation IV (FT Subsidiary)

The Fund invests in certain financial instruments, through its investment in the FT subsidiary. The FT subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At September 30, 2013, the FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Statement of Investments and Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the FT Subsidiary. All intercompany transactions and balances have been eliminated.

Semiannual Report | 51

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

h. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from

52 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Security Transactions, Investment Income, Expenses and Distributions (continued)

foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 53

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2013, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	132,098,440	$399,736,222	61,250,482	$175,593,266
Shares issued in reinvestment
of distributions	1,372,626	4,133,954	2,222,585	6,218,611
Shares redeemed	(10,072,462)	(30,341,850)	(8,444,680)	(23,509,275)
Net increase (decrease)	123,398,604	$373,528,326	55,028,387	$158,302,602
Class A1 Shares:
Shares sold	5,336,816	$16,105,465	8,542,263	$23,925,925
Shares issued in reinvestment
of distributions	1,765,205	5,297,854	10,099,757	27,640,221
Shares redeemed	(16,494,283)	(49,883,583)	(41,748,274)	(114,771,663)
Net increase (decrease)	(9,392,262)	$(28,480,264)	(23,106,254)	$(63,205,517)
Class C Shares:
Shares sold	60,431,331	$182,354,779	24,901,944	$71,701,101
Shares issued in reinvestment
of distributions	427,570	1,280,098	654,385	1,836,088
Shares redeemed	(3,465,536)	(10,436,904)	(1,884,876)	(5,274,752)
Net increase (decrease)	57,393,365	$173,197,973	23,671,453	$68,262,437
Class C1 Shares:
Shares sold	2,911,190	$8,766,395	4,671,492	$12,997,896
Shares issued in reinvestment
of distributions	864,119	2,587,657	5,500,196	15,015,869
Shares redeemed	(6,447,454)	(19,448,669)	(22,886,324)	(62,591,064)
Net increase (decrease)	(2,672,145)	$(8,094,617)	(12,714,636)	$(34,577,299)
Class R Shares:
Shares sold	663,745	$2,022,667	277,169	$801,970
Shares issued in reinvestment
of distributions	7,995	24,030	62,762	172,329
Shares redeemed	(549,156)	(1,684,133)	(250,300)	(707,187)
Net increase (decrease)	122,584	$362,564	89,631	$267,112
Class R6 Shares[a]:
Shares sold	1,656	$5,000
Net increase (decrease)	1,656	$5,000
Advisor Class Shares:
Shares sold	41,218,082	$125,147,969	22,238,043	$63,694,299
Shares issued in reinvestment
of distributions	657,855	1,986,913	1,864,742	5,153,901
Shares redeemed	(6,217,558)	(18,792,729)	(10,509,046)	(28,913,044)
Net increase (decrease)	35,658,379	$108,342,153	13,593,739	$39,935,156

[a]For the period May 1, 2013 (effective date) to September 30, 2013.
54 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Limited (TGAL)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.825%	Up to and including $500 million
0.725%	Over $500 million, up to and including $1 billion
0.675%	Over $1 billion, up to and including $1.5 billion
0.625%	Over $1.5 billion, up to and including $6.5 billion
0.600%	Over $6.5 billion, up to and including $11.5 billion
0.578%	Over $11.5 billion, up to and including $16.5 billion
0.565%	Over $16.5 billion, up to and including $19.0 billion
0.555%	Over $19.0 billion, up to and including $21.5 billion
0.545%	In excess of $21.5 billion

Effective May 1, 2013, the Fund combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to May 1, 2013, the Fund paid fees to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $500 million
0.525%	Over $500 million, up to and including $1 billion
0.475%	Over $1 billion, up to and including $1.5 billion
0.425%	Over $1.5 billion, up to and including $6.5 billion
0.400%	Over $6.5 billion, up to and including $11.5 billion
0.378%	Over $11.5 billion, up to and including $16.5 billion
0.365%	Over $16.5 billion, up to and including $19.0 billion
0.355%	Over $19.0 billion, up to and including $21.5 billion
0.345%	In excess of $21.5 billion

Under a subadvisory agreement, Advisers, an affiliate of TGAL, provides subadvisory services to the Fund. The subadvisory fee is paid by TGAL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Semiannual Report | 55

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Effective May 1, 2013, under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Prior to May 1, 2013, the Fund paid administrative fees to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class A1	0.25%
Class C	1.00%
Class C1	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$947,896
CDSC retained	$22,918

56 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended September 30, 2013, the Fund paid transfer agent fees of $846,549, of which $346,666 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TGAL and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class A1, Class C, Class C1, Class R and Advisor Class of the Fund do not exceed 0.95%, and Class R6 does not exceed 0.84% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2013. Effective August 1, 2013, the contractual fee waiver was eliminated. There were no expenses waived during the period ended September 30, 2013.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until July 31, 2014. There were no expenses waived during the period ended September 30, 2013.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2013, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

Semiannual Report | 57

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

5. INCOME TAXES (continued)

At March 31, 2013, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$51,899,779
2018	30,914,281
Capital loss carryforwards not subject to expiration:
Short term	1,996,486
Long term	—
Total capital loss carryforwards	$84,810,546

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,896,137,865

Unrealized appreciation	$233,258,301
Unrealized depreciation	(66,675,351)
Net unrealized appreciation (depreciation)	$166,582,950

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2013, aggregated $591,758,763 and $108,044,751, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At September 30, 2013, the Fund had 7.17% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

58 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

8. CREDIT RISK AND DEFAULTED SECURITIES (continued)

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September 30, 2013, the value of this security represents less than 0.05% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At September 30, 2013, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Foreign
exchange contracts	Unrealized appreciation on		Unrealized depreciation on
	forward exchange contracts	$4,937,691	forward exchange contracts	$8,522,892

For the period ended September 30, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as	Statement of	Gain (Loss)	(Depreciation)
Hedging Instruments	Operations Locations	for the Period	for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency
transactions / Net change in unrealized
appreciation (depreciation) on translation of
other assets and liabilities denominated in
	foreign currencies	$10,708,162	$(20,799,620)

Semiannual Report | 59

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended September 30, 2013, the average month end fair value of derivatives represented 1.24% of average month end net assets. The average month end number of open derivative contracts for the period was 180.

See Note 1(c) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended September 30, 2013, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

60 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

12. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
United Kingdom	$141,744,396	$675,055	$—	$142,419,451
United States	354,318,953	376,200	—[c]	354,695,153
All Other Equity Investments[b]	733,647,535	—	—	733,647,535
Equity-Linked Securities	—	76,137,668	—	76,137,668
Corporate Bonds and Notes	—	63,769,129	—	63,769,129
Senior Floating Rate Interests	—	8,454,353	50,306	8,504,659
Foreign Government and Agency
Securities	—	379,565,463	—	379,565,463
Short Term Investments	287,248,633	16,733,124	—	303,981,757
Total Investments in Securities	$1,516,959,517	$545,710,992	$50,306	$2,062,720,815

Forward Exchange Contracts	$—	$4,937,691	$—	$4,937,691

Liabilities:
Forward Exchange Contracts	—	8,522,892	—	8,522,892

[a]Includes common, preferred and convertible preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at September 30, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

Semiannual Report | 61

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty		Currency			Selected Portfolio

BZWS	- Barclays Bank PLC	BRL	-	Brazilian Real	ADR	-	American Depositary Receipt
CITI	- Citibank N.A.	EUR	-	Euro	DIP	-	Debtor-In-Possession
DBAB	- Deutsche Bank AG	GHS	-	Ghanaian Cedi	FRN	-	Floating Rate Note
GSCO	- The Goldman Sachs Group, Inc.	IDR	-	IndonesianRupiah	IDR	-	InternationalDepositary Receipt
HSBC	- HSBC Bank USA	KRW	-	South Korean Won	PIK	-	Payment-In-Kind
JPHQ	- JPMorgan Chase Bank, N.A.	LKR	-	Sri Lankan Rupee
MSCO	- Morgan Stanley and Co., Inc.	MXN	-	Mexican Peso
UBSW	- UBS AG	MYR	-	Malaysian Ringgit
		PEN	-	Peruvian Nuevo Sol
		PHP	-	Philippine Peso
		PLN	-	Polish Zloty
		SEK	-	Swedish Krona
		SGD	-	SingaporeDollar
		UYU	-	Uruguayan Peso

62 | Semiannual Report

Templeton Global Investment Trust

Shareholder Information

Templeton Global Balanced Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 63

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

**Semiannual Report and Shareholder Letter**

# Templeton Global Balanced Fund

**Investment Manager**
Templeton Global Advisors Limited

**Subadvisor**
Franklin Advisers, Inc.

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

325 S 11/13

SEPTEMBER 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
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INTERNATIONAL

# Templeton Frontier Markets Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Frontier Markets Fund

Your Fund’s Goal and Main Investments: Templeton Frontier Markets Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries” as defined in the prospectus. Such companies are organized under the laws of, have a principal office in, or have their principal trading market in frontier market countries; or derive at least 50% of their total revenue or profit from either goods or services produced or sales made in frontier market countries; or have at least 50% of their assets in, or are linked to currencies of, frontier market countries.

This semiannual report for Templeton Frontier Markets Fund covers the period ended September 30, 2013. At the market close on June 28, 2013, the Fund closed to new investors. Existing shareholders may add to their accounts. After a recent surge in new assets, we believe this closure will help us manage the inflow of assets and allow us to effectively manage our current level of assets.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 20.

Semiannual Report | 3

Economic and Market Overview

The global economy grew modestly during the six months under review amid a generally accommodative monetary environment. Although some frontier and emerging market economies experienced slowdowns, they continued to grow faster than many of their developed market counterparts.

Qatar’s gross domestic product (GDP) grew 6.0% year-over-year in the second quarter, slightly lower than the first quarter’s 6.1% rate, as global oil prices declined during the quarter.1 Although the oil and gas production growth rate rose only marginally in the second quarter, the financial, real estate and construction sectors expanded at a fast rate. The long-term uptrend in global oil prices and the government’s large-scale infrastructure spending related to its preparation for the 2022 FIFA World Cup in Qatar could help support economic growth.

Saudi Arabia’s GDP grew a modest 2.7% year-over-year in the second quarter, improving from the multi-year low of 2.1% in the first quarter.2 The country’s diversification into the non-oil sector supported growth amid the second quarter’s global oil price decline. In May, independent credit rating agency Standard & Poor’s (S&P) affirmed Saudi Arabia’s long-term sovereign credit rating at AA- and revised its outlook to positive from stable, reflecting S&P’s view of the kingdom’s strengthening economic growth fundamentals.3 Government-led infrastructure and mining projects, rising consumer spending and higher investment growth have contributed to the kingdom’s economic strength.

Nigeria’s GDP grew 6.2% year-over-year in the second quarter, down from 6.6% in the first quarter.4 Growth in non-oil industries, including agriculture, trade and services, helped support the economy as oil production output declined. Although the inflation rate remained below the Central Bank of Nigeria’s (CBN’s) 10% target, in September the CBN held its benchmark interest rate unchanged at 12.0%, because of concerns that the naira could be pressured if oil revenue continued to decline and that inflation could rise as a result of the government’s increased spending measures in advance of the 2014 elections.

Kenya’s GDP grew 4.3% year-over-year in the second quarter, lower than the first quarter’s 5.2% rate, resulting largely from weakness in the hotels and restaurants industry amid uncertainties surrounding the results of the

1. Source: Qatar Statistics Authority.
2. Source: Central Department of Statistics and Information, Saudi Arabia.
3. This does not indicate a rating of the Fund.
4. Source: Nigeria National Bureau of Statistics.

4 | Semiannual Report

Top 10 Countries
Based on Equity Securities
9/30/13
% of Total
Net Assets
Qatar	10.0%
Nigeria	10.0%
Saudi Arabia	7.4%
Romania	5.5%
Kazakhstan	5.4%
United Arab Emirates	4.9%
Kenya	4.5%
Ukraine	4.4%
Vietnam	4.4%
Panama	3.7%

March 2013 presidential election.5 However, the agriculture, manufacturing and financial sectors contributed to economic growth. In August, independent credit rating agency Fitch Ratings affirmed Kenya’s long-term foreign currency issuer default rating at B+ with a stable outlook.3 In Fitch’s view, compared to other countries with a B rating, Kenya has a more diversified economy that includes greater reliance on manufacturing and services, a more developed banking system and stronger domestic capital markets.

Frontier market stocks overall proved to be less sensitive than emerging market stocks to the uncertainties surrounding monetary policies of major central banks. With the exception of brief periods of sell-offs in June and August resulting largely from concerns about the Federal Reserve Board’s (Fed’s) potential tapering of its asset purchase program, the People’s Bank of China’s management of the country’s interbank market and a possible U.S. military intervention in Syria, frontier market stocks generally trended higher during the six-month period. In September, frontier market stocks rallied as tension surrounding Syria was defused and as the Fed announced it would delay tapering its asset purchase program.

For the six months ended September 30, 2013, frontier market stocks, as measured by the MSCI Frontier Markets Index, delivered a +9.50% total return, with all major regions posting gains.6 In comparison, developed market stocks, as measured by the MSCI World Index, generated a +9.21% total return, and emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -2.52% total return.6 Argentina was among the top performers, as faster economic growth and the government’s pre-election spending boosted the country’s stocks. Central and Eastern European stocks generally benefited from the eurozone’s emergence from recession, with Bulgaria, Slovenia and Romania outperforming many of their frontier market peers, particularly Ukraine, Serbia and Kazakhstan, which declined in value. In the Middle East, the United Arab Emirates, Saudi Arabia7 and Qatar generated strong gains, while Jordan, Bahrain and Lebanon posted losses. In Africa, Kenya was the top performer, with Mauritius and Nigeria also delivering gains, while Tunisia had a negative return. In Asia, Vietnam and Sri Lanka posted losses, while Bangladesh produced solid gains. Pakistan was among the top performers, as signs of improving local conditions, including a peaceful transition of leadership, supported the country’s stocks.

5. Source: Kenya National Bureau of Statistics.
6. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
7. Not a component of the MSCI Frontier Markets Index.

Semiannual Report | 5

We believe frontier and emerging market countries, which have generally strong economic fundamentals, could continue to benefit from the high liquidity provided by major central banks, including the Fed and the Bank of Japan, as investors seek higher yielding assets in a low interest rate environment. Greater cooperation among major emerging market countries, such as Brazil, Russia, India, China and South Africa (BRICS), could support economic growth and financial markets. In August, the BRICS countries agreed on a capital structure for a proposed development bank aimed at supporting emerging market countries’ financing needs for infrastructure projects. Most recently, the BRICS countries agreed to establish a joint $100 billion currency reserve to protect their economies from global financial market volatility and currency shocks.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Performance data represent past
performance, which does not
guarantee future results. Investment
return and principal value will
fluctuate, and you may have a gain
or loss when you sell your shares.
Current performance may differ
from figures shown. Please visit
franklintempleton.com or call
(800) 342-5236 for most recent
month-end performance.

Performance Overview

Templeton Frontier Markets Fund – Class A delivered a +2.48% cumulative total return for the six months ended September 30, 2013. For comparison, the MSCI Frontier Markets Index generated a +9.50% total return for the same period.6 Also for comparison, the S&P® Frontier Broad Market Index, which tracks performance of relatively small and illiquid frontier market stocks, produced a +7.39% total return for the same period.8 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

8. Source: © 2013 Morningstar. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

6 | Semiannual Report

Top 10 Equity Holdings
9/30/13

Company	% of Total
Sector/Industry, Country	Net Assets
Ooredoo QSC	4.3%
Diversified Telecommunication Services,
Qatar
OMV Petrom SA	4.0%
Oil, Gas & Consumable Fuels, Romania
Industries Qatar QSC	3.6%
Industrial Conglomerates, Qatar
Dragon Oil PLC	3.4%
Oil, Gas & Consumable Fuels,
Turkmenistan
KazMunaiGas Exploration Production, GDR 3.3%
Oil, Gas & Consumable Fuels, Kazakhstan
MTN Group Ltd.	2.9%
Wireless Telecommunication Services,
South Africa
First Gulf Bank PJSC	2.8%
Commercial Banks, United Arab Emirates
FBN Holdings PLC	2.6%
Commercial Banks, Nigeria
Zenith Bank PLC	2.5%
Commercial Banks, Nigeria
Bank of Georgia Holdings PLC	2.2%
Commercial Banks, Georgia

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included Ooredoo (formerly Qatar Telecom), Qatar’s primary telecommunication services provider; Bank of Georgia Holdings, Georgia’s largest bank; and Safaricom, Kenya’s largest mobile phone company in terms of subscribers and revenues.

As Qatar’s leading communications company and one of its largest listed companies in terms of market capitalization, Ooredoo benefited from increased foreign and domestic investor interest. The company reported strong financial results for the second quarter and continued to expand operations in less penetrated mobile markets, where growth prospects are relatively higher. In our analysis, Ooredoo’s well-established operations in Qatar, Kuwait and Oman; exposure to high growth markets, such as Iraq and Algeria; plans to enter Morocco and Myanmar; rising dividend yield; and valuations we considered to be attractive could support the company’s growth.

Bank of Georgia Holdings generated record revenue and profit for the second quarter, resulting from strong retail and corporate loan growth, expansion of its investment management business, solid performance by its insurance, health care and affordable housing businesses, and successful cost control measures. The bank’s broad range of services, extensive presence and growing market share positioned it well, in our view, to benefit from Georgia’s potentially stronger economic growth and underpenetrated banking sector.

Safaricom generated solid financial results during the six months ended September 30, 2013, including high profit margins, a healthy balance sheet and strong cash flow generation. We trimmed the Fund’s position in the company as the strong appreciation since 2012 led the stock to reach a sale target, allowing us to lock in some gains.

In contrast, key detractors from the Fund’s absolute performance included Buenaventura (Compania de Minas Buenaventura), Peru’s largest precious metals mining company and major holder of mining rights; KazMunaiGas Exploration Production, one of Kazakhstan’s top three oil and gas producers; and Youngone, a South Korea-listed exporter of OEM (original equipment manufacturing) sportswear products. We increased the Fund’s positions in these companies as their share price declines allowed us to purchase additional shares at prices we considered to be more attractive.

Global commodity prices generally declined during the six-month period as many investors became more risk averse because of economic growth concerns. In the second quarter, fears that the Fed might taper its asset purchase program contributed to sharp declines in gold and silver prices, which negatively affected the share prices of Buenaventura and other companies engaged

Semiannual Report | 7

in gold and silver mining and exploration. Many investors were further concerned about rising production costs and lower output. We believe that the longer term prospects for precious metals and other hard commodities, as well as for Buenaventura and other companies engaged in their production, remain positive as emerging market economies continue to grow and drive commodity demand.

KazMunaiGas’s share price declined as the company reported weaker-than-expected first-half 2013 earnings results caused partly by poor contributions from the company’s joint ventures, which resulted from one-time expenses such as tax provisions and environmental fines. The company’s operational and stock performance was also negatively affected by the lasting impact of the 2011 employee strikes at its UzenMunaiGas field. KazMunaiGas’s encouraging production growth trends, rising oil prices and the improving profitability of its core assets could help improve earnings growth, in our analysis. Over the long term, growth drivers could also include exploration activities and new acquisitions.

Youngone has production facilities in Bangladesh, China, El Salvador and Vietnam. Weak second-quarter earnings driven by poor sales and higher costs pressured the company’s share price. However, we believe that the company’s longer term growth prospects remained positive because of its ongoing manufacturing capacity expansion efforts, especially in the relatively cheap labor market of Bangladesh, and a generally improving global economic outlook.

Substantial portfolio inflows and our continued search for investment opportunities we considered to be attractively valued led us to increase the Fund’s holdings in most markets. We undertook some of the largest purchases in Nigeria, Peru, Qatar and Ukraine. Additionally, we made key purchases in Kazakhstan, Kuwait, Saudi Arabia and Romania. As a result, we increased the Fund’s holdings in commercial banking; metals and mining; telecommunication services; and oil, gas and consumable fuels companies. Purchases included additional investments in Buenaventura; Zain (Mobile Telecommunications), a leading wireless services provider with operations in the Middle East and North Africa; and Commercial Bank of Qatar, one of Qatar’s largest commercial banks.

Conversely, we conducted some sales as certain stocks reached their price targets and as we focused on companies we considered to be more attractively valued within our investment universe. As a result, we eliminated exposure to Algeria and reduced investments in Cambodia and Kenya. Additionally, we trimmed the Fund’s holdings in specialty retailers and eliminated exposure to distributors and multi-utilities. Key sales included the elimination of the Fund’s position in CFAO, an importer and distributor operating in Africa, and reduction of holdings in NagaCorp, an integrated hotel and casino operator with an

8 | Semiannual Report

exclusive license in the Cambodian capital of Phnom Penh, and Alhokair (Fawaz Abdulaziz Alhokair), one of Saudi Arabia’s largest fashion retailers.

Thank you for your continued participation in Templeton Frontier Markets Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Templeton Frontier Markets Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

Performance Summary as of 9/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price Information
Class A (Symbol: TFMAX)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	+$	0.42	$17.36	$16.94
Class C (Symbol: FFRMX)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	+$	0.35	$17.06	$16.71
Class R (Symbol: n/a)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	+$	0.40	$17.28	$16.88
Class R6 (Symbol: FFMRX)		Change	9/30/13	5/1/13
Net Asset Value (NAV)	+$	0.35	$17.46	$17.11
Advisor Class (Symbol: FFRZX)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	+$	0.44	$17.45	$17.01

10 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		6-Month			1-Year		3-Year		Inception (10/14/08)
Cumulative Total Return[2]	+	2.48%		+	15.36%	+	18.92%	+	84.75%
Average Annual Total Return[3]		-3.39%		+	8.72%	+	3.88%	+	11.83%
Value of $10,000 Investment[4]		$9,661			$10,872		$11,211		$17,413
Total Annual Operating Expenses[5]			2.12%
Class C		6-Month			1-Year		3-Year		Inception (10/14/08)
Cumulative Total Return[2]	+	2.09%		+	14.53%	+	16.41%	+	78.26%
Average Annual Total Return[3]	+	1.09%		+	13.53%	+	5.20%	+	12.36%
Value of $10,000 Investment[4]		$10,109			$11,353		$11,641		$17,826
Total Annual Operating Expenses[5]			2.82%
Class R		6-Month			1-Year		3-Year		Inception (10/14/08)
Cumulative Total Return[2]	+	2.37%		+	15.07%	+	18.16%	+	82.79%
Average Annual Total Return[3]	+	2.37%		+	15.07%	+	5.72%	+	12.93%
Value of $10,000 Investment[4]		$10,237			$11,507		$11,816		$18,279
Total Annual Operating Expenses[5]			2.32%
Class R6									Inception (5/1/13)
Cumulative Total Return[2]								+	2.05%
Aggregate Total Return[6]								+	2.05%
Value of $10,000 Investment[4]									$10,205
Total Annual Operating Expenses[5]			1.68%
Advisor Class		6-Month			1-Year		3-Year		Inception (10/14/08)
Cumulative Total Return[2]	+	2.59%		+	15.64%	+	19.98%	+	87.35%
Average Annual Total Return[3]	+	2.59%		+	15.64%	+	6.26%	+	13.49%
Value of $10,000 Investment[4]		$10,259			$11,564		$11,998		$18,735
Total Annual Operating Expenses[5]			1.82%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund’s ability to invest in smaller company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger company stocks, especially over the short term. Because the Fund is nondiversified and may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/30/14 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 4/1/13	Value 9/30/13	Period* 4/1/13–9/30/13
Actual	$1,000	$1,024.80	$10.00
Hypothetical (5% return before expenses)	$1,000	$1,015.19	$9.95
Class C
Actual	$1,000	$1,020.90	$13.63
Hypothetical (5% return before expenses)	$1,000	$1,011.58	$13.56
Class R
Actual	$1,000	$1,023.70	$11.11
Hypothetical (5% return before expenses)	$1,000	$1,014.09	$11.06
Class R6
Actual (5/1/13–9/30/13)	$1,000	$1,020.50	$6.78
Hypothetical (5% return before expenses)	$1,000	$1,017.05	$8.09
Advisor Class
Actual	$1,000	$1,025.90	$8.58
Hypothetical (5% return before expenses)	$1,000	$1,016.60	$8.54

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.97%; C: 2.69%; R: 2.19%; R6: 1.60%; and
Advisor: 1.69%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period for Class R6
Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 153/365 for Actual Class R6 expenses to reflect the number of days since inception.

14 | Semiannual Report

Templeton Global Investment Trust

Financial Highlights

Templeton Frontier Markets Fund
	Six Months Ended
	September 30, 2013		Year Ended March 31,
Class A	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.94	$14.79	$15.85	$15.20	$9.38	$10.00
Income from investment operations[b]:
Net investment income[c]	0.29	0.27	0.30	0.14	0.09	0.02
Net realized and unrealized gains (losses)	0.13	2.07	(0.96)	0.59	5.94	(0.64)
Total from investment operations	0.42	2.34	(0.66)	0.73	6.03	(0.62)
Less distributions from:
Net investment income	—	(0.19)	(0.21)	(0.05)	(0.11)	—
Net realized gains	—	—	(0.19)	(0.03)	(0.10)	—
Total distributions	—	(0.19)	(0.40)	(0.08)	(0.21)	—
Net asset value, end of period	$17.36	$16.94	$14.79	$15.85	$15.20	$9.38

Total return[d]	2.48%	16.06%	(3.90)%	4.79%	64.72%	(6.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates and expense reductions	1.97%	2.10%	2.20%	2.21%	3.03%	5.89%
Expenses net of waiver and payments by
affiliates and expense reductions	1.97%	2.10%	2.15%	2.16%	2.08%[f]	2.15%[f]
Net investment income	3.31%	1.55%	2.17%	0.82%	0.67%	0.59%

Supplemental data
Net assets, end of period (000’s)	$223,272	$197,288	$113,854	$122,631	$35,650	$5,123
Portfolio turnover rate	6.44%	5.86%	23.70%	14.30%	7.87%	14.54%

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Frontier Markets Fund
	Six Months Ended
	September 30, 2013		Year Ended March 31,
Class C	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.71	$14.60	$15.65	$15.06	$9.35	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	0.21	0.16	0.20	0.04	(0.02)	0.05
Net realized and unrealized gains (losses)	0.14	2.04	(0.95)	0.58	5.91	(0.70)
Total from investment operations	0.35	2.20	(0.75)	0.62	5.89	(0.65)
Less distributions from:
Net investment income	—	(0.09)	(0.11)	—	(0.08)	—
Net realized gains	—	—	(0.19)	(0.03)	(0.10)	—
Total distributions	—	(0.09)	(0.30)	(0.03)	(0.18)	—
Net asset value, end of period	$17.06	$16.71	$14.60	$15.65	$15.06	$9.35

Total return[d]	2.09%	15.25%	(4.59)%	4.11%	63.41%	(6.50)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates and expense reductions	2.69%	2.80%	2.90%	2.90%	3.80%	6.59%
Expenses net of waiver and payments by
affiliates and expense reductions	2.69%	2.80%	2.85%	2.85%	2.85%[f]	2.85%[f]
Net investment income (loss)	2.59%	0.85%	1.47%	0.13%	(0.10)%	(0.11)%

Supplemental data
Net assets, end of period (000’s)	$56,076	$44,086	$25,691	$23,496	$6,842	$107
Portfolio turnover rate	6.44%	5.86%	23.70%	14.30%	7.87%	14.54%

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Frontier Markets Fund
	Six Months Ended
	September 30, 2013		Year Ended March 31,
Class R	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.88	$14.74	$15.86	$15.19	$9.38	$10.00
Income from investment operations[b]:
Net investment income[c]	0.26	0.23	0.22	0.14	0.03	0.08
Net realized and unrealized gains (losses) .	0.14	2.07	(0.93)	0.57	5.95	(0.70)
Total from investment operations	0.40	2.30	(0.71)	0.71	5.98	(0.62)
Less distributions from:
Net investment income	—	(0.16)	(0.22)	(0.01)	(0.07)	—
Net realized gains	—	—	(0.19)	(0.03)	(0.10)	—
Total distributions	—	(0.16)	(0.41)	(0.04)	(0.17)	—
Net asset value, end of period	$17.28	$16.88	$14.74	$15.86	$15.19	$9.38

Total return[d]	2.37%	15.91%	(4.17)%	4.67%	63.95%	(6.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates and expense reductions	2.19%	2.30%	2.40%	2.40%	3.30%	5.78%
Expenses net of waiver and payments by
affiliates and expense reductions	2.19%	2.30%	2.35%	2.35%	2.35%[f]	2.04%[f]
Net investment income	3.09%	1.35%	1.97%	0.63%	0.40%	0.70%

Supplemental data
Net assets, end of period (000’s)	$368	$307	$198	$54	$50	$24
Portfolio turnover rate	6.44%	5.86%	23.70%	14.30%	7.87%	14.54%

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Frontier Markets Fund
Period Ended
September 30, 2013[a]
Class R6	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.11
Income from investment operations[b]:
Net investment income[c]	0.21
Net realized and unrealized gains (losses)	0.14
Total from investment operations	0.35
Net asset value, end of period	$17.46

Total return[d]	2.05%

Ratios to average net assets[e]
Expenses	1.60%
Net investment income	3.68%

Supplemental data
Net assets, end of period (000’s)	$143,293
Portfolio turnover rate	6.44%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Frontier Markets Fund
	Six Months Ended
	September 30, 2013		Year Ended March 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.01	$14.84	$15.91	$15.23	$9.40	$10.00
Income from investment operations[b]:
Net investment income[c]	0.32	0.28	0.37	0.16	0.13	0.06
Net realized and unrealized gains (losses)	0.12	2.12	(0.99)	0.63	5.93	(0.66)
Total from investment operations	0.44	2.40	(0.62)	0.79	6.06	(0.60)
Less distributions from:
Net investment income	—	(0.23)	(0.26)	(0.08)	(0.13)	—
Net realized gains	—	—	(0.19)	(0.03)	(0.10)	—
Total distributions	—	(0.23)	(0.45)	(0.11)	(0.23)	—
Net asset value, end of period	$17.45	$17.01	$14.84	$15.91	$15.23	$9.40

Total return[d]	2.59%	16.44%	(3.61)%	5.08%	65.00%	(6.00)%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates and expense reductions	1.69%	1.80%	1.90%	1.90%	2.80%	5.59%
Expenses net of waiver and payments by
affiliates and expense reductions	1.69%	1.80%	1.85%	1.85%	1.85%[f]	1.85%[f]
Net investment income	3.59%	1.85%	2.47%	1.13%	0.90%	0.89%

Supplemental data
Net assets, end of period (000’s)	$966,782	$846,037	$225,171	$102,992	$10,458	$568
Portfolio turnover rate	6.44%	5.86%	23.70%	14.30%	7.87%	14.54%

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited)

Templeton Frontier Markets Fund	Industry	Shares	Value
Common Stocks 86.8%
Argentina 2.6%
Adecoagro SA	Food Products	9,666	$72,398
Tenaris SA, ADR	Energy Equipment & Services	313,600	14,670,208
Ternium SA, ADR	Metals & Mining	874,900	21,015,098
			35,757,704

Cambodia 0.9%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	15,317,611	12,935,920

Colombia 2.9%
Bancolombia SA, ADR	Commercial Banks	238,174	13,704,532
Pacific Rubiales Energy Corp.	Oil, Gas & Consumable Fuels	1,377,229	27,192,970
			40,897,502

Egypt 3.6%
[a]Alexandria Mineral Oils Co.	Chemicals	764,491	8,098,010
Commercial International Bank Egypt SAE	Commercial Banks	656,187	3,642,018
Eastern Tobacco	Tobacco	337,406	4,604,629
Egyptian International Pharmaceutical
Industries Co.	Pharmaceuticals	1,140,011	6,618,517
[a,b]Global Telecom Holding, GDR, Reg S	Wireless Telecommunication Services	3,882,976	12,112,944
[a]Maridive & Oil Services SAE	Energy Equipment & Services	2,956,812	3,163,789
Telecom Egypt	Diversified Telecommunication Services	5,848,379	11,371,648
			49,611,555

Georgia 2.2%
Bank of Georgia Holdings PLC	Commercial Banks	970,326	30,331,449

Jordan 0.3%
Arab Potash Co. PLC	Chemicals	47,364	1,592,405
Jordan Phosphate Mines	Metals & Mining	244,396	2,502,996
			4,095,401

Kazakhstan 5.4%
Kazakhmys PLC	Metals & Mining	2,957,630	12,730,791
KazMunaiGas Exploration Production, GDR	Oil, Gas & Consumable Fuels	3,056,483	45,235,949
[c]KCell JSC, GDR, 144A	Wireless Telecommunication Services	847,845	13,001,703
[b]Zhaikmunai LP, GDR, Reg S	Oil, Gas & Consumable Fuels	284,450	3,662,294
			74,630,737

Kenya 4.5%
British American Tobacco Kenya Ltd. Corp.	Tobacco	1,201,200	7,994,097
East African Breweries Ltd.	Beverages	5,589,300	21,218,639
Equity Bank Ltd.	Commercial Banks	29,887,900	11,761,442
[a]KenolKobil Ltd. Group	Oil, Gas & Consumable Fuels	4,582,530	424,309
Safaricom Ltd.	Wireless Telecommunication Services	217,807,300	21,931,984
			63,330,471

Kuwait 2.0%
Mobile Telecommunications Co.	Wireless Telecommunication Services	10,979,618	27,940,922

20 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Frontier Markets Fund	Industry	Shares	Value
Common Stocks (continued)
Lebanon 0.5%
[b]BLOM Bank SAL, GDR, Reg S	Commercial Banks	754,950	$6,454,822

Lesotho 0.2%
[a]Gem Diamonds Ltd.	Metals & Mining	974,607	2,380,346

Malawi 0.1%
[b]Press Corp. Ltd., GDR, Reg S	Industrial Conglomerates	73,070	807,403

Mauritius 1.5%
Mauritius Commercial Bank	Commercial Banks	2,651,949	16,880,004
[a]New Mauritius Hotels Ltd.	Hotels, Restaurants & Leisure	1,382,510	3,638,184
			20,518,188

Mongolia 0.4%
[a]Mongolian Mining Corp.	Metals & Mining	32,892,000	5,894,814

Nigeria 10.0%
Ecobank Transnational Inc.	Commercial Banks	134,263,477	11,322,172
FBN Holdings PLC	Commercial Banks	354,797,436	36,145,230
Guinness Nigeria PLC	Beverages	5,967,538	9,868,500
Nigerian Breweries PLC	Beverages	9,297,090	9,511,827
UAC of Nigeria PLC	Industrial Conglomerates	30,899,493	11,304,108
United Bank for Africa PLC	Commercial Banks	557,538,817	25,582,312
Zenith Bank PLC	Commercial Banks	284,511,056	35,247,440
			138,981,589

Oman 2.0%
Bank Muscat SAOG	Commercial Banks	17,703,063	28,047,916

Pakistan 0.9%
Fauji Fertilizer Co. Ltd.	Chemicals	11,961,903	11,491,790
Indus Motor Co. Ltd.	Automobiles	543,354	1,670,871
			13,162,661

Panama 3.7%
Cable & Wireless Communications PLC	Diversified Telecommunication Services	34,438,285	22,079,272
Copa Holdings SA	Airlines	207,470	28,769,865
			50,849,137

Peru 3.2%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	2,139,750	25,056,472
Credicorp Ltd.	Commercial Banks	97,300	12,499,158
[b]Intercorp Financial Services Inc., Reg S	Diversified Financial Services	233,390	6,885,005
			44,440,635

Qatar 10.0%
Commercial Bank of Qatar QSC	Commercial Banks	1,583,177	29,740,822
Industries Qatar QSC	Industrial Conglomerates	1,224,960	50,430,228
Ooredoo QSC	Diversified Telecommunication Services	1,550,652	59,537,269
			139,708,319

		Semiannual Report | 21

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

		Templeton Frontier Markets Fund	Industry	Shares	Value
		Common Stocks (continued)
		Romania 5.5%
		[a]Banca Transilvania	Commercial Banks	35,126,300	$15,295,476
		[a]BRD-Groupe Societe Generale	Commercial Banks	1,623,390	4,433,473
		OMV Petrom SA	Oil, Gas & Consumable Fuels	405,260,397	55,092,294
		SC Bursa de Valori Bucuresti SA	Diversified Financial Services	213,392	1,586,437
					76,407,680

		Senegal 0.6%
		Sonatel	Diversified Telecommunication Services	219,157	8,364,944

		South Africa 2.9%
		MTN Group Ltd.	Wireless Telecommunication Services	2,067,042	40,324,498

		South Korea 1.4%
		Youngone Corp.	Textiles, Apparel & Luxury Goods	655,610	19,279,960

		Turkmenistan 3.4%
		Dragon Oil PLC	Oil, Gas & Consumable Fuels	5,060,400	47,717,095

		Ukraine 4.4%
		[a]Agroton Public Ltd.	Food Products	82,774	64,938
		Ferrexpo PLC	Metals & Mining	8,724,030	25,017,939
		[a]Kernel Holding SA	Food Products	785,116	12,394,319
		[b]MHP SA, GDR, Reg S	Food Products	1,467,258	23,659,536
					61,136,732

		United Arab Emirates 4.9%
		Agthia Group PJSC	Food Products	7,852,785	8,658,920
		Aramex Co.	Air Freight & Logistics	16,132,591	11,859,131
		[a]Depa Ltd.	Commercial Services & Supplies	3,072,980	1,444,301
		First Gulf Bank PJSC	Commercial Banks	8,788,580	39,600,593
		National Bank of Abu Dhabi	Commercial Banks	1,834,511	6,368,182
					67,931,127

		Vietnam 4.4%
		Binh Minh Plastics JSC	Building Products	438,412	1,598,945
		DHG Pharmaceutical JSC	Pharmaceuticals	873,950	4,553,440
		Dong Phu Rubber JSC	Chemicals	816,470	1,767,326
		FPT Corp.	Electronic Equipment, Instruments & Components 789,945		1,687,461
		Hoa Phat Group JSC	Metals & Mining	2,564,903	4,264,208
		Imexpharm Pharmaceutical JSC	Pharmaceuticals	706,522	1,184,648
		[a]PetroVietnam Drilling and Well Services JSC	Energy Equipment & Services	5,930,050	18,397,550
		Petrovietnam Fertilizer and Chemical JSC	Chemicals	6,825,860	13,320,328
		PetroVietnam Technical Services Corp.	Energy Equipment & Services	15,947,824	12,237,052
		Vietnam Dairy Products JSC	Food Products	267,700	1,787,837
					60,798,795

		Zimbabwe 2.4%
		Delta Corp. Ltd.	Beverages	17,096,233	21,201,038
		[a]Econet Wireless Zimbabwe Ltd.	Wireless Telecommunication Services	19,287,620	12,151,201
					33,352,239

22	|	Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Frontier Markets Fund	Industry	Shares	Value
Common Stocks (continued)
Total Common Stocks
(Cost $1,121,151,290)			$1,206,090,561

[d]Participatory Notes 7.4%
Saudi Arabia 7.4%
[c]Deutsche Bank AG/London,
Al Tayyar Travel Group, 144A, 3/20/17	Hotels, Restaurants & Leisure	284,676	6,869,723
Etihad Etisalat Co., 144A, 9/27/16	Wireless Telecommunication Services	442,162	9,962,720
Saudi Basic Industries Corp., 144A,
9/27/16	Chemicals	1,272,354	32,654,909
[a]Saudi Ceramic Co., 144A, 5/16/17	Building Products	211,000	6,653,090
Saudi Dairy & Foodstuff Co., 144A, 5/13/14	Food Products	125,946	3,114,857
[c]HSBC Bank PLC,
Al Mouwasat Medical Services, 144A,
4/13/15	Health Care Providers & Services	320,851	7,015,474
Etihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication Services	1,055,012	23,771,352
Fawaz Abdulaziz Alhokair & Co., 144A,
8/13/14	Specialty Retail	5,240	188,278
Samba Financial Group, 144A, 8/13/14	Commercial Banks	511,880	7,131,719
Saudi Basic Industries Corp., 144A,
8/04/14	Chemicals	247,289	6,346,661

Total Participatory Notes
(Cost $90,732,198)			103,708,783

Total Investments before Short Term
Investments (Cost $1,211,883,488)			1,309,799,344

Short Term Investments
(Cost $72,176,762) 5.2%
Money Market Funds 5.2%
United States 5.2%
[a,e]Institutional Fiduciary Trust Money Market
Portfolio		72,176,762	72,176,762

Total Investments
(Cost $1,284,060,250) 99.4%			1,381,976,106
Other Assets, less Liabilities 0.6%			7,814,045

Net Assets 100.0%			$1,389,790,151

See Abbreviations on page 39.

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2013, the aggregate value of these securities was
$53,582,004, representing 3.86% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30,
2013, the aggregate value of these securities was $116,710,486, representing 8.40% of net assets.
dSee Note 1(c) regarding Participatory Notes.
eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Investment Trust

Financial Statements

Statement of Assets and Liabilities
September 30, 2013 (unaudited)

Templeton
Frontier Markets
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,211,883,488
Cost - Sweep Money Fund (Note 7)	72,176,762
Total cost of investments	$1,284,060,250
Value - Unaffiliated issuers	$1,309,799,344
Value - Sweep Money Fund (Note 7)	72,176,762
Total value of investments	1,381,976,106
Foreign currency, at value (cost $1,362,653)	1,362,718
Receivables:
Investment securities sold	14,002,820
Capital shares sold	4,385,924
Dividends.	3,674,908
Other assets	99,593
Total assets	1,405,502,069
Liabilities:
Payables:
Investment securities purchased	9,149,635
Capital shares redeemed	3,820,104
Management fees	1,599,191
Distribution fees	183,441
Transfer agent fees	79,383
Custodian fees	792,298
Deferred tax	39,744
Accrued expenses and other liabilities	48,122
Total liabilities	15,711,918
Net assets, at value.	$1,389,790,151
Net assets consist of:
Paid-in capital	$1,257,696,646
Undistributed net investment income	25,395,465
Net unrealized appreciation (depreciation)	97,913,203
Accumulated net realized gain (loss)	8,784,837
Net assets, at value.	$1,389,790,151

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
September 30, 2013 (unaudited)

Templeton
Frontier Markets
Fund
Class A:
Net assets, at value.	$223,272,131
Shares outstanding	12,860,923
Net asset value per share[a]	$17.36
Maximum offering price per share (net asset value per share ÷ 94.25%)	$18.42
Class C:
Net assets, at value.	$56,075,972
Shares outstanding	3,286,374
Net asset value and maximum offering price per share[a]	$17.06
Class R:
Net assets, at value.	$367,561
Shares outstanding	21,267
Net asset value and maximum offering price per share	$17.28
Class R6:
Net assets, at value.	$143,292,972
Shares outstanding	8,207,019
Net asset value and maximum offering price per share	$17.46
Advisor Class:
Net assets, at value.	$966,781,515
Shares outstanding	55,392,384
Net asset value and maximum offering price per share	$17.45

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Operations
for the six months ended September 30, 2013 (unaudited)

Templeton
Frontier Markets
Fund
Investment income:
Dividends (net of foreign taxes of $2,977,950)	$33,699,022
Expenses:
Management fees (Note 3a)	8,959,762
Administrative fees (Note 3b)	183,309
Distribution fees: (Note 3c)
Class A	307,356
Class C	259,392
Class R	859
Transfer agent fees: (Note 3e)
Class A	109,882
Class C	25,957
Class R	172
Class R6	5,901
Advisor Class	442,644
Special servicing agreement fees (Note 9)	12,910
Custodian fees (Note 4)	797,177
Reports to shareholders	30,911
Registration and filing fees	90,445
Professional fees.	39,140
Trustees’ fees and expenses	19,168
Other	12,205
Total expenses	11,297,190
Net investment income	22,401,832
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	21,584,850
Foreign currency transactions.	(360,757)
Net realized gain (loss)	21,224,093
Net change in unrealized appreciation (depreciation) on:
Investments	(11,440,369)
Translation of other assets and liabilities denominated in foreign currencies	32,889
Change in deferred taxes on unrealized appreciation	272,814
Net change in unrealized appreciation (depreciation)	(11,134,666)
Net realized and unrealized gain (loss)	10,089,427
Net increase (decrease) in net assets resulting from operations	$32,491,259

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Statements of Changes in Net Assets
Templeton	Templeton Frontier Markets Fund
	Six Months Ended	Year Ended
	September 30, 2013	March 31,
	(unaudited)	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$22,401,832	$11,049,936
Net realized gain (loss) from investments and foreign currency transactions	21,224,093	(8,073,705)
Net change in unrealized appreciation (depreciation) on investments, translation of other
assets and liabilities denominated in foreign currencies and deferred taxes	(11,134,666)	111,475,300
Net increase (decrease) in net assets resulting from operations	32,491,259	114,451,531
Distributions to shareholders from:
Net investment income:
Class A	—	(1,559,186)
Class C	—	(163,785)
Class R	—	(2,364)
Advisor Class	—	(8,014,392)
Total distributions to shareholders	—	(9,739,727)
Capital share transactions: (Note 2)
Class A	21,217,608	64,824,380
Class C	10,993,992	14,270,943
Class R	51,935	74,750
Class R6	140,408,669	—
Advisor Class	96,907,888	538,923,586
Total capital share transactions	269,580,092	618,093,659
Net increase (decrease) in net assets	302,071,351	722,805,463
Net assets:
Beginning of period	1,087,718,800	364,913,337
End of period	$1,389,790,151	$1,087,718,800
Undistributed net investment income included in net assets:
End of period	$25,395,465	$2,993,633

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Frontier Markets Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton Frontier Markets Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. The Fund was closed to new investors with limited exceptions effective at the close of market June 28, 2013.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Participatory Notes

The Fund invests in Participatory Notes (P-Notes). P-notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2013, and for all open tax years, the Fund has

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2013, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	3,895,860	$66,688,689	6,746,446	$107,773,514
Shares issued in reinvestment of
distributions	—	—	89,546	1,392,433
Shares redeemed	(2,680,753)	(45,471,081)	(2,890,000)	(44,341,567)
Net increase (decrease)	1,215,107	$21,217,608	3,945,992	$64,824,380
Class C Shares:
Shares sold	1,012,845	$17,054,723	1,316,493	$20,947,203
Shares issued in reinvestment of
distributions	—	—	9,262	142,354
Shares redeemed	(364,656)	(6,060,731)	(447,780)	(6,818,614)
Net increase (decrease)	648,189	$10,993,992	877,975	$14,270,943
Class R Shares:
Shares sold	3,457	$58,362	4,800	$75,218
Shares issued in reinvestment of
distributions	—	—	152	2,364
Shares redeemed	(377)	(6,427)	(190)	(2,832)
Net increase (decrease)	3,080	$51,935	4,762	$74,750

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Shares	Amount	Shares	Amount
Class R6 Shares[a]:
Shares sold[b]	8,942,570	$153,261,624
Shares redeemed	(735,551)	(12,852,955)
Net increase (decrease)	8,207,019	$140,408,669
Advisor Class Shares:
Shares sold	20,025,496	$343,843,769	36,662,523	$571,711,740
Shares issued in reinvestment of
distributions	—	—	385,574	6,014,960
Shares redeemed[b]	(14,380,345)	(246,935,881)	(2,475,744)	(38,803,114)
Net increase (decrease)	5,645,151	$96,907,888	34,572,353	$538,923,586

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.450%	Up to and including $1 billion
1.400%	Over $1 billion, up to and including $5 billion
1.350%	Over $5 billion, up to and including $10 billion
1.300%	Over $10 billion, up to and including $15 billion
1.250%	Over $15 billion, up to and including $20 billion
1.200%	In excess of $20 billion

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

Effective May 1, 2013, the Fund combined its management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to May 1, 2013, the Fund paid an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $1 billion
1.200%	Over $1 billion, up to and including $5 billion
1.150%	Over $5 billion, up to and including $10 billion
1.100%	Over $10 billion, up to and including $15 billion
1.050%	Over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

b. Administrative Fees

Effective May 1, 2013, under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Prior to May 1, 2013, the Fund paid administrative fees to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

34 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$76,164
CDSC retained	$29,622

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended September 30, 2013, the Fund paid transfer agent fees of $584,556, of which $296,997 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.80%, and Class R6 does not exceed 1.66% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2014. There were no expenses waived during the period ended September 30, 2013.

Semiannual Report | 35

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements (continued)

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until July 31, 2014. There were no expenses waived during the period ended September 30, 2013.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2013, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2013, the Fund had long-term capital loss carryforwards of $12,270,633.

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,289,395,339

Unrealized appreciation	$187,665,032
Unrealized depreciation	(95,084,265)
Net unrealized appreciation (depreciation)	$92,580,767

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, foreign capital gains tax and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2013, aggregated $335,841,457 and $76,863,586, respectively.

36 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participated in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of TAML. For the period ended September 30, 2013, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At September 30, 2013, 9.53% of the Fund’s outstanding shares was held by one or more of the Allocator Funds. Effective May 1, 2013, the SSA was discontinued until further notice and approval by the Board.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Semiannual Report | 37

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

10. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended September 30, 2013, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Kazakhstan	$61,629,034	$13,001,703	$—	$74,630,737
Malawi	—	807,403	—	807,403
All Other Equity Investments[b]	1,130,652,421	—	—	1,130,652,421
Participatory Notes	—	103,708,783	—	103,708,783
Short Term Investments	72,176,762	—	—	72,176,762
Total Investments in Securities	$1,264,458,217	$117,517,889	$—	$1,381,976,106

aIncludes common stocks.
bFor detailed categories, see the accompanying Statement of Investments.

38 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

11. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Semiannual Report | 39

Templeton Global Investment Trust

Shareholder Information

Templeton Frontier Markets Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

40 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

# TEMPLETON FRONTIER MARKETS FUND

**Investment Manager**
Templeton Asset Management Ltd.

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

096 S 11/13

SEPTEMBER 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
at franklintempleton.com/edelivery

INTERNATIONAL

# Templeton Emerging Markets Small Cap Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Emerging Markets Small Cap Fund

Your Fund’s Goal and Main Investments: Templeton Emerging Markets Small Cap Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of small cap companies located in emerging market countries, as defined in the Fund’s prospectus.

This semiannual report for Templeton Emerging Markets Small Cap Fund covers the period ended September 30, 2013.

Economic and Market Overview

The global economy grew modestly during the six months under review amid a generally accommodative monetary environment. China’s economic growth rate slowed in the second quarter but accelerated in the third quarter as retail sales, industrial production and manufacturing improved. South Korea’s, Malaysia’s and Brazil’s economies also showed signs of improvement, while Russia’s, India’s and Indonesia’s economic growth rates continued to slow. Despite the recent slowdown, emerging market economies overall continued to grow faster than their developed market counterparts. However, emerging

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 18.

Semiannual Report | 3

Top 10 Countries
Based on Equity Securities
9/30/13
% of Total
Net Assets
Turkey	12.1%
South Korea	7.0%
Russia	7.0%
India	6.4%
Nigeria	6.2%
China	6.1%
Hong Kong	3.7%
Malaysia	3.6%
Mexico	3.5%
Kazakhstan	3.5%

market stock performance during the period appeared to be driven less by economic growth and corporate fundamentals and more by the fiscal and monetary policies in major economies.

Emerging markets experienced a May–June steep sell-off in stocks, bonds and currencies, caused largely by investor anxiety that the U.S. Federal Reserve Board (Fed) might taper its asset purchase program in September and that the People’s Bank of China (PBOC) might not take steps to stabilize the country’s interbank market. However, investor sentiment improved in late June, and emerging market stock prices rebounded from period lows after the PBOC calmed China’s interbank market and the Fed reassured investors it would continue its accommodative monetary policy. Financial markets grew volatile again in August, however, amid concerns about a possible U.S. military intervention in Syria and the Fed’s potential plan to wind down its asset purchase program. Near period-end, volatility subsided as tension surrounding Syria was defused and as the Fed announced it would delay tapering its asset purchase program. The global stock rally was soon dampened, however, by investor concerns about the U.S. budget impasse and its potential impact on global economic growth.

For the six months ended September 30, 2013, emerging market small cap stocks, as measured by the MSCI Emerging Markets (EM) Small Cap Index, had a -4.01% total return in U.S. dollar terms, as weaker emerging market currencies hindered returns.1 Eastern Europe was the only major region that posted gains, driven by strong overall performances by Hungarian, Czech and Polish small cap stocks. Asian small cap stocks had a small decline, as double-digit losses in the Philippines, Indonesia, Thailand and India offset gains in Taiwan, Malaysia, China and South Korea. Latin American stocks were among the worst performers, resulting in part from generally weak commodity prices and local currencies.

We believe emerging market countries, which have generally strong economic fundamentals, could continue to benefit from the high liquidity provided by major central banks, including the Fed and the Bank of Japan, as investors seek higher yielding assets in a low interest rate environment. Greater cooperation among major emerging market countries, such as Brazil, Russia, India, China and South Africa (BRICS) could support economic growth and financial markets. In August, the BRICS countries agreed on a capital structure for a

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

proposed development bank aimed at supporting emerging market countries’ financing needs for infrastructure projects. Most recently, the BRICS countries agreed to establish a joint $100 billion currency reserve to protect their economies from global financial market volatility and currency shocks.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Performance Overview

For the six months under review, Templeton Emerging Markets Small Cap Fund – Class A had a -2.98% cumulative total return. For comparison, the MSCI EM Small Cap Index had a -4.01% total return for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 9.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included Hartalega Holdings, one of Malaysia’s major disposable glove manufacturers and the world’s largest nitrile glove producer; Egis Pharmaceuticals, one of Hungary’s largest generic pharmaceutical companies; and Zhaikmunai, an independent oil and gas enterprise that explores, produces and sells crude oil and gas in Kazakhstan.

Hartalega’s share price rose as the company continued to generate solid revenue and earnings results, driven by high sales volume, strong production output and lower costs resulting from highly automated production processes. As one of the industry’s most efficient and profitable glove makers, the company has a strong competitive advantage that positions it well to benefit from the growing demand for nitrile gloves. Hartalega’s capacity expansion plans could further strengthen its market position, in our analysis.

Semiannual Report | 5

Top 10 Equity Holdings
9/30/13

Company	% of Total
Sector/Industry, Country	Net Assets
Grupo Herdez SAB de CV	3.5%
Food Products, Mexico
Pinar Sut Mamulleri Sanayii AS	3.4%
Food Products, Turkey
Zhaikmunai LP, GDR, Reg S	3.0%
Oil, Gas & Consumable Fuels, Kazakhstan
UAC of Nigeria PLC	2.7%
Industrial Conglomerates, Nigeria
Hartalega Holdings Bhd., ord. & wts.	2.5%
Health Care Equipment & Supplies,
Malaysia
Jiangling Motors Corp. Ltd., B	2.2%
Automobiles, China
Amorepacific Group	2.1%
Personal Products, South Korea
JSL SA	2.0%
Road & Rail, Brazil
Youngone Corp.	2.0%
Textiles, Apparel & Luxury Goods,
South Korea
Embotelladora Andina SA, pfd., A	1.9%
Beverages, Chile

Near period-end, Egis Pharmaceuticals received a voluntary public offer from its 51% majority owner, French pharmaceutical company Servier Group, for the purchase of all outstanding shares. The offer price represented a premium of more than 30% over the closing price prior to the offer announcement, leading Egis’s share price to surge after the Hungarian Stock Exchange lifted the trading suspension.

Zhaikmunai reported strong earnings results for the first and second quarters of 2013, driven by high production and lower costs. The company’s $50 million share buyback program further supported its share price.

In contrast, key detractors from the Fund’s absolute performance included Federal Bank, an Indian regional commercial bank with a strong presence in southwestern India; JK Cement, one of India’s 10 largest cement producers; and Reysas (Reysas Gayrimenkul Yatirim Ortakligi), Turkey’s first and only real estate investment company focused on the warehousing and storage market.

Federal Bank conducts about half of its business in the southwestern state of Kerala, a region with significant ties to non-resident Indians (NRIs) living and working in the Middle East. Unlike most emerging market companies, the bank has no controlling shareholder and has no shareholder who owns more than 5% of the outstanding shares. The chairman is appointed by the board of directors and approved by the Reserve Bank of India (RBI). Federal Bank has sought to expand its footprint through the acquisition of smaller banks, with a focus on consumer lending, NRIs, and small and medium enterprises. Its recent share price weakness resulted largely from the negative effects of India’s economic challenges. Slower gross domestic product growth and high inflation, combined with the RBI’s interest rate increases, led investors to avoid the banking sector as they feared an increase in non-performing loans. India’s budget deficit has also raised concerns about the potential impact of the Fed’s tapering of its asset purchase program on the Indian economy. Although the bank’s shares rallied in September as the Fed delayed tapering its asset purchases, they still underperformed for the six-month period.

JK Cement’s disappointing earnings, resulting largely from low demand and product prices for grey cement, led to its share price decline. The company is attractively valued, in our view, and continued growth in the white cement market and a turnaround in the grey cement market could support earnings in the longer term.

Reysas’s share price declined as investors became disappointed about the company’s lack of dividend distributions. The Turkish warehouse market is still in its early stages and, therefore, has significant growth potential. As more companies operating in Turkey begin to outsource their logistics

6 | Semiannual Report

requirements, the country’s logistics warehouse market could grow and mature. In our long-term view, Reysas is well positioned to capitalize on Turkey’s increasing need for high-quality warehouses.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2013, the U.S. dollar rose in value relative to many currencies in which the Fund’s investments were traded. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Our continued search for what we considered to be underappreciated companies with attractive valuations led us to increase the Fund’s investments in Russia and Malaysia and to initiate a position in Thailand. We also added to the Fund’s holdings in Saudi Arabia, Kazakhstan, Estonia and Ukraine as we identified companies in these frontier markets that we believed had attractive fundamentals and growth prospects. As a result, we initiated exposure to insurance and transportation infrastructure companies and increased the Fund’s investments in food and staples retailing; hotels, restaurants and leisure; and household products companies. Key purchases included new positions in X5 Retail Group, one of Russia’s leading food retailers; DSGT (DSG International Thailand) one of Southeast Asia’s largest baby and adult diaper manufacturers; and Oldtown, a major coffee products manufacturer and cafe outlet operator and franchiser in Malaysia and other Asian countries.

Conversely, we undertook some sales as certain stocks reached their price targets and as we identified companies we considered to be more attractively valued within our investment universe. We eliminated exposure to Ghana and trimmed holdings in Romania, Poland, Latvia, United Arab Emirates (UAE), Hong Kong and China through China P Chip shares.2 As a result, we eliminated exposure to commercial services and supplies companies and reduced investments in media, containers and packaging, and metals and mining companies. Key sales included our positions in Depa, a UAE-based commercial and residential interior contractor; Xiwang Sugar Holdings, a Chinese manufacturer of starch sugars and corn co-products; and CJ E&M, a South Korean entertainment and media company.

2. China “P Chip” denotes shares of Hong Kong Stock Exchange-listed companies incorporated outside of China with a majority of businesses in China.

Semiannual Report | 7

Thank you for your continued participation in Templeton Emerging Markets Small Cap Fund. We look forward to serving your future investment needs.

Portfolio Management Team

Templeton Emerging Markets Small Cap Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reli-
able, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Performance Summary as of 9/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price Information
Class A (Symbol: TEMMX)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	-$	0.35	$11.40	$11.75
Class C (Symbol: TCEMX)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	-$	0.38	$11.04	$11.42
Class R (Symbol: n/a)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	-$	0.36	$11.31	$11.67
Advisor Class (Symbol: TEMZX)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	-$	0.34	$11.53	$11.87

Semiannual Report | 9

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A	6-Month			1-Year		5-Year		Inception (10/2/06)
Cumulative Total Return[2]	-2.98%		+	8.24%	+	72.61%	+	37.73%
Average Annual Total Return[3]	-8.58%		+	2.00%	+	10.22%	+	3.80%
Value of $10,000 investment[4]	$9,142			$10,200		$16,264		$12,981
Total Annual Operating Expenses[5]		2.18%
Class C	6-Month			1-Year		5-Year		Inception (10/2/06)
Cumulative Total Return[2]	-3.33%		+	7.51%	+	66.79%	+	31.44%
Average Annual Total Return[3]	-4.33%		+	6.51%	+	10.77%	+	3.99%
Value of $10,000 investment[4]	$9,567			$10,651		$16,679		$13,144
Total Annual Operating Expenses[5]		2.88%
Class R	6-Month			1-Year		5-Year		Inception (10/2/06)
Cumulative Total Return[2]	-3.08%		+	8.00%	+	70.95%	+	35.85%
Average Annual Total Return[3]	-3.08%		+	8.00%	+	11.32%	+	4.48%
Value of $10,000 investment[4]	$9,692			$10,800		$17,095		$13,585
Total Annual Operating Expenses[5]		2.38%
Advisor Class	6-Month			1-Year		5-Year		Inception (10/2/06)
Cumulative Total Return[2]	-2.86%		+	8.55%	+	75.02%	+	40.63%
Average Annual Total Return[3]	-2.86%		+	8.55%	+	11.85%	+	5.00%
Value of $10,000 investment[4]	$9,714			$10,855		$17,502		$14,063
Total Annual Operating Expenses[5]		1.88%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. Because the Fund is nondiversified and may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund had an expense reduction contractually guaranteed through 7/31/13 and has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 4/1/13	Value 9/30/13	Period* 4/1/13–9/30/13
Actual	$1,000	$970.20	$10.37
Hypothetical (5% return before expenses)	$1,000	$1,014.54	$10.61
Class C
Actual	$1,000	$966.70	$13.80
Hypothetical (5% return before expenses)	$1,000	$1,011.03	$14.12
Class R
Actual	$1,000	$969.20	$11.35
Hypothetical (5% return before expenses)	$1,000	$1,013.54	$11.61
Advisor Class
Actual	$1,000	$971.40	$8.90
Hypothetical (5% return before expenses)	$1,000	$1,016.04	$9.10

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.10%; C: 2.80%;
R: 2.30%; and Advisor: 1.80%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Templeton Global Investment Trust

Financial Highlights

Templeton Emerging Markets Small Cap Fund
Six Months Ended

	September 30, 2013		Year Ended March 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.75	$10.47	$11.90	$10.74	$4.39	$11.32
Income from investment operations[a]:
Net investment income (loss)[b]	0.13	0.03	0.03	(0.06)	(0.05)	0.13
Net realized and unrealized gains (losses)	(0.48)	1.35	(1.46)	1.22	6.44	(6.52)
Total from investment operations	(0.35)	1.38	(1.43)	1.16	6.39	(6.39)
Less distributions from:
Net investment income	—	(0.04)	—	—	(0.04)	(0.06)
Net realized gains	—	(0.06)	—	—	—	(0.48)
Tax return of capital	—	—	—	—	—[c]	—
Total distributions	—	(0.10)	—	—	(0.04)	(0.54)
Redemption fees[d]	—	—	—	—	—	—[c]
Net asset value, end of period	$11.40	$11.75	$10.47	$11.90	$10.74	$4.39

Total return[e]	(2.98)%	13.37%	(12.02)%	10.80%	145.52%	(56.50)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.10%	2.16%	2.19%	2.14%	2.21%	2.51%
Expenses net of waiver and payments by affiliates	2.10%[g]	2.10%	2.10%	2.10%	2.10%	2.09%
Net investment income (loss)	2.21%	0.25%	0.29%	(0.57)%	(0.56)%	1.71%

Supplemental data
Net assets, end of period (000’s)	$218,829	$229,475	$199,865	$288,237	$178,439	$26,689
Portfolio turnover rate	8.72%	15.16%	6.52%	18.27%	61.93%	64.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of waiver and payment by affiliate rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Emerging Markets Small Cap Fund
Six Months Ended

	September 30, 2013		Year Ended March 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.42	$10.21	$11.69	$10.62	$4.35	$11.26
Income from investment operations[a]:
Net investment income (loss)[b]	0.09	(0.04)	(0.04)	(0.14)	(0.11)	0.08
Net realized and unrealized gains (losses)	(0.47)	1.31	(1.44)	1.21	6.39	(6.47)
Total from investment operations	(0.38)	1.27	(1.48)	1.07	6.28	(6.39)
Less distributions from:
Net investment income	—	—	—	—	(0.01)	(0.04)
Net realized gains	—	(0.06)	—	—	—	(0.48)
Tax return of capital	—	—	—	—	—[c]	—
Total distributions	—	(0.06)	—	—	(0.01)	(0.52)
Redemption fees[d]	—	—	—	—	—	—[c]
Net asset value, end of period	$11.04	$11.42	$10.21	$11.69	$10.62	$4.35

Total return[e]	(3.33)%	12.53%	(12.66)%	10.08%	144.27%	(56.84)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.80%	2.86%	2.89%	2.84%	2.91%	3.16%
Expenses net of waiver and payments by affiliates	2.80%[g]	2.80%	2.80%	2.80%	2.80%	2.74%
Net investment income (loss)	1.51%	(0.45)%	(0.41)%	(1.27)%	(1.26)%	1.06%

Supplemental data
Net assets, end of period (000’s)	$61,622	$64,459	$59,104	$83,439	$46,740	$8,081
Portfolio turnover rate	8.72%	15.16%	6.52%	18.27%	61.93%	64.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of waiver and payment by affiliate rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Emerging Markets Small Cap Fund
Six Months Ended

	September 30, 2013		Year Ended March 31,
Class R	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.67	$10.40	$11.85	$10.71	$4.38	$11.32
Income from investment operations[a]:
Net investment income (loss)[b]	0.12	0.01	(—)[c]	(0.12)	(0.03)	0.11
Net realized and unrealized gains (losses)	(0.48)	1.34	(1.45)	1.26	6.39	(6.51)
Total from investment operations	(0.36)	1.35	(1.45)	1.14	6.36	(6.40)
Less distributions from:
Net investment income	—	(0.02)	—	—	(0.03)	(0.06)
Net realized gains	—	(0.06)	—	—	—	(0.48)
Tax return of capital	—	—	—	—	—[c]	—
Total distributions	—	(0.08)	—	—	(0.03)	(0.54)
Redemption fees[d]	—	—	—	—	—	—[c]
Net asset value, end of period	$11.31	$11.67	$10.40	$11.85	$10.71	$4.38

Total return[e]	(3.08)%	13.17%	(12.24)%	10.64%	145.15%	(56.61)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.30%	2.36%	2.39%	2.34%	2.41%	2.72%
Expenses net of waiver and payments by affiliates	2.30%[g]	2.30%	2.30%	2.30%	2.30%	2.30%
Net investment income (loss)	2.01%	0.05%	0.09%	(0.77)%	(0.76)%	1.50%

Supplemental data
Net assets, end of period (000’s)	$658	$737	$684	$778	$187	$89
Portfolio turnover rate	8.72%	15.16%	6.52%	18.27%	61.93%	64.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of waiver and payment by affiliate rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Emerging Markets Small Cap Fund
Six Months Ended

	September 30, 2013		Year Ended March 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.87	$10.58	$11.99	$10.78	$4.40	$11.34
Income from investment operations[a]:
Net investment income (loss)[b]	0.13	0.05	0.06	(0.05)	(0.04)	0.15
Net realized and unrealized gains (losses)	(0.47)	1.37	(1.47)	1.26	6.47	(6.54)
Total from investment operations	(0.34)	1.42	(1.41)	1.21	6.43	(6.39)
Less distributions from:
Net investment income	—	(0.07)	—	—	(0.05)	(0.07)
Net realized gains	—	(0.06)	—	—	—	(0.48)
Tax return of capital	—	—	—	—	—[c]	—
Total distributions	—	(0.13)	—	—	(0.05)	(0.55)
Redemption fees[d]	—	—	—	—	—	—[c]
Net asset value, end of period	$11.53	$11.87	$10.58	$11.99	$10.78	$4.40

Total return[e]	(2.86)%	13.66%	(11.76)%	11.22%	146.20%	(56.37)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.80%	1.86%	1.89%	1.84%	1.91%	2.22%
Expenses net of waiver and payments by affiliates	1.80%[g]	1.80%	1.80%	1.80%	1.80%	1.80%
Net investment income (loss)	2.51%	0.55%	0.59%	(0.27)%	(0.26)%	2.00%

Supplemental data
Net assets, end of period (000’s)	$144,632	$102,842	$66,488	$78,944	$23,701	$1,274
Portfolio turnover rate	8.72%	15.16%	6.52%	18.27%	61.93%	64.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of waiver and payment by affiliate rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity
Interests 84.6%
Austria 0.9%
DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	81,560	$3,693,786

Botswana 0.6%
Letshego Holdings Ltd.	Consumer Finance	9,617,099	2,379,309

Brazil 2.7%
Cia Hering	Specialty Retail	196,900	2,986,683
JSL SA	Road & Rail	1,248,503	8,354,316
			11,340,999

China 6.1%
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	20,271,841	3,241,006
[a] China Vanadium Titano-Magnetite Mining Co.
Ltd.	Metals & Mining	17,247,000	2,623,980
[b] Jiangling Motors Corp. Ltd., B	Automobiles	3,300,966	9,171,774
Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments & Components 3,816,000		2,238,643
[a] Sohu.com Inc.	Internet Software & Services	35,300	2,782,699
Springland International Holdings Ltd.	Multiline Retail	4,752,000	2,573,302
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	27,792,000	3,224,982
			25,856,386

Czech Republic 1.8%
Fortuna Entertainment Group NV	Hotels, Restaurants & Leisure	764,000	4,144,302
Pegas Nonwovens SA	Textiles, Apparel & Luxury Goods	119,073	3,573,193
			7,717,495

Egypt 2.2%
Eastern Tobacco	Tobacco	116,291	1,587,040
Egyptian International Pharmaceutical Industries
Co.	Pharmaceuticals	1,348,432	7,828,539
			9,415,579

Estonia 1.2%
Olympic Entertainment Group A.S.	Hotels, Restaurants & Leisure	1,366,355	3,604,257
Silvano Fashion Group AS, A	Specialty Retail	444,337	1,532,746
			5,137,003

Hong Kong 3.7%
Giordano International Ltd.	Specialty Retail	3,938,000	3,599,871
I.T Ltd.	Specialty Retail	20,830,395	6,633,755
Sa Sa International Holdings Ltd.	Specialty Retail	2,406,000	2,714,368
Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	22,557,540	2,995,670
			15,943,664

Hungary 1.8%
Egis Pharmaceuticals PLC	Pharmaceuticals	62,262	7,844,522

18 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity
Interests (continued)
India 6.4%
Apollo Tyres Ltd.	Auto Components	1,797,220	$1,905,297
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	204,320	2,525,073
Balkrishna Industries Ltd.	Auto Components	989,653	3,768,643
Biocon Ltd.	Biotechnology	556,817	2,988,761
Federal Bank Ltd.	Commercial Banks	1,320,690	5,997,016
ING Vysya Bank Ltd.	Commercial Banks	693,200	5,918,840
JK Cements Ltd.	Construction Materials	1,413,835	4,231,933
			27,335,563

Kazakhstan 3.5%
[d] KCell JSC, GDR, 144A	Wireless Telecommunication Services	128,845	1,975,838
[c] Zhaikmunai LP, GDR, Reg S	Oil, Gas & Consumable Fuels	993,641	12,793,128
			14,768,966

Kenya 0.6%
Safaricom Ltd.	Wireless Telecommunication Services	23,607,700	2,377,164

Latvia 0.5%
[a] Grindeks	Pharmaceuticals	184,106	2,184,308

Malaysia 3.6%
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	4,424,000	10,149,528
[a] Hartalega Holdings Bhd., wts., 5/29/15	Health Care Equipment & Supplies	442,400	447,773
Lion Industries Corp. Bhd.	Metals & Mining	3,682,200	999,493
Oldtown Bhd.	Food Products	4,647,100	3,848,353
			15,445,147

Mexico 3.5%
Grupo Herdez SAB de CV	Food Products	4,374,024	14,772,597

Nigeria 6.2%
Access Bank Nigeria PLC	Commercial Banks	87,849,070	5,637,811
Ecobank Transnational Inc.	Commercial Banks	24,628,262	2,076,852
Guinness Nigeria PLC	Beverages	2,200,489	3,638,942
[a] Intercontinental Wapic Insurance PLC	Insurance	18,746,319	102,290
UAC of Nigeria PLC	Industrial Conglomerates	31,274,743	11,441,388
United Bank for Africa PLC	Commercial Banks	77,110,019	3,538,144
			26,435,427

Peru 0.5%
[c] Intercorp Financial Services Inc., Reg S	Diversified Financial Services	72,530	2,139,635

Poland 3.1%
[a] AmRest Holdings NV	Hotels, Restaurants & Leisure	133,703	4,152,932
CCC SA	Textiles, Apparel & Luxury Goods	133,936	4,833,516
Lubelski Wegiel Bogdanka SA	Oil, Gas & Consumable Fuels	44,548	1,562,012
Warsaw Stock Exchange	Diversified Financial Services	237,138	2,890,093
			13,438,553

Semiannual Report | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity
Interests (continued)
Romania 0.3%
SC Bursa de Valori Bucuresti SA	Diversified Financial Services	150,090	$1,115,826

Russia 7.4%
[a,c] Cherkizovo Group OJSC, GDR, Reg S	Food Products	147,032	1,493,845
CTC Media Inc.	Media	489,658	5,146,305
[a] DIXY Group OJSC	Food & Staples Retailing	27,160	365,623
[c] Globaltrans Investment PLC, GDR, Reg S	Road & Rail	117,550	1,706,238
[a] M Video OJSC	Specialty Retail	607,011	5,001,680
[a] Russian Sea Group OAO	Food Products	745,844	708,705
[a] Synergy Co.	Beverages	314,279	4,732,104
[a] Veropharm	Pharmaceuticals	202,875	5,647,330
[a,c] X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	394,649	6,539,334
			31,341,164

Serbia 0.9%
[a] AIK Banka AD	Commercial Banks	228,216	3,827,183

Singapore 2.1%
OSIM International Ltd.	Specialty Retail	4,869,000	7,490,172
Parkson Retail Asia Ltd.	Multiline Retail	1,588,000	1,449,275
			8,939,447

South Korea 7.0%
Amorepacific Group	Personal Products	24,567	8,982,220
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	74,996	4,877,789
LG Fashion Corp.	Textiles, Apparel & Luxury Goods	106,739	2,995,138
Samkwang Glass	Containers & Packaging	44,585	2,452,434
Vieworks Co. Ltd.	Health Care Equipment & Supplies	94,921	2,050,558
Youngone Corp.	Textiles, Apparel & Luxury Goods	289,884	8,524,812
			29,882,951

Sweden 0.7%
Oriflame Cosmetics SA, SDR	Personal Products	93,140	2,958,343

Thailand 1.1%
DSG International Thailand PCL, fgn.	Household Products	14,124,400	4,702,858

Turkey 12.1%
Alarko Holding AS	Industrial Conglomerates	1,140,679	3,229,483
Anadolu Cam Sanayii AS	Containers & Packaging	5,839,303	6,907,682
[a] Anel Elektrik Proje Taahhut ve Ticaret AS	Construction & Engineering	1,245,933	758,531
Bizim Toptan Satis Magazalari AS	Food & Staples Retailing	243,229	3,142,167
Celebi Hava Servisi AS	Transportation Infrastructure	178,602	1,162,480
IS Yatirim Menkul Degerler AS	Capital Markets	4,468,290	3,140,531
Koza Altin Isletmeleri AS	Metals & Mining	159,771	2,538,495
Pinar Entegre Et ve Un Sanayi AS	Food Products	752,346	2,532,211
Pinar Sut Mamulleri Sanayii AS	Food Products	1,624,118	14,429,637
[a,e] Reysas Gayrimenkul Yatirim Ortakligi AS	Real Estate Investment Trusts	20,535,638	4,777,266

20 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund	Industry	Shares/Warrants	Value
Common Stocks and Other Equity
Interests (continued)
Turkey (continued)
Selcuk Ecza Deposu Ticaret ve Sanayi AS	Pharmaceuticals	2,452,246	$2,415,408
Trakya Cam Sanayii AS	Building Products	4,408,980	5,237,485
Ulker Biskuvi Sanayi AS	Food Products	182,982	1,249,858
			51,521,234

Turkmenistan 0.6%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	268,331	2,530,230

Ukraine 1.1%
[c] MHP SA, GDR, Reg S	Food Products	291,540	4,701,082

United Arab Emirates 0.6%
Aramex Co.	Air Freight & Logistics	3,597,037	2,644,196

Vietnam 1.8%
DHG Pharmaceutical JSC	Pharmaceuticals	838,824	4,370,427
Dry Cell Storage Battery JSC	Electrical Equipment	4	3
Imexpharm Pharmaceutical JSC	Pharmaceuticals	363,396	609,318
Vietnam Container Shipping JSC	Marine	1,258,804	2,718,838
			7,698,586

Total Common Stocks and Other Equity
Interests (Cost $325,271,499)			360,089,203

[f] Participatory Notes 1.7%
Saudi Arabia 1.7%
[d] Deutsche Bank AG/London, Saudi Dairy &
Foodstuff Co., 144A, 5/13/14	Food Products	40,309	996,909
[d] HSBC Bank PLC, Al Mouwasat Medical Services,
144A, 4/13/15	Health Care Providers & Services	279,525	6,111,873

Total Participatory Notes
(Cost $5,516,064)			7,108,782

Preferred Stocks (Cost $7,185,059) 1.9%
Chile 1.9%
Embotelladora Andina SA, pfd., A	Beverages	1,979,200	8,236,702

Total Investments before Short Term
Investments (Cost $337,972,622)			375,434,687

Short Term Investments
(Cost $51,795,586) 12.1%
Money Market Funds 12.1%
United States 12.1%
[a,g] Institutional Fiduciary Trust Money Market
Portfolio		51,795,586	51,795,586

Semiannual Report | 21

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund	Value
Total Investments
(Cost $389,768,208) 100.3%	$427,230,273
Other Assets, less Liabilities (0.3)%	(1,489,720)

Net Assets 100.0%	$425,740,553

See Abbreviations on page 37.

aNon-income producing.
bA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2013, the aggregate value of these securities was
$29,373,262, representing 6.90% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30,
2013, the aggregate value of these securities was $9,084,620, representing 2.13% of net assets.
eSee Note 9 regarding holdings of 5% voting securities.
fSee Note 1(d) regarding Participatory Notes.
gSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements

Statement of Assets and Liabilities
September 30, 2013 (unaudited)

Templeton
Emerging Markets
Small Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$328,386,194
Cost - Non-controlled affiliated issuers (Note 9)	9,586,428
Cost - Sweep Money Fund (Note 7)	51,795,586
Total cost of investments	$389,768,208
Value - Unaffiliated issuers	$370,657,421
Value - Non-controlled affiliated issuers (Note 9)	4,777,266
Value - Sweep Money Fund (Note 7)	51,795,586
Total value of investments	427,230,273
Receivables:
Investment securities sold	1,764,051
Capital shares sold	1,632,668
Dividends	1,051,358
Other assets	54
Total assets	431,678,404
Liabilities:
Payables:
Investment securities purchased	3,561,876
Capital shares redeemed	1,314,069
Management fees	483,434
Distribution fees	205,878
Transfer agent fees	82,653
Funds advanced by custodian	5,428
Deferred tax	26,092
Accrued expenses and other liabilities	258,421
Total liabilities	5,937,851
Net assets, at value	$425,740,553
Net assets consist of:
Paid-in capital	$408,361,253
Undistributed net investment income	4,226,564
Net unrealized appreciation (depreciation)	37,463,585
Accumulated net realized gain (loss)	(24,310,849)
Net assets, at value	$425,740,553

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
September 30, 2013 (unaudited)

Templeton
Emerging Markets
Small Cap Fund
Class A:
Net assets, at value	$218,829,187
Shares outstanding	19,195,154
Net asset value per share[a]	$11.40
Maximum offering price per share (net asset value per share ÷ 94.25%)	$12.10
Class C:
Net assets, at value	$61,621,625
Shares outstanding	5,583,811
Net asset value and maximum offering price per share[a]	$11.04
Class R:
Net assets, at value	$657,687
Shares outstanding	58,161
Net asset value and maximum offering price per share	$11.31
Advisor Class:
Net assets, at value	$144,632,054
Shares outstanding	12,540,278
Net asset value and maximum offering price per share	$11.53

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Operations
for the six months ended September 30, 2013 (unaudited)

Templeton
Emerging Markets
Small Cap Fund
Investment income:
Dividends (net of foreign taxes of $693,667)	$8,580,671
Expenses:
Management fees (Note 3a)	2,808,060
Administrative fees (Note 3b)	64,559
Distribution fees: (Note 3c)
Class A	328,882
Class C	305,474
Class R	1,776
Transfer agent fees: (Note 3e)
Class A	223,675
Class C	62,331
Class R	725
Advisor Class	119,604
Custodian fees (Note 4)	171,492
Reports to shareholders	41,911
Registration and filing fees	39,726
Professional fees	44,787
Trustees’ fees and expenses	10,265
Other	10,239
Total expenses	4,233,506
Expenses waived/paid by affiliates (Note 3f)	(13,414)
Net expenses	4,220,092
Net investment income	4,360,579
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(16,470,243)
Non-controlled affiliated issuers (Note 9)	(1,963,700)
Foreign currency transactions	(24,683)
Net realized gain (loss)	(18,458,626)
Net change in unrealized appreciation (depreciation) on:
Investments	2,761,923
Translation of other assets and liabilities denominated in foreign currencies	30,571
Change in deferred taxes on unrealized appreciation	(3,314)
Net change in unrealized appreciation (depreciation)	2,789,180
Net realized and unrealized gain (loss)	(15,669,446)
Net increase (decrease) in net assets resulting from operations	$(11,308,867)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Investment Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Emerging Markets
	Small Cap Fund
	Six Months Ended
	September 30, 2013	Year Ended
	(unaudited)	March 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$4,360,579	$649,448
Net realized gain (loss) from investments and foreign currency transactions	(18,458,626)	(1,653,298)
Net change in unrealized appreciation (depreciation) on investments, translation of other
assets and liabilities denominated in foreign currencies and deferred taxes	2,789,180	42,152,692
Net increase (decrease) in net assets resulting from operations	(11,308,867)	41,148,842
Distributions to shareholders from:
Net investment income:
Class A	—	(684,703)
Class R	—	(1,078)
Advisor Class	—	(492,003)
Net realized gains:
Class A	—	(1,150,450)
Class C	—	(346,405)
Class R	—	(3,893)
Advisor Class	—	(449,399)
Total distributions to shareholders	—	(3,127,931)
Capital share transactions: (Note 2)
Class A	(3,874,027)	7,025,058
Class C	(716,456)	(933,493)
Class R	(55,203)	(19,593)
Advisor Class	44,181,694	27,279,187
Total capital share transactions	39,536,008	33,351,159
Net increase (decrease) in net assets	28,227,141	71,372,070
Net assets:
Beginning of period	397,513,412	326,141,342
End of period	$425,740,553	$397,513,412
Undistributed net investment income (distributions in excess of net investment income)
included in net assets:
End of period	$4,226,564	$(134,015)

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Small Cap Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton Emerging Markets Small Cap Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Participatory Notes

The Fund invests in Participatory Notes (P-Notes). P-notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income and Deferred Taxes (continued)

records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2013, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	3,308,781	$37,826,744	5,986,659	$66,134,977
Shares issued in reinvestment
of distributions	—	—	148,878	1,650,857
Shares redeemed	(3,635,351)	(41,700,771)	(5,695,375)	(60,760,776)
Net increase (decrease)	(326,570)	$(3,874,027)	440,162	$7,025,058
Class C Shares:
Shares sold	1,041,151	$11,508,483	1,659,429	$17,611,558
Shares issued in reinvestment
of distributions	—	—	28,631	308,069
Shares redeemed	(1,102,255)	(12,224,939)	(1,830,227)	(18,853,120)
Net increase (decrease)	(61,104)	$(716,456)	(142,167)	$(933,493)
Class R Shares:
Shares sold	6,123	$70,060	9,829	$108,030
Shares issued in reinvestment
of distributions	—	—	451	4,971
Shares redeemed	(11,109)	(125,263)	(12,889)	(132,594)
Net increase (decrease)	(4,986)	$(55,203)	(2,609)	$(19,593)

Advisor Class Shares:
Shares sold	6,174,275	$70,812,750	6,232,090	$68,498,914
Shares issued in reinvestment
of distributions	—	—	55,011	615,241
Shares redeemed	(2,295,084)	(26,631,056)	(3,911,468)	(41,834,968)
Net increase (decrease)	3,879,191	$44,181,694	2,375,633	$27,279,187

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.450%	Up to and including $1 billion
1.400%	Over $1 billion, up to and including $5 billion
1.350%	Over $5 billion, up to and including $10 billion
1.300%	Over $10 billion, up to and including $15 billion
1.250%	Over $15 billion, up to and including $20 billion
1.200%	In excess of $20 billion

Effective May 1, 2013, the Fund combined its management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to May 1, 2013, the Fund paid an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $1 billion
1.200%	Over $1 billion, up to and including $5 billion
1.150%	Over $5 billion, up to and including $10 billion
1.100%	Over $10 billion, up to and including $15 billion
1.050%	Over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

b. Administrative Fees

Effective May 1, 2013, under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Prior to May 1, 2013, the Fund paid administrative fees to FT Services of 0.20% per year of the average daily net assets of the Fund.

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$66,285
CDSC retained	$10,020

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended September 30, 2013, the Fund paid transfer agent fees of $406,335, of which $191,068 was retained by Investor Services.

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2013. Effective August 1, 2013, the contractual fee waiver was eliminated.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2013, there were no credits earned.

5. INCOME TAXES

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At March 31, 2013, the Fund deferred post-October capital losses of $5,797,548.

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$391,433,200

Unrealized appreciation	$83,780,974
Unrealized depreciation	(47,983,901)
Net unrealized appreciation (depreciation)	$35,797,073

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2013, aggregated $50,843,041 and $32,076,625, respectively.

34 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended September 30, 2013, were as shown below.

	Number of			Number of			Realized
	Shares Held			Shares Held	Value		Capital
	at Beginning	Gross	Gross	at End	at End	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)
Non-Controlled Affiliates
Impact Developer & Contractor SA	12,171,000	—	12,171,000	—	$—	$—	$(1,963,700)
Reysas Gayrimenkul Yatirim
Ortakligi AS	16,657,555	3,878,083	—	20,535,638	4,777,266	—	—
Total Affiliated Securities (Value is 1.12% of Net Assets)					$4,777,266	$—	$(1,963,700)

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended September 30, 2013, the Fund did not use the Global Credit Facility.

Semiannual Report | 35

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determin- ing the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Kazakhstan	$12,793,128	$1,975,838	$—	$14,768,966
Russia	14,885,722	16,455,442	—	31,341,164
Other Equity Investments [b]	322,215,775	—	—	322,215,775
Participatory Notes	—	7,108,782	—	7,108,782
Short Term Investments	51,795,586	—	—	51,795,586
Total Investments in
Securities	$401,690,211	$25,540,062	$—	$427,230,273

[a]Includes common and preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

36 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Semiannual Report | 37

Templeton Global Investment Trust

Shareholder Information

Templeton Emerging Markets Small Cap Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

38 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

**Semiannual Report and Shareholder Letter**

# Templeton Emerging Markets Small Cap Fund

**Investment Manager**
Templeton Asset Management Ltd.

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

426 S 11/13

SEPTEMBER 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

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# Templeton
# Emerging Markets Balanced Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Emerging Markets

Balanced Fund

Your Fund’s Goal and Main Investments: The Fund seeks both income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings in a diversified portfolio of equity securities and fixed and floating rate debt obligations issued by governments, government-related entities and corporate entities that are located, incorporated or have significant business activities in or are impacted by economic developments in developing or emerging market countries. The Fund normally invests at least 25% of its net assets in equity securities and at least

25% of its net assets in fixed income senior securities.

This semiannual report for Templeton Emerging Markets Balanced Fund covers the period ended September 30, 2013.

Economic and Market Overview

The global economy grew modestly during the six months under review amid a generally accommodative monetary environment. China’s economic growth rate slowed in the second quarter but accelerated in the third quarter as retail

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 20.

Semiannual Report | 3

sales, industrial production and manufacturing improved. South Korea’s, Malaysia’s and Brazil’s economies also showed signs of improvement, while Russia’s, India’s and Indonesia’s economic growth rates continued to slow. Despite the recent slowdown, emerging market economies overall continued to grow faster than their developed market counterparts. However, emerging market stock performance during the period appeared to be driven less by economic growth and corporate fundamentals and more by the fiscal and monetary policies in major economies.

Emerging markets experienced a May–June steep sell-off in stocks, bonds and currencies, caused largely by investor anxiety that the U.S. Federal Reserve Board (Fed) might taper its asset purchase program in September and that the People’s Bank of China (PBOC) might not take steps to stabilize the country’s interbank market. However, investor sentiment improved in late June, and emerging market stock prices rebounded from period lows after the PBOC calmed China’s interbank market and the Fed reassured investors it would continue its accommodative monetary policy. Financial markets grew volatile again in August, however, amid concerns about a possible U.S. military intervention in Syria and the Fed’s potential plan to wind down its asset purchase program. Near period-end, volatility subsided as tension surrounding Syria was defused and as the Fed announced it would delay tapering its asset purchase program. The global stock rally was soon dampened, however, by investor concerns about the U.S. budget impasse and its potential impact on global economic growth.

For the six months ended September 30, 2013, the MSCI Emerging Markets (EM) Index, which measures stock performance in emerging markets, had a -2.52% total return.1 The J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global, which measures performance of U.S. dollar-denominated emerging market bonds, had a -5.25% total return for the same period.1 Among emerging market stocks, Eastern European markets generally outperformed their global peers as the region’s stocks and currencies proved to be less sensitive to the potential tapering of the Fed’s asset purchase program. Asian stocks ended the period relatively flat as gains in China, Taiwan, South Korea and Malaysia offset losses in Indonesia, the Philippines, Thailand and India. Latin American stocks were among the worst performers, resulting in

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

part from generally weak commodity prices and local currencies. Among emerging market sovereign bonds, central and Eastern European debt performed better with a smaller loss than Latin American and Asian debt.

We believe emerging market countries, which have generally strong economic fundamentals, could continue to benefit from the high liquidity provided by major central banks, including the Fed and the Bank of Japan, as investors seek higher yielding assets in a low interest rate environment. Greater cooperation among major emerging market countries, such as Brazil, Russia, India, China and South Africa (BRICS) could support economic growth and financial markets. In August, the BRICS countries agreed on a capital structure for a proposed development bank aimed at supporting emerging market countries’ financing needs for infrastructure projects. Most recently, the BRICS countries agreed to establish a joint $100 billion currency reserve to protect their economies from global financial market volatility and currency shocks.

What is a currency forward
contract?
A currency forward contract is an
agreement between the Fund and a
counterparty to buy or sell a foreign
currency at a specific exchange rate
on a future date.

What is a futures contract?
A futures contract is an agreement
between the Fund and a counterparty
made through a U.S. or foreign futures
exchange to buy or sell a security at a
specific price on a future date.

Investment Strategy

When choosing equity investments for the Fund, we apply a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

When choosing fixed income investments for the Fund, we allocate the Fund’s assets based upon our assessment of changing market, political and economic conditions. We will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. We may regularly enter into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, and currency and currency index futures contracts, to provide a hedge against risks associated with other fixed income securities held in the Fund or to implement a currency investment strategy.

Semiannual Report | 5

Performance data represent past
performance, which does not
guarantee future results. Investment
return and principal value will
fluctuate, and you may have a gain
or loss when you sell your shares.
Current performance may differ
from figures shown. Please visit
franklintempleton.com or call
(800) 342-5236 for most recent
month-end performance.

Performance Overview

Templeton Emerging Markets Balanced Fund – Class A had a -7.25% cumulative total return for the six months ended September 30, 2013. For comparison, an equally weighted combination of the MSCI EM Index and the JPM EMBI Global had a -3.81% total return for the same period.2 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Manager’s Discussion

The Fund’s equity holdings generally underperformed bond holdings, leading the Fund’s overweighted equity allocation to detract from performance.

Equity

During the six months under review, key contributors to the Fund’s absolute performance included United Bank, one of Pakistan’s largest banks; Brilliance China Automotive Holdings, one of China’s major automobile manufacturers; and Russia-based Gazprom, the world’s largest natural gas producer.

The stock performance of United Bank and other commercial banks helped the Pakistani market outperform most of its global peers during the six-month period. The country’s banking sector benefited from the State Bank of Pakistan’s unexpected increase in its policy interest rate by 50 basis points (bps) from 9.0% to 9.5%. At period-end, we continued to favor the bank for its strong franchise, high return on equity, solid net interest margins, high dividend payments and valuations we considered to be attractive.3

2. Source: © 2013 Morningstar. The Fund’s blended benchmark is currently weighted 50% for the MSCI EM Index and
50% for the JPM EMBI Global and is rebalanced monthly. For the six months ended 9/30/13, the MSCI EM Index had a
-2.52% total return and the JPM EMBI Global had a -5.25% total return. The indexes are unmanaged and include rein-
vestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
3. Return on equity is an amount, expressed as a percentage, earned on a company’s common stock investment for a given period. It is calculated by dividing common stock equity (net worth) over the average of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. Return on equity tells com-
mon shareholders how effectually their money is being employed. Comparing percentages for current and prior periods also reveals trends, and comparison with industry composites reveals how well a company is holding its own against its competitors.

6 | Semiannual Report

Brilliance China Automotive has a joint venture with German luxury car maker BMW for the production and sale of BMW 3-series and 5-series cars and X1 sport utility vehicles in China. Strong automobile sales from its joint venture powered first-half 2013 financial results that exceeded market forecasts. China’s demand for motor vehicles, particularly luxury cars, could continue to grow in the long term as the country transitions to a more consumer driven economy.

The long-term prospects of Gazprom’s exceptionally attractive production assets, which include the world’s largest natural gas reserves, were significantly undervalued, in our assessment, because of corporate governance concerns, which contributed to share price weakness during the first half of the reporting period. However, Gazprom’s shares rallied strongly in the period’s second half amid material increases in the company’s exports to European Union markets. Further supporting Gazprom’s share price were the progress in discussions about exporting natural gas to China and investor expectations the company would increase dividend payments.

In contrast, key detractors from the Fund’s absolute performance included Bank Danamon Indonesia, one of the country’s 10 largest commercial banks; Yitai Coal (Inner Mongolia Yitai Coal), one of China’s leading coal producers; and Jordan’s Arab Potash, one of the world’s largest potash producers.

Bank Danamon’s share price declined as regulatory hurdles led Singapore-based DBS Group Holdings to abandon its bid for a controlling stake and as the Indonesian market remained weak because of fears that the Fed’s potential tapering of its asset purchase program could further weaken the country’s current account position. We believe that Bank Danamon, which has Indonesia’s second-largest distribution network, remains well positioned to potentially benefit from the country’s economic growth, underserved banking sector and the rising middle class’s growing demand for financial products.

Yitai Coal generated lower year-over-year earnings in the first half of 2013 because of lower sales volume and coal prices. Investor concerns about slower Chinese economic growth and weaker coal demand also pressured the company’s share price. However, signs that China’s economy was improving, as the manufacturing sector stabilized and industrial production strengthened, helped improve investor sentiment toward period-end.

Semiannual Report | 7

Top Five Equity Holdings
9/30/13

Company	% of Total
Sector/Industry, Country	Net Assets
Vale SA, ADR, pfd., A	6.6%
Metals & Mining, Brazil
Brilliance China Automotive Holdings Ltd. 3.8%
Automobiles, China
United Bank Ltd.	3.8%
Commercial Banks, Pakistan
Impala Platinum Holdings Ltd.	3.5%
Metals & Mining, South Africa
Infosys Ltd., ADR	3.3%
IT Services, India

Arab Potash’s profitability, along with those of other potash producers, was negatively affected by the breakup of the Russian-Belarusian potash cartel, which led to increased competition and lower product prices. The company is well managed, in our view, and has a solid balance sheet, high cash flow generation and no debt.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2013, the U.S. dollar rose in value relative to many currencies in which the Fund’s equity investments were traded. As a result, performance of the Fund’s equity portion was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Our continued search for companies with valuations we considered to be attractive led us to increase the Fund’s holdings in Brazil, South Africa, India, Thailand, Chile and China via China H and Red Chip shares, as well as in the frontier markets of Jordan and Pakistan.4 We increased the Fund’s investments in automobiles; metals and mining; information technology services; and oil, gas and consumable fuels companies. Key purchases included additional shares of Brilliance China Automotive; Brazil-based Vale, one of the world’s largest iron ore and nickel producers; and South Africa-based Impala Platinum Holdings, a leading platinum producer responsible for approximately one quarter of global platinum output.

Conversely, we conducted some sales as certain stocks reached their price targets and as we sought to invest in companies we considered to be more attractively valued within our investment universe. As a result, we eliminated equity exposure to Mexico, South Korea and Turkey. Additionally, we eliminated exposure to construction and engineering companies and reduced investments in food and staples retailing companies. Key sales included holdings in retail chain Walmex (Wal-Mart de Mexico), South Korean property developer Hyundai Development and Turkish commercial bank Akbank.

4. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China. “Red Chip” denotes shares of Hong Kong Stock Exchange-listed companies with significant exposure to China.

8 | Semiannual Report

Fixed Income

The Fund purchased investment-grade and subinvestment-grade hard currency-denominated sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Spreads widened between yields on sovereign credits and assets often considered safer, such as U.S. Treasuries, during the period. U.S. dollar-denominated emerging market debt had a -5.25% total return during the period, as measured by the JPM EMBI Global.1 Overall, sovereign credit yield spreads over Treasuries widened 51 bps during the period.5 Regionally, Latin American sovereign debt had a -6.39% total return, Asian debt -6.75%, and central and eastern European debt -3.57%, as measured by subindexes of the JPM EMBI Global.5 Meanwhile, the 10-year U.S. Treasury yield increased 77 bps. Overall, the Fund’s sovereign credit exposures detracted from performance.

The Fund’s diversified currency exposure also detracted from performance during the period. The U.S. dollar was broadly weaker and fell 1.37% against the currencies of major U.S. trading partners during the period.6 As part of its investment strategy, the Fund used currency forward contracts to limit or add exposure to various currencies. The Mexican central bank cut its policy rate, while Brazil hiked rates and Chile held rates constant. The Brazilian real depreciated 9.42% against the U.S. dollar, while the Chilean peso depreciated 6.27% and the Mexican peso fell 6.26%.7 The Polish zloty appreciated 4.20% against the U.S. dollar, while the Hungarian forint appreciated 7.89%.7 Central banks in the Philippines and Malaysia kept their policy rates constant while Indonesia’s central bank raised rates 150 bps during the period. The Reserve Bank of India initially cut rates 25 bps but subsequently raised rates 25 bps. During the period under review, the Philippine peso, Malaysian ringgit, Indonesian rupiah and Indian rupee depreciated 6.27%, 5.00%, 16.08% and 13.19%, respectively, against the U.S. dollar.7

During the period under review, we maintained the Fund’s defensive duration posture as policymakers in the G-3 (U.S., eurozone, Japan), the U.K. and Switzerland implemented historically accommodative monetary policies. The

Top Five Fixed Income Holdings*
9/30/13
% of Total
Issue/Issuer	Net Assets
Government of Hungary	2.1%
Serbia Treasury Note	2.0%
Government of Sri Lanka	2.0%
Government of Poland	2.0%
Government of Ghana	1.8%
*Excludes short-term investments.

What is duration?
Duration is a measure of a bond’s price
sensitivity to interest rate changes. In
general, a portfolio of securities with a
lower duration can be expected to be
less sensitive to interest rate changes
than a portfolio with a higher duration.

5. Source: J.P. Morgan.
6. Source: Federal Reserve H.10 Report.
7. Source: IDC/Exshare.

Semiannual Report | 9

Fund maintained little duration exposure in emerging markets, except in select countries where rates were already quite high. Consequently, duration contributions from emerging markets were positive, but limited.

Thank you for your participation in Templeton Emerging Markets Balanced Fund. We look forward to serving your future investment needs.

Michael Hasenstab, Ph.D.

Dennis Lim
Tom Wu
Allan Lam
Laura Burakreis

Portfolio Management Team

Templeton Emerging Markets Balanced Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Performance Summary as of 9/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: TAEMX)			Change	9/30/13	3/31/13
Net Asset Value (NAV)		-$	0.90	$10.48	$11.38
Distributions (4/1/13–9/30/13)
Dividend Income	$0.0567
Class C (Symbol: n/a)			Change	9/30/13	3/31/13
Net Asset Value (NAV)		-$	0.91	$10.41	$11.32
Distributions (4/1/13–9/30/13)
Dividend Income	$0.0398
Class R (Symbol: n/a)			Change	9/30/13	3/31/13
Net Asset Value (NAV)		-$	0.90	$10.47	$11.37
Distributions (4/1/13–9/30/13)
Dividend Income	$0.0523
Advisor Class (Symbol: TZEMX)			Change	9/30/13	3/31/13
Net Asset Value (NAV)		-$	0.90	$10.50	$11.40
Distributions (4/1/13–9/30/13)
Dividend Income	$0.0634

Semiannual Report | 11

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A	6-Month	1-Year		Inception (10/3/11)
Cumulative Total Return[2]	-7.25%	-4.96%	+	9.89%
Average Annual Total Return[3]	-12.56%	-10.45%	+	1.78%
Value of $10,000 Investment[4]	$8,744	$8,955		$10,358
Total Annual Operating Expenses[5]	1.45% (with waiver)	2.11% (without waiver)
Class C	6-Month	1-Year		Inception (10/3/11)
Cumulative Total Return[2]	-7.52%	-5.55%	+	8.28%
Average Annual Total Return[3]	-8.44%	-6.48%	+	4.07%
Value of $10,000 Investment[4]	$9,156	$9,352		$10,828
Total Annual Operating Expenses[5]	2.24% (with waiver)	2.90% (without waiver)
Class R	6-Month	1-Year		Inception (10/3/11)
Cumulative Total Return[2]	-7.29%	-5.13%	+	9.33%
Average Annual Total Return[3]	-7.29%	-5.13%	+	4.57%
Value of $10,000 Investment[4]	$9,271	$9,487		$10,933
Total Annual Operating Expenses[5]	1.74% (with waiver)	2.40% (without waiver)
Advisor Class	6-Month	1-Year		Inception (10/3/11)
Cumulative Total Return[2]	-7.17%	-4.65%	+	10.36%
Average Annual Total Return[3]	-7.17%	-4.65%	+	5.06%
Value of $10,000 Investment[4]	$9,283	$9,535		$11,036
Total Annual Operating Expenses[5]	1.24% (with waiver)	1.90% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direc-
tion of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in emerging market countries involve special risks including currency fluctuations, and economic and political uncertainties, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal and political, business and social frameworks to sup-
port securities markets. The risks associated with higher yielding, lower rated securities include higher risks of default and loss of principal. The
Fund’s use of foreign currency techniques involves special risks, as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 7/31/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 4/1/13	Value 9/30/13	Period* 4/1/13–9/30/13
Actual	$1,000	$927.50	$7.39
Hypothetical (5% return before expenses)	$1,000	$1,017.40	$7.74
Class C
Actual	$1,000	$924.80	$10.77
Hypothetical (5% return before expenses)	$1,000	$1,013.84	$11.27
Class R
Actual	$1,000	$927.10	$8.36
Hypothetical (5% return before expenses)	$1,000	$1,016.39	$8.74
Advisor Class
Actual	$1,000	$928.30	$5.95
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.23

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.53%; C: 2.23%;
R: 1.73%; and Advisor: 1.23%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Semiannual Report | 15

Templeton Global Investment Trust

Financial Highlights

Templeton Emerging Markets Balanced Fund
	Six Months Ended
	September 30, 2013	Year Ended March 31,
Class A	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.38	$11.53	$10.00
Income from investment operations[b]:
Net investment income[c]	0.23	0.34	0.12
Net realized and unrealized gains (losses)	(1.07)	(0.08)	1.47
Total from investment operations	(0.84)	0.26	1.59
Less distributions from:
Net investment income	(0.06)	(0.41)	(0.06)
Net realized gains	—	(—)[d]	—
Total distribution	(0.06)	(0.41)	(0.06)
Net asset value, end of period	$10.48	$11.38	$11.53

Total return[e]	(7.25)%	2.21%	15.92%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.90%	2.09%	2.43%
Expenses net of waiver and payments by affiliates	1.53%	1.44%	1.40%
Net investment income	4.40%	3.01%	2.16%

Supplemental data
Net assets, end of period (000’s)	$28,612	$26,559	$14,730
Portfolio turnover rate	11.64%	4.65%	—%

aFor the period October 3, 2011 (commencement of operations) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Emerging Markets Balanced Fund
	Six Months Ended
	September 30, 2013	Year Ended March 31,
Class C	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.32	$11.49	$10.00
Income from investment operations[b]:
Net investment income[c]	0.19	0.24	0.14
Net realized and unrealized gains (losses)	(1.06)	(0.07)	1.41
Total from investment operations	(0.87)	0.17	1.55
Less distributions from:
Net investment income	(0.04)	(0.34)	(0.06)
Net realized gains	—	(—)[d]	—
Total distribution	(0.04)	(0.34)	(0.06)
Net asset value, end of period	$10.41	$11.32	$11.49

Total return[e]	(7.52)%	1.38%	15.49%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.60%	2.88%	3.26%
Expenses net of waiver and payments by affiliates	2.23%	2.23%	2.23%
Net investment income	3.70%	2.22%	1.33%

Supplemental data
Net assets, end of period (000’s)	$3,970	$3,256	$534
Portfolio turnover rate	11.64%	4.65%	—%

aFor the period October 3, 2011 (commencement of operations) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Emerging Markets Balanced Fund
	Six Months Ended
	September 30, 2013	Year Ended March 31,
Class R	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.37	$11.51	$10.00
Income from investment operations[b]:
Net investment income[c]	0.23	0.30	0.13
Net realized and unrealized gains (losses)	(1.08)	(0.07)	1.44
Total from investment operations	(0.85)	0.23	1.57
Less distributions from:
Net investment income	(0.05)	(0.37)	(0.06)
Net realized gains	—	(—)[d]	—
Total distribution	(0.05)	(0.37)	(0.06)
Net asset value, end of period	$10.47	$11.37	$11.51

Total return[e]	(7.29)%	1.92%	15.71%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.10%	2.38%	2.76%
Expenses net of waiver and payments by affiliates	1.73%	1.73%	1.73%
Net investment income	4.20%	2.72%	1.83%

Supplemental data
Net assets, end of period (000’s)	$42	$56	$20
Portfolio turnover rate	11.64%	4.65%	—%

aFor the period October 3, 2011 (commencement of operations) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Emerging Markets Balanced Fund
	Six Months Ended
	September 30, 2013	Year Ended March 31,
Advisor Class	(unaudited)	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.40	$11.54	$10.00
Income from investment operations[b]:
Net investment income[c]	0.26	0.37	0.12
Net realized and unrealized gains (losses)	(1.10)	(0.08)	1.49
Total from investment operations	(0.84)	0.29	1.61
Less distributions from:
Net investment income	(0.06)	(0.43)	(0.07)
Net realized gains	—	(—)[d]	—
Total distribution	(0.06)	(0.43)	(0.07)
Net asset value, end of period	$10.50	$11.40	$11.54

Total return[e]	(7.17)%	2.43%	16.07%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.60%	1.88%	2.26%
Expenses net of waiver and payments by affiliates	1.23%	1.23%	1.23%
Net investment income	4.70%	3.22%	2.33%

Supplemental data
Net assets, end of period (000’s)	$13,405	$17,346	$12,087
Portfolio turnover rate	11.64%	4.65%	—%

aFor the period October 3, 2011 (commencement of operations) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited)

Templeton Emerging Markets Balanced Fund	Industry	Shares	Value
Common Stocks 54.7%
Brazil 2.5%
Itau Unibanco Holding SA, ADR	Commercial Banks	82,920	$1,170,830

Chile 3.1%
Antofagasta PLC	Metals & Mining	108,600	1,439,376

China 12.4%
[a]Brilliance China Automotive Holdings Ltd.	Automobiles	1,172,600	1,762,842
China Merchants Bank Co. Ltd., H	Commercial Banks	528,887	962,859
CNOOC Ltd.	Oil, Gas & Consumable Fuels	517,000	1,051,871
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	521,776	1,043,552
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	826,000	909,501
			5,730,625

Hong Kong 1.7%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	75,600	764,316

India 8.3%
Infosys Ltd., ADR	IT Services	31,900	1,534,709
[b]Reliance Industries Ltd., GDR, 144A	Oil, Gas & Consumable Fuels	46,650	1,221,997
[c]Tata Steel Ltd., GDR, Reg S	Metals & Mining	240,589	1,049,329
			3,806,035

Indonesia 1.6%
Bank Danamon Indonesia Tbk PT	Commercial Banks	2,128,100	733,350

Jordan 0.9%
Arab Potash Co. PLC	Chemicals	12,127	407,717

Pakistan 3.8%
United Bank Ltd.	Commercial Banks	1,385,600	1,740,999

Russia 8.5%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	154,600	1,362,413
[d]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	21,050	1,335,096
[c]TMK OAO, GDR, Reg S	Energy Equipment & Services	92,700	1,197,684
			3,895,193

South Africa 3.5%
Impala Platinum Holdings Ltd.	Metals & Mining	129,600	1,597,845

Thailand 5.3%
Land and Houses PCL	Real Estate Management & Development	453,300	156,736
Land and Houses PCL, fgn.	Real Estate Management & Development	2,379,000	822,577
Siam Commercial Bank PCL, fgn.	Commercial Banks	184,000	871,843
Univanich Palm Oil PCL, fgn.	Food Products	1,657,000	572,934
			2,424,090

20 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

	Templeton Emerging Markets Balanced Fund	Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom 3.1%
	Anglo American PLC	Metals & Mining	59,180	$1,451,904

	Total Common Stocks
	(Cost $25,621,872)			25,162,280

	Preferred Stocks 11.1%
	Brazil 11.1%
	Banco Bradesco SA, ADR, pfd.	Commercial Banks	74,890	1,039,473
	Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	63,300	1,059,009
	Vale SA, ADR, pfd., A	Metals & Mining	212,450	3,018,915

	Total Preferred Stocks
	(Cost $6,096,869)			5,117,397

			Principal Amount*
	Corporate Bonds and Notes 3.8%
	Kazakhstan 0.4%
[b]HSBK	(Europe) BV, senior note, 144A, 7.25%,
	5/03/17	Commercial Banks	165,000	173,250

	Mexico 0.7%
	[b]Cemex SAB de CV, senior secured note, 144A,
	9.00%, 1/11/18	Construction Materials	255,000	277,312
	[b,e]Corporacion GEO SAB de CV, senior note, 144A,
	8.875%, 3/27/22	Household Durables	200,000	29,150
				306,462

	Russia 0.7%
	[b,f]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan
	participation, secured note, 144A, 7.875%,
	9/25/17	Commercial Banks	155,000	170,796
	[b,f]Gaz Capital SA (OJSC Gazprom), loan participation,
	senior bond, 144A, 8.146%, 4/11/18	Oil, Gas & Consumable Fuels	150,000	174,653
				345,449

	South Africa 0.4%
	[b]Edcon Pty. Ltd., senior secured note, 144A, 9.50%,
	3/01/18	Specialty Retail	135,000 EUR	173,148

	Turkey 0.4%
	[b]Turkiye Is Bankasi, sub. note, 144A, 6.00%,
	10/24/22	Commercial Banks	200,000	184,050

	Ukraine 0.3%
	[b]Metinvest BV, 144A, 10.25%, 5/20/15	Metals & Mining	145,000	143,187

	United Arab Emirates 0.5%
	[b]Dubai Electricity & Water Authority, senior note,
	144A, 7.375%, 10/21/20	Electric Utilities	180,000	211,157

Semiannual Report | 21

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

		Templeton Emerging Markets Balanced Fund	Industry	Principal Amount*		Value
		Corporate Bonds and Notes (continued)
		Venezuela 0.4%
		Petroleos de Venezuela SA, senior sub. bond,
		4.90%, 10/28/14	Oil, Gas & Consumable Fuels	220,000		$207,625

		Total Corporate Bonds and Notes
		(Cost $1,719,369)				1,744,328

		Foreign Government and Agency Securities
		22.0%
		Brazil 1.1%
		Nota Do Tesouro Nacional,
		10.00%, 1/01/14		200 [g] BRL		90,200
		[h]Index Linked, 6.00%, 5/15/15		300 [g] BRL		322,607
		[h]Index Linked, 6.00%, 5/15/45		100 [g] BRL		106,034
						518,841

		Ghana 1.8%
		Government of Ghana,
		14.00%, 10/13/14		10,000	GHS	4,389
		14.99%, 2/23/15		150,000	GHS	65,061
		24.00%, 5/25/15		285,000	GHS	138,238
		21.00%, 10/26/15		410,000	GHS	192,046
		19.24%, 5/30/16		165,000	GHS	74,919
		23.00%, 8/21/17		300,000	GHS	149,394
		[b]144A, 7.875%, 8/07/23		200,000		195,250
						819,297

		Hungary 2.1%
		Government of Hungary,
		5.50%, 12/22/16		41,690,000	HUF	194,746
		4.125%, 2/19/18		40,000		39,675
		7.50%, 11/12/20		130,000	HUF	663
		5.375%, 2/21/23		70,000		68,276
		A, 8.00%, 2/12/15		2,040,000	HUF	9,785
		A, 5.50%, 12/20/18		180,000	HUF	835
		A, 7.00%, 6/24/22		130,000	HUF	639
		A, 6.00%, 11/24/23		170,000	HUF	784
		B, 6.75%, 2/24/17		30,000,000	HUF	145,035
		D, 6.75%, 8/22/14		30,500,000	HUF	142,503
		senior note, 4.375%, 7/04/17		40,000	EUR	54,477
		senior note, 6.375%, 3/29/21		290,000		309,575
		[c] senior note, Reg S, 5.75%, 6/11/18		10,000	EUR	14,119
						981,112

		Indonesia 0.5%
		Government of Indonesia,
		FR20, 14.275%, 12/15/13		530,000,000	IDR	46,765
		FR34, 12.80%, 6/15/21		1,720,000,000	IDR	186,872
						233,637

22	|	Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Emerging Markets Balanced Fund	Principal Amount*			Value
Foreign Government and Agency Securities (continued)
Latvia 0.5%
[b]Government of Latvia, 144A, 5.25%, 2/22/17	200,000			$218,254

Malaysia 0.8%
Government of Malaysia,
3.434%, 8/15/14	20,000	MYR		6,156
3.741%, 2/27/15	1,040,000	MYR		321,531
3.835%, 8/12/15	55,000	MYR		17,056
				344,743

Mexico 0.5%
Government of Mexico, 9.50%, 12/18/14	28,000[i]		MXN	228,590

Mongolia 0.4%
[b]Government of Mongolia, senior note, 144A,
5.125%, 12/05/22	200,000			171,928

Nigeria 1.0%
Government of Nigeria, 15.10%, 4/27/17	69,000,000		NGN	451,907

Poland 2.0%
Government of Poland,
5.00%, 10/24/13	200,000	PLN		64,134
[j] FRN, 2.71%, 1/25/17	571,000	PLN		182,153
[j] FRN, 2.71%, 1/25/21	579,000	PLN		181,562
Strip, 7/25/15	1,100,000	PLN		333,695
Strip, 1/25/16	460,000	PLN		136,869
				898,413

Romania 0.2%
[c]Government of Romania, senior note, Reg S, 5.25%,
6/17/16	55,000		EUR	79,779

Serbia 2.5%
[b]Government of Serbia, senior note, 144A, 7.25%,
9/28/21	200,000			208,959
Serbia Treasury Bill, Strip, 12/12/13	2,300,000		RSD	26,660
Serbia Treasury Note, 10.00%,
4/27/15	19,780,000	RSD		230,085
9/14/15	16,700,000	RSD		192,659
10/18/15	5,500,000	RSD		63,298
2/21/16	39,000,000	RSD		444,372
11/08/17	510,000	RSD		5,542
				1,171,575

Semiannual Report | 23

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Emerging Markets Balanced Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)
South Korea 1.5%
Korea Monetary Stabilization Bond, senior note,
2.74%, 2/02/15	357,000,000 KRW	$331,786
Korea Treasury Bond, senior bond, 3.00%,
12/10/13	370,000,000 KRW	344,043
		675,829

Sri Lanka 2.0%
Government of Sri Lanka,
[b]144A, 5.875%, 7/25/22	200,000	185,000
A, 7.00%, 3/01/14	13,000,000 LKR	97,113
A, 11.00%, 8/01/15	2,600,000 LKR	19,714
A, 5.80%, 1/15/17	8,300,000 LKR	54,068
A, 9.00%, 5/01/21	20,610,000 LKR	134,465
B, 11.00%, 9/01/15	1,500,000 LKR	11,339
B, 8.00%, 6/01/16	25,100,000 LKR	177,616
B, 5.80%, 7/15/17	2,900,000 LKR	18,349
C, 8.50%, 4/01/18	5,300,000 LKR	35,960
D, 8.50%, 6/01/18	3,780,000 LKR	25,919
[b]senior note, 144A, 6.25%, 10/04/20	165,000	160,875
		920,418

Ukraine 2.3%
[b]Financing of Infrastructure Projects State
Enterprise, senior note, 144A, 9.00%,
12/07/17	490,000	409,456
[b] Government of Ukraine,
144A, 9.25%, 7/24/17	210,000	194,250
144A, 7.75%, 9/23/20	360,000	308,329
senior bond, 144A, 7.80%, 11/28/22	200,000	167,495
		1,079,530

Uruguay 2.5%
[k]Government of Uruguay, senior note, Index Linked,
4.375%, 12/15/28	6,708,343 UYU	331,555
Uruguay Notas del Tesoro,
9.00%, 1/27/14	324,000 UYU	14,588
9.75%, 6/14/14	3,240,000 UYU	145,088
10.50%, 3/21/15	240,000 UYU	10,593
10.25%, 8/22/15	3,107,000 UYU	135,275
9.50%, 1/27/16	6,124,000 UYU	259,890
[k] Index Linked, 2.25%, 8/23/17	1,791,714 UYU	77,438
[k] Index Linked, 2.50%, 9/27/22	53,484 UYU	2,186
[k] Index Linked, 4.00%, 5/25/25	50,810 UYU	2,385

24 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

	Templeton Emerging Markets Balanced Fund	Principal Amount*	Value
	Foreign Government and Agency Securities (continued)
	Uruguay (continued)
	Uruguay Treasury Bill, Strip,
	12/18/14	250,000 UYU	$9,741
	3/26/15	770,000 UYU	28,873
	5/14/15	2,727,000 UYU	100,491
	7/02/15	447,000 UYU	16,362
	8/20/15	841,000 UYU	30,336
			1,164,801

	Vietnam 0.3%
	[b]Government of Vietnam, 144A, 6.75%, 1/29/20	150,000	160,500

	Total Foreign Government and Agency
	Securities (Cost $10,582,333)		10,119,154

	Total Investments before Short Term
	Investments (Cost $44,020,443)		42,143,159

	Short Term Investments 7.7%
	Foreign Government and Agency Securities 4.2%
	Hungary 0.5%
	Government of Hungary, E, 7.50%, 10/24/13	7,390,000 HUF	33,686
	[l]Hungary Treasury Bills, 1/08/14 - 3/05/14	48,780,000 HUF	218,855
			252,541

	Malaysia 0.6%
	[l]Bank of Negara Monetary Notes,
	10/08/13 - 8/21/14	855,000 MYR	258,114

	Nigeria 2.1%
	[l]Nigeria Treasury Bills, 10/24/13 - 9/04/14	168,100,000 NGN	980,017

	Philippines 0.8%
	[l]Philippine Treasury Bills, 12/04/13 - 9/03/14	16,070,000 PHP	367,956

	Uruguay 0.2%
	[l]Uruguay Treasury Bills, 10/02/13 - 8/29/14	2,083,000 UYU	91,113

	Total Foreign Government and Agency
	Securities (Cost $1,969,339)		1,949,741

	Total Investments before Money Market
Funds	(Cost $45,989,782)		44,092,900

		Shares
	Money Market Funds (Cost $1,598,362) 3.5%
	United States 3.5%
	[a,m]Institutional Fiduciary Trust Money Market
	Portfolio	1,598,362	1,598,362

Semiannual Report | 25

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30,
2013, the aggregate value of these securities was $5,138,996, representing 11.16% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2013, the aggregate value of these securities was
$2,340,911, representing 5.09% of net assets.
dAt September 30, 2013, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
eSee Note 8 regarding defaulted securities.
fSee Note 1(d) regarding loan participation notes.
gPrincipal amount is stated in 1,000 Brazilian Real Units.
hRedemption price at maturity is adjusted for inflation. See Note 1(f).
iPrincipal amount is stated in 100 Mexican Peso Units.
jThe coupon rate shown represents the rate at period end.
kPrincipal amount of security is adjusted for inflation. See Note 1(f).
lThe security is traded on a discount basis with no stated coupon rate.
mSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At September 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

		Forward Exchange Contracts

							Settlement	Unrealized	Unrealized
		Currency	Counterparty Type		Quantity	Contract Amount	Date	Appreciation Depreciation
		Ghana Cedi	BZWS	Buy	16,272	$7,346	10/07/13	$90	$—
		Euro	DBAB	Sell	623,000	808,903	10/15/13	—	(33,893)
		Chilean Peso	DBAB	Buy	136,162,000	274,133	10/16/13	—	(5,057)
		Euro	DBAB	Sell	42,000	54,940	10/18/13	—	(1,878)
		Euro	DBAB	Sell	4,000	5,146	11/08/13	—	(265)
		Chilean Peso	DBAB	Buy	87,993,000	180,000	11/18/13	—	(6,952)
		Indian Rupee	JPHQ	Buy	12,595,000	200,352	11/18/13	—	(3,288)
		Brazilian Real	HSBK	Buy	300,000	120,180	11/26/13	13,306	—
		South Korean Won	JPHQ	Buy	145,000,000	127,742	11/29/13	6,455	—
		Euro	DBAB	Sell	137,000	179,840	12/10/13	—	(5,522)
		Malaysian Ringgit	JPHQ	Buy	341,000	106,686	1/02/14	—	(2,669)
		Philippine Peso	JPHQ	Buy	747,000	17,244	1/02/14	—	(10)
		Euro	DBAB	Sell	41,018	53,906	1/07/14	—	(1,596)
		Euro	DBAB	Sell	339,000	452,938	2/21/14	—	(5,835)
		Malaysian Ringgit	HSBK	Buy	125,000	39,592	2/28/14	—	(1,591)
		Uraguayan Peso	CITI	Buy	580,000	28,155	3/06/14	—	(2,797)
		Ghana Cedi	BZWS	Buy	60,000	25,478	3/10/14	—	(3)

26	|	Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

Forward Exchange Contracts (continued)

					Settlement	Unrealized	Unrealized
Currency	Counterparty Type		Quantity	Contract Amount	Date	Appreciation Depreciation
Euro	DBAB	Sell	66,600	$86,427	3/18/14	$—	$(3,711)
Euro	JPHQ	Sell	20,000	26,205	3/19/14	—	(864)
Euro	JPHQ	Sell	33,000	42,900	3/20/14	—	(1,764)
Euro	JPHQ	Sell	33,000	42,703	3/21/14	—	(1,960)
Euro	JPHQ	Sell	33,000	42,863	3/24/14	—	(1,801)
Euro	JPHQ	Sell	27,000	34,954	3/25/14	—	(1,589)
Euro	JPHQ	Sell	130,000	170,383	4/22/14	—	(5,586)
Euro	DBAB	Sell	121,000	158,462	4/22/14	—	(5,325)
Euro	BZWS	Sell	136,000	177,014	5/16/14	—	(7,095)
South Korean Won	JPHQ	Buy	145,000,000	127,215	5/28/14	5,817	—
Euro	DBAB	Sell	123,000	162,235	6/06/14	—	(4,289)
Philippine Peso	DBAB	Buy	12,994,800	300,000	6/30/14	—	(758)
Philippine Peso	JPHQ	Buy	1,863,000	43,006	7/01/14	—	(105)
Malaysian Ringgit	JPHQ	Buy	110,000	34,105	7/02/14	—	(879)
Malaysian Ringgit	DBAB	Buy	25,770	7,999	7/03/14	—	(216)
Malaysian Ringgit	DBAB	Buy	238,900	74,052	7/07/14	—	(1,907)
Euro	DBAB	Sell	31,000	41,187	8/01/14	—	(793)
Euro	DBAB	Sell	16,000	21,334	8/11/14	—	(334)
Mexican Peso	CITI	Buy	14,461,572	1,092,305	8/20/14	—	(16,646)
Malaysian Ringgit	HSBK	Buy	550,000	163,302	8/26/14	2,431	—
Euro	DBAB	Sell	120,000	160,248	8/29/14	—	(2,274)
Malaysian Ringgit	HSBK	Buy	125,000	36,707	8/29/14	954	—
Unrealized appreciation (depreciation)						29,053	(129,252)
Net unrealized appreciation (depreciation)							$(100,199)
See Abbreviations on page 45.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

Templeton Global Investment Trust

Financial Statements

Statement of Assets and Liabilities
September 30, 2013 (unaudited)

Templeton
Emerging Markets
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$45,989,782
Cost - Sweep Money Fund (Note 7)	1,598,362
Total cost of investments	$47,588,144
Value - Unaffiliated issuers	$44,092,900
Value - Sweep Money Fund (Note 7)	1,598,362
Total value of investments	45,691,262
Foreign currency, at value (cost $120,172)	120,035
Receivables:
Capital shares sold	78,093
Dividends and interest.	345,856
Unrealized appreciation on forward exchange contracts	29,053
Other assets	24,722
Total assets	46,289,021
Liabilities:
Payables:
Capital shares redeemed	24,922
Management fees	10,972
Distribution fees	26,952
Professional fees.	24,893
Funds advanced by custodian	8,875
Unrealized depreciation on forward exchange contracts	129,252
Deferred tax	12,524
Accrued expenses and other liabilities	22,343
Total liabilities	260,733
Net assets, at value.	$46,028,288
Net assets consist of:
Paid-in capital	$47,385,471
Undistributed net investment income	832,884
Net unrealized appreciation (depreciation)	(2,012,025)
Accumulated net realized gain (loss)	(178,042)
Net assets, at value.	$46,028,288

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
September 30, 2013 (unaudited)
Templeton
Emerging Markets
Balanced Fund
Class A:
Net assets, at value	$28,611,988
Shares outstanding	2,729,324
Net asset value per share[a]	$10.48
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.12
Class C:
Net assets, at value	$3,969,635
Shares outstanding	381,416
Net asset value and maximum offering price per share[a]	$10.41
Class R:
Net assets, at value	$42,141
Shares outstanding	4,026
Net asset value and maximum offering price per share	$10.47
Advisor Class:
Net assets, at value	$13,404,524
Shares outstanding	1,276,036
Net asset value and maximum offering price per share	$10.50

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Operations
for the six months ended September 30, 2013 (unaudited)

Templeton
Emerging Markets
Balanced Fund
Investment income:
Dividends (net of foreign taxes of $92,833)	$784,280
Interest (net of foreign taxes of $2,504)	602,860
Total investment income	1,387,140
Expenses:
Management fees (Note 3a)	260,507
Administrative fees (Note 3b)	7,796
Distribution fees: (Note 3c)
Class A	43,746
Class C	18,144
Class R	132
Transfer agent fees: (Note 3e)
Class A	15,481
Class C	1,978
Class R	28
Advisor Class	7,481
Custodian fees	14,334
Reports to shareholders	12,652
Registration and filing fees	26,944
Professional fees.	24,601
Other	4,568
Total expenses	438,392
Expenses waived/paid by affiliates (Note 3f)	(87,253)
Net expenses	351,139
Net investment income	1,036,001
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(102,875)
Foreign currency transactions.	(71,043)
Net realized gain (loss)	(173,918)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,336,939)
Translation of other assets and liabilities denominated in foreign currencies	(145,652)
Change in deferred taxes on unrealized appreciation	(10,167)
Net change in unrealized appreciation (depreciation)	(4,492,758)
Net realized and unrealized gain (loss)	(4,666,676)
Net increase (decrease) in net assets resulting from operations	$(3,630,675)

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Balanced Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton Emerging Markets Balanced Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary

34 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At September 30, 2013, the Fund had OTC derivatives in a net liability position of $115,299.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 10 regarding other derivative information.

Semiannual Report | 35

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender, and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the

36 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Security Transactions, Investment Income, Expenses and Distributions (continued)

ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 37

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2013, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	982,756	$10,549,977	1,230,287	$14,175,535
Shares issued in reinvestment of
distributions	9,322	97,511	19,349	218,138
Shares redeemed	(595,989)	(6,248,639)	(193,793)	(2,197,379)
Net increase (decrease)	396,089	$4,398,849	1,055,843	$12,196,294
Class C Shares:
Shares sold	146,288	$1,559,243	249,351	$2,832,022
Shares issued in reinvestment of
distributions	1,291	13,427	3,718	41,602
Shares redeemed	(53,742)	(567,474)	(12,013)	(135,345)
Net increase (decrease)	93,837	$1,005,196	241,056	$2,738,279
Class R Shares:
Shares sold	1,545	$16,680	3,321	$38,703
Shares issued in reinvestment of
distributions	24	253	32	366
Shares redeemed	(2,429)	(24,911)	(193)	(2,217)
Net increase (decrease)	(860)	$(7,978)	3,160	$36,852
Advisor Class Shares:
Shares sold	271,220	$2,847,955	525,419	$6,163,064
Shares issued in reinvestment of
distributions	1,044	10,929	4,075	45,789
Shares redeemed	(518,360)	(5,568,113)	(55,149)	(614,375)
Net increase (decrease)	(246,096)	$(2,709,229)	474,345	$5,594,478

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

38 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.150%	Up to and including $1 billion
1.100%	Over $1 billion, up to and including $5 billion
1.050%	Over $5 billion, up to and including $10 billion
1.000%	Over $10 billion, up to and including $15 billion
0.950%	Over $15 billion, up to and including $20 billion
0.900%	In excess of $20 billion

Effective May 1, 2013, the Fund combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to May 1, 2013, the Fund paid fees to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.950%	Up to and including $1 billion
0.900%	Over $1 billion, up to and including $5 billion
0.850%	Over $5 billion, up to and including $10 billion
0.800%	Over $10 billion, up to and including $15 billion
0.750%	Over $15 billion, up to and including $20 billion
0.700%	In excess of $20 billion

Under a subadvisory agreement, Advisers, an affiliate of TAML, provides subadvisory services to the Fund. The subadvisory fee is paid by TAML based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Effective May 1, 2013, under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Prior to May 1, 2013, the Fund paid administrative fees to FT Services of 0.20% per year of the average daily net assets of the Fund.

Semiannual Report | 39

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$34,191
CDSC retained	$464

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended September 30, 2013, the Fund paid transfer agent fees of $24,968, of which $15,581 was retained by Investor Services.

40 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 1.23%, (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2014.

g. Other Affiliated Transactions

At September 30, 2013, Advisers owned 34.59% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2013, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates. At March 31, 2013, the Fund had long-term capital loss carryforwards of $4,125.

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$47,744,129
Unrealized appreciation	$3,325,369
Unrealized depreciation	(5,378,236)
Net unrealized appreciation (depreciation)	$(2,052,867)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, corporate actions, and offering costs.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2013, aggregated $9,849,396 and $4,814,034, respectively.

Semiannual Report | 41

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At September 30, 2013, the Fund had 19.69% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September 30, 2013, the value of this security was $29,150, representing 0.06% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At September 30, 2013, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Forward exchange
contracts	Unrealized appreciation on		Unrealized depreciation
	forward exchange contracts	$29,053	on forward exchange contracts	$129,052

42 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended September 30, 2013, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Appreciation
Derivative Contracts		Realized Gain	(Depreciation)
Not Accounted for as	Statement of	(Loss) for the	for the
Hedging Instruments	Operations Locations	Period	Period
Foreign exchange
contracts	Net realized gain (loss) from foreign currency transactions/
Net change in unrealized appreciation (depreciation) on
translation of other assets and liabilities denominated in
	foreign currencies	$—	$(143,408)

For the period ended September 30, 2013, the average month end market value of derivatives represented 0.23% of average month end net assets. The average month end number of open derivative contracts for the period was 37.

See Note 1(c) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended September 30, 2013, the Fund did not use the Global Credit Facility.

Semiannual Report | 43

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Oil, Gas & Consumable Fuels	$6,621,026	$1,362,413	$—	$7,983,439
All Other Equity Investments[b]	22,296,238	—	—	22,296,238
Corporate Bonds	—	1,744,328	—	1,744,328
Foreign Government and Agency
Securities	—	10,119,154	—	10,119,154
Short Term Investments	1,598,362	1,949,741	—	3,548,103
Total Investments in
Securities	$30,515,626	$15,175,636	$—	$45,691,262

Forward Exchange Contracts	$—	$29,053	$—	$29,053
Liabilities:
Forward Exchange Contracts	—	129,252	—	129,252

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

44 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty		Currency		Selected Portfolio

BZWS -	Barclays Bank PLC	BRL	- Brazilian Real	ADR	- American Depositary Receipt
CITI -	Citibank N.A.	EUR	- Euro	FRN	- Floating Rate Note
DBAB -	Deutsche Bank AG	GHS	- Ghanaian Cedi	GDR	- Global Depositary Receipt
HSBK -	HSBC Bank PLC	HUF	-HungarianForint
JPHQ -	JP Morgan Chase Bank, N.A.	IDR	-IndonesianRupiah
		KRW	- South Korean Won
		LKR	- Sri Lankan Rupee
		MXN	- Mexican Peso
		MYR	- Malaysian Ringgit
		NGN	- Nigerian Naira
		PHP	- Philippine Peso
		PLN	- Polish Zloty
		RSD	- Serbian Dinar
		UYU	- Uruguayan Peso

Semiannual Report | 45

Templeton Global Investment Trust

Shareholder Information

Templeton Emerging Markets Balanced Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

46 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

# Templeton Emerging Markets Balanced Fund

**Investment Manager**
Templeton Asset Management Ltd.

**Subadvisor**
Franklin Advisers, Inc.

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

080 S 11/13

SEPTEMBER 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
at franklintempleton.com/edelivery

INTERNATIONAL

# Templeton BRIC Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton BRIC Fund

Your Fund’s Goal and Main Investments: Templeton BRIC Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of BRIC companies — those companies that are organized under the laws of, have a principal office in, or whose principal trading market is in Brazil, Russia, India or China (including the People’s Republic of China, Hong Kong and Taiwan); or derive 50% or more of their total revenue or profit from, or have 50% or more of their assets in, BRIC countries.

This semiannual report for Templeton BRIC Fund covers the period ended September 30, 2013.

Economic and Market Overview

The global economy grew modestly during the six months under review amid a generally accommodative monetary environment. China’s and Brazil’s economies improved, while Russia’s and India’s economic growth rates continued to slow. Despite the recent slowdown, BRIC and many emerging market economies continued to grow faster than many of their developed market

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 18.

Semiannual Report | 3

counterparts. However, emerging market stock performance during the period appeared to be driven less by economic growth and corporate fundamentals and more by the fiscal and monetary policies in major economies.

BRIC and other emerging markets experienced a May–June steep sell-off in stocks, bonds and currencies, caused largely by investor anxiety that the U.S. Federal Reserve Board (Fed) might taper its asset purchase program in September and that the People’s Bank of China (PBOC) might not take steps to stabilize the country’s interbank market. However, investor sentiment improved in late June, and BRIC and emerging market stock prices rebounded from period lows after the PBOC calmed China’s interbank market and the Fed reassured investors it would continue its accommodative monetary policy. Financial markets grew volatile again in August, however, amid concerns about a possible U.S. military intervention in Syria and the Fed’s potential plan to wind down its asset purchase program. Near period-end, volatility subsided as tension surrounding Syria was defused and as the Fed announced it would delay tapering its asset purchase program. The global stock rally was soon dampened, however, by investor concerns about the U.S. budget impasse and its potential impact on global economic growth. For the six months ended September 30, 2013, BRIC stocks, as measured by the MSCI BRIC Index, had a -1.95% total return.1

China was the strongest BRIC performer, with the MSCI China Index generating a +4.91% total return for the six-month period as the economy improved in the third quarter, resulting largely from growth in fixed-asset investment, industrial production, manufacturing and retail sales.1 Gross domestic product (GDP) grew 7.8% year-over-year in the third quarter, compared to 7.5% in the second quarter.2 Through the first three quarters of 2013, the GDP growth rate was 7.7%, remaining above the government’s threshold of 7.5% annual growth rate.2 The September inflation rate rose to a seven-month high of 3.1% year-over-year, largely because of high food prices but remained below the official 3.5% target for 2013.2 The PBOC left its benchmark interest rate unchanged at 6.0%.

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: The website of the National Bureau of the People’s Republic of China (www.stats.gov.cn).

4 | Semiannual Report

Russia also performed well, as measured by the MSCI Russia Index’s +4.30% total return for the six months under review.1 After the country’s GDP growth rate slowed to a multi-year low of 1.2% year-over-year in the second quarter, the government approved a stimulus plan aimed at infrastructure investment and small-business lending programs.3 GDP growth for the third quarter matched the second quarter’s 1.2% rate, resulting largely from weaker domestic demand and lack of business investment.3 The annualized inflation rate reached a 21-month high of 7.4% in May but ended the period at 6.1%, closer to the Central Bank of Russia’s (CBR’s) 2013 inflation target range of 5% to 6%.3 In September, the CBR restructured its monetary policy instruments in an effort to improve its influence on market interest rates. The key feature of the restructuring was the CBR’s introduction of a new key rate for providing and absorbing liquidity, a one-week unified interest rate initially set at 5.5%. The CBR declared it would use the new key rate as the main indicator of its monetary policy stance, with the refinancing rate, which remained at 8.25%, playing a minor role until the CBR makes it equal to the key rate on January 1, 2016.

In contrast, Brazil’s poor stock performance in the second quarter, resulting in part from a weaker local currency, more than offset the strong performance in the third quarter. For the six-month period, the MSCI Brazil Index had a -10.22% total return.1 Brazil’s GDP growth rate accelerated to 3.3% year-over-year in the second quarter from 1.9% in the first quarter, supported by the government’s stimulus measures and investment and agriculture growth.4 Retail sales growth strengthened near period-end as domestic demand gained momentum. During the period, the central bank raised its benchmark interest rate 175 basis points (bps) from 7.25% to 9.0% in an effort to curb inflationary pressures. The central bank also announced a $60 billion plan to support the Brazilian real, which declined to its weakest level against the U.S. dollar since the 2008–2009 global financial crisis. The central bank’s action, along with the Fed’s postponement of its asset-purchase tapering, helped the Brazilian real strengthen near period-end.

3. Source: Federal State Statistics Service, Russia.
4. Source: Brazilian Institute of Geography and Statistics (IBGE).

Semiannual Report | 5

Indian stocks, as measured by the MSCI India Index, had a -10.56% total return for the six-month reporting period as investors worried about the country’s slowing economic growth.1 India’s GDP grew 4.4% year-over-year in the second quarter, the slowest pace in more than four years, resulting largely from declines in mining and manufacturing growth.5 However, the agriculture and services sectors supported economic growth. The Reserve Bank of India (RBI) lowered its benchmark interest rate early in the period in an effort to stimulate economic growth. However, in September the RBI surprised markets by raising its benchmark interest rate 25 bps from 7.25% to 7.50% in an effort to curb inflationary pressures and the devaluation of the rupee, which in August fell to its lowest level against the U.S. dollar since the 2008–2009 global financial crisis. The RBI’s action, along with the Fed’s postponement of its asset-purchase tapering, helped the rupee strengthen near period-end.

We believe emerging market countries, which have generally strong economic fundamentals, could continue to benefit from the high liquidity provided by major central banks, including the Fed and the Bank of Japan, as investors seek higher yielding assets in a low interest rate environment. Greater cooperation among major emerging market countries, such as Brazil, Russia, India, China and South Africa (BRICS) could support economic growth and financial markets. In August, the BRICS countries agreed on a capital structure for a proposed development bank aimed at supporting emerging market countries’ financing needs for infrastructure projects. Most recently, the BRICS countries agreed to establish a joint $100 billion currency reserve to protect their economies from global financial market volatility and currency shocks.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

5. Source: India Central Statistical Organization.

6 | Semiannual Report

Performance Overview

Templeton BRIC Fund – Class A had a -5.14% cumulative total return for the six months ended September 30, 2013. In comparison, the MSCI BRIC Index had a -1.95% total return for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 11.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included China’s Tencent Holdings, one of the world’s largest and most widely used Internet service portals; China Mobile, the world’s largest mobile telephone service operator; and Mindtree, an Indian information technology (IT) consulting services company.

Tencent Holdings, which benefited from the general strength of Chinese Internet stocks as mobile services demand grew, was a strong contributor to Fund performance. The company launched its instant messaging (IM) service, QQ, in 1999 and grew rapidly into a provider of mass media, entertainment, and Internet and mobile phone value-added services in China and internationally. Some of its most popular services include social networks, web portals, e-commerce and multiplayer online games. It has an expansive user base, with QQ IM alone having more than 800 million monthly active users. Its mobile chat services, Weixin and WeChat, which have more than 200 million monthly active users, have helped bolster its continued expansion into smartphone services, including online shopping, and international markets. Chinese-language Internet usage has been growing very rapidly, and Tencent, as China’s biggest Internet company, appeared well positioned to benefit from the increasing demand for social media and online entertainment.

China Mobile provides mobile voice and multimedia services to more than 740 million subscribers through its nationwide mobile telecommunications network. China’s rapidly rising per-capita GDP has led to higher demand for mobile phone services. As companies like China Mobile continue to introduce increasingly sophisticated technologies such as Long Term Evolution, spending on such services could enjoy strong growth for years to come.

Semiannual Report | 7

Top 10 Equity Holdings
9/30/13

Company	% of Total
Sector/Industry, Country	Net Assets
China Mobile Ltd.	5.9%
Wireless Telecommunication
Services, China
Tencent Holdings Ltd.	5.6%
Internet Software & Services, China
Infosys Ltd.	5.5%
IT Services, India
Vale SA, ADR, pfd., A	5.4%
Metals & Mining, Brazil
Banco Itau (Itausa - Investimentos
Itau SA), pfd.	4.8%
Commercial Banks, Brazil
Sberbank of Russia	4.2%
Commercial Banks, Russia
LUKOIL Holdings, ADR	4.2%
Oil, Gas & Consumable Fuels, Russia
Reliance Industries Ltd.	4.1%
Oil, Gas & Consumable Fuels, India
Luk Fook Holdings (International) Ltd.	3.7%
Specialty Retail, Hong Kong
AmBev (Companhia de Bebidas
das Americas)	3.0%
Beverages, Brazil

Mindtree is a beneficiary of the growing outsourcing trend by American and European corporations to Indian IT consulting services firms. Co-headquartered in Warren, New Jersey, and Bangalore, India, Mindtree has three development centers in India and 15 offices in Asia, Europe and the U.S. It employs more than 12,000 engineers and provides consulting services to more than 40 Fortune 500 companies.

In contrast, key detractors from the Fund’s absolute performance included Federal Bank, an Indian commercial bank, and Brazil’s two largest private-sector banks, Banco Itau (Itausa – Investimentos Itau) and Banco Bradesco.

Federal Bank conducts about half of its business in the southwestern state of Kerala, a region with significant ties to non-resident Indians (NRIs) living and working in the Middle East. Unlike most emerging market companies, the bank has no controlling shareholder and has no shareholder who owns more than 5% of the outstanding shares. The chairman is appointed by the board of directors and approved by the Reserve Bank of India (RBI). Federal Bank has sought to expand its footprint through the acquisition of smaller banks, with a focus on consumer lending, NRIs, and small and medium enterprises. Its recent share price weakness resulted largely from the negative effects of India’s economic challenges. Slower GDP growth and high inflation, combined with the RBI’s interest rate increases, led investors to avoid the banking sector as they feared an increase in non-performing loans. India’s budget deficit has also raised concerns about the potential impact of the Fed’s tapering of its asset purchase program on the Indian economy. Although the bank’s shares rallied in September as the Fed delayed tapering its asset purchases, they still under-performed for the six-month period.

Banco Itau and Banco Bradesco have maintained their profitability in the past three years, but concerns about Brazil’s struggles, including slower GDP growth, weakening currency and high inflation, led investors to be less confident in the country’s banking system. The government’s decision to direct state-controlled banks to increase lending activity in an effort to boost growth has pressured many banks’ profit margins. Further hurting sentiment was the potential downgrade of Brazil’s sovereign debt rating as independent credit

8 | Semiannual Report

rating agency Standard & Poor’s lowered its outlook to negative from stable. In our longer term view, both banks are solid routes to gain access to Brazil’s growing demand for consumer and corporate banking services.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2013, the U.S. dollar rose in value relative to most currencies in which the Fund’s investments were traded. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

During the six-month period, our continued search for investments we considered to be attractively valued led us to initiate exposure to biotechnology, food products, personal products and multiline retail companies. Key purchases included new positions in Hypermarcas, one of Brazil’s largest and most diversified consumer goods and pharmaceutical companies; Biocon, India’s leading biotechnology company focused on manufacturing biopharmaceutical products and providing research services; and Tingyi (via China P Chip shares), China’s largest instant noodles and beverage manufacturer.6

Conversely, we conducted some sales as we sought to take advantage of opportunities we considered to be more attractively valued within our investment universe. As a result, we trimmed the Fund’s holdings in oil, gas and consumable fuels; commercial banking; and chemicals companies. Key sales included reduction of the Fund’s positions in Russia’s Gazprom, the world’s largest natural gas company by reserves and production; CNOOC, a major Chinese oil and gas company; and China Merchants Bank, one of China’s largest commercial banks.

6. China “P Chip” denotes shares of Hong Kong Stock Exchange-listed companies incorporated outside of China with a majority of businesses in China.

Semiannual Report | 9

Thank you for your continued participation in Templeton BRIC Fund.

We look forward to serving your future investment needs.

Portfolio Management Team
Templeton BRIC Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Performance Summary as of 9/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price Information
Class A (Symbol: TABRX)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	-$	0.58	$10.70	$11.28
Class C (Symbol: TPBRX)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	-$	0.61	$10.49	$11.10
Advisor Class (Symbol: TZBRX)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	-$	0.57	$10.68	$11.25

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A	6-Month	1-Year		5-Year		Inception (6/1/06)
Cumulative Total Return[2]	-5.14%	-5.59%		-0.10%	+	15.67%
Average Annual Total Return[3]	-10.61%	-10.98%		-1.19%	+	1.19%
Value of $10,000 Investment[4]	$8,939	$8,902		$9,418		$10,902
Total Annual Operating Expenses[5]		2.08%
Class C	6-Month	1-Year		5-Year		Inception (6/1/06)
Cumulative Total Return[2]	-5.50%	-6.26%		-3.56%	+	10.00%
Average Annual Total Return[3]	-6.44%	-7.19%		-0.72%	+	1.31%
Value of $10,000 Investment[4]	$9,356	$9,281		$9,644		$11,000
Total Annual Operating Expenses[5]		2.79%
Advisor Class[6]	6-Month	1-Year		5-Year		Inception (6/1/06)
Cumulative Total Return[2]	-5.07%	-5.37%	+	1.20%	+	17.38%
Average Annual Total Return[3]	-5.07%	-5.37%	+	0.24%	+	2.21%
Value of $10,000 Investment[4]	$9,493	$9,463		$10,120		$11,738
Total Annual Operating Expenses[5]		1.79%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in BRIC companies, which are located in, or operate in, emerging market countries, involve heightened risks related to the same factors, in addition to those associated with these companies’ smaller size, lesser liquidity and the lack of established legal, political, business and social frameworks to support securities markets in the countries in which they operate. The Fund is a nondiversified fund. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares. All investments in emerging markets should be considered long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 4/1/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 8/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quota-
tions for this class reflect the following methods of calculation: (a) For periods prior to 8/1/08, a restated figure is used based upon the Fund’s
Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees;
and (b) for periods after 8/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since
8/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -24.49% and -5.29%.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 4/1/13	Value 9/30/13	Period* 4/1/13–9/30/13
Actual	$1,000	$948.60	$9.72
Hypothetical (5% return before expenses)	$1,000	$1,015.09	$10.05
Class C
Actual	$1,000	$945.00	$13.26
Hypothetical (5% return before expenses)	$1,000	$1,011.43	$13.72
Advisor Class
Actual	$1,000	$949.30	$8.40
Hypothetical (5% return before expenses)	$1,000	$1,016.44	$8.69

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.99%, C: 2.72%; and Advisor: 1.72%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

14 | Semiannual Report

Templeton Global Investment Trust

Financial Highlights

Templeton BRIC Fund
	Six Months Ended
	September 30, 2013		Year Ended March 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.28	$12.21	$15.44	$13.77	$7.17	$15.40
Income from investment operations[a]:
Net investment income[b]	0.25	0.12	0.14	0.02	0.01	0.09
Net realized and unrealized gains (losses)	(0.83)	(0.99)	(3.22)	1.68	6.63	(8.18)
Total from investment operations	(0.58)	(0.87)	(3.08)	1.70	6.64	(8.09)
Less distributions from net investment
income	—	(0.06)	(0.15)	(0.03)	(0.04)	(0.14)
Net asset value, end of period	$10.70	$11.28	$12.21	$15.44	$13.77	$7.17

Total return[c]	(5.14)%	(7.15)%	(19.93)%	12.47%	92.67%	(52.57)%

Ratios to average net assets[d]
Expenses before waiver and payments
by affiliates	2.10%	2.06%	2.02%	2.11%	2.15%[e]	2.17%[e]
Expenses net of waiver and payments
by affiliates	1.99%	2.06%	2.02%	2.11%	2.15%[e]	2.17%[e]
Net investment income	4.70%	1.02%	1.05%	0.17%	0.04%	0.72%

Supplemental data
Net assets, end of period (000’s)	$218,124	$270,172	$398,712	$595,870	$587,393	$238,253
Portfolio turnover rate	11.05%	29.92%	18.48%	18.74%	21.71%	47.31%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton BRIC Fund
	Six Months Ended
	September 30, 2013		Year Ended March 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.10	$12.04	$15.20	$13.62	$7.14	$15.28
Income from investment operations[a]:
Net investment income (loss)[b]	0.21	0.03	0.05	(0.07)	(0.08)	0.01
Net realized and unrealized gains (losses)	(0.82)	(0.97)	(3.16)	1.65	6.59	(8.08)
Total from investment operations	(0.61)	(0.94)	(3.11)	1.58	6.51	(8.07)
Less distributions from net investment
income	—	—	(0.05)	—	(0.03)	(0.07)
Net asset value, end of period	$10.49	$11.10	$12.04	$15.20	$13.62	$7.14

Total return[c]	(5.50)%	(7.81)%	(20.46)%	11.60%	91.24%	(52.81)%

Ratios to average net assets[d]
Expenses before waiver and payments
by affiliates	2.83%	2.77%	2.72%	2.81%	2.85%[e]	2.82%[e]
Expenses net of waiver and payments
by affiliates	2.72%	2.77%	2.72%	2.81%	2.85%[e]	2.82%[e]
Net investment income (loss)	3.97%	0.31%	0.35%	(0.53)%	(0.66)%	0.07%

Supplemental data
Net assets, end of period (000’s)	$72,109	$89,887	$127,570	$195,492	$192,625	$76,522
Portfolio turnover rate	11.05%	29.92%	18.48%	18.74%	21.71%	47.31%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton BRIC Fund
	Six Months Ended
	September 30, 2013		Year Ended March 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.25	$12.18	$15.42	$13.77	$7.15	$15.01
Income from investment operations[b]:
Net investment income (loss)[c]	0.26	0.15	0.15	0.03	(0.05)	0.05
Net realized and unrealized gains (losses)	(0.83)	(0.98)	(3.19)	1.72	6.72	(7.74)
Total from investment operations	(0.57)	(0.83)	(3.04)	1.75	6.67	(7.69)
Less distributions from net investment
income	—	(0.10)	(0.20)	(0.10)	(0.05)	(0.17)
Net asset value, end of period	$10.68	$11.25	$12.18	$15.42	$13.77	$7.15

Total return[d]	(5.07)%	(6.86)%	(19.66)%	12.67%	93.41%	(51.22)%

Ratios to average net assets[e]
Expenses before waiver and payments
by affiliates	1.83%	1.77%	1.72%	1.81%	1.85%[f]	1.88%[f]
Expenses net of waiver and payments
by affiliates	1.72%	1.77%	1.72%	1.81%	1.85%[f]	1.88%[f]
Net investment income	4.97%	1.31%	1.35%	0.47%	0.34%	1.01%

Supplemental data
Net assets, end of period (000’s)	$10,868	$13,549	$23,410	$28,617	$15,920	$1,446
Portfolio turnover rate	11.05%	29.92%	18.48%	18.74%	21.71%	47.31%

aFor the period August 1, 2008 (effective date) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited)

Templeton BRIC Fund	Industry	Shares	Value
Common Stocks 84.9%
Brazil 7.4%
AES Tiete SA	Independent Power Producers & Energy Traders	243,600	$2,181,443
Cia Hering	Specialty Retail	70,700	1,072,415
Companhia de Bebidas das Americas (AmBev)	Beverages	237,006	9,049,563
Hypermarcas SA	Personal Products	335,339	2,703,579
Itau Unibanco Holding SA, ADR	Commercial Banks	449,767	6,350,710
Lojas Americanas SA	Multiline Retail	136,200	882,513
			22,240,223

China 31.2%
Beijing Capital Land Ltd., H	Real Estate Management & Development	15,366,400	5,468,223
China International Marine Containers
(Group) Co. Ltd.	Machinery	961,300	1,752,562
China Merchants Bank Co. Ltd., H	Commercial Banks	3,043,033	5,539,957
China Mobile Ltd.	Wireless Telecommunication Services	1,576,859	17,637,107
China Overseas Land & Investment Ltd.	Real Estate Management & Development	470,000	1,387,709
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	7,144,800	5,591,699
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	660,000	2,012,519
CNOOC Ltd.	Oil, Gas & Consumable Fuels	3,708,000	7,544,175
COSCO Pacific Ltd.	Transportation Infrastructure	674,000	1,037,598
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,369,872	2,739,744
[a,b]Integrated Waste Solutions Group Holdings Ltd.	Commercial Services & Supplies	7,402,000	129,794
Lianhua Supermarket Holdings Ltd.	Food & Staples Retailing	2,319,400	1,396,553
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	5,238,000	5,767,510
Ports Design Ltd.	Textiles, Apparel & Luxury Goods	2,514,900	1,770,428
Soho China Ltd.	Real Estate Management & Development	7,630,649	6,562,243
Tencent Holdings Ltd.	Internet Software & Services	319,919	16,779,769
Tingyi (Cayman Islands) Holding Corp.	Food Products	850,000	2,246,662
Travelsky Technology Ltd., H	IT Services	7,908,700	6,362,894
Uni-President China Holdings Ltd.	Food Products	1,415,500	1,419,889
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	760,000	759,417
			93,906,452

Hong Kong 10.7%
BOC Hong Kong (Holdings) Ltd.	Commercial Banks	2,174,000	6,979,493
Giordano International Ltd.	Specialty Retail	9,115,725	8,333,020
I.T Ltd.	Specialty Retail	8,974,000	2,857,907
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,508,184	11,014,032
Sa Sa International Holdings Ltd.	Specialty Retail	2,756,000	3,109,226
			32,293,678

India 20.4%
Ashok Leyland Ltd.	Machinery	5,688,701	1,373,807
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	227,674	2,813,692
Biocon Ltd.	Biotechnology	413,764	2,220,912
Coal India Ltd.	Oil, Gas & Consumable Fuels	208,402	979,348
Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	54,930	2,085,765
Federal Bank Ltd.	Commercial Banks	515,059	2,338,790
Grasim Industries Ltd.	Construction Materials	116,835	4,943,549

18 | Semiannual Report

Templeton Global Investment Trust

## Statement of Investments, September 30, 2013 (unaudited) *(continued)*

| Templeton BRIC Fund | Industry | Shares | Value |
|---|---|---|---|
| **Common Stock (continued)** | | | |
| **India (continued)** | | | |
| Great Eastern Shipping Co. Ltd. | Oil, Gas & Consumable Fuels | 13,887 | $ 63,910 |
| ICICI Bank Ltd. | Commercial Banks | 187,840 | 2,648,013 |
| Infosys Ltd. | IT Services | 345,400 | 16,591,580 |
| Maharashtra Seamless Ltd. | Metals & Mining | 1,199,422 | 3,495,568 |
| Mindtree Ltd. | IT Services | 383,404 | 7,464,086 |
| Peninsula Land Ltd. | Real Estate Management & Development | 1,425,806 | 600,758 |
| Reliance Industries Ltd. | Oil, Gas & Consumable Fuels | 946,500 | 12,399,112 |
| Tata Chemicals Ltd. | Chemicals | 383,604 | 1,453,143 |
| | | | 61,472,033 |
| **Russia 15.2%** | | | |
| CTC Media Inc. | Media | 492,861 | 5,179,969 |
| Gazprom OAO, ADR | Oil, Gas & Consumable Fuels | 778,846 | 6,863,580 |
| [c]LUKOIL Holdings, ADR | Oil, Gas & Consumable Fuels | 83,250 | 5,280,131 |
| [c]LUKOIL Holdings, ADR (London Stock Exchange) | Oil, Gas & Consumable Fuels | 115,400 | 7,319,245 |
| Mining and Metallurgical Co. Norilsk Nickel, ADR | Metals & Mining | 291,806 | 4,209,302 |
| Sberbank of Russia | Commercial Banks | 4,231,680 | 12,779,860 |
| [d]TMK OAO, GDR, Reg S | Energy Equipment & Services | 315,006 | 4,069,878 |
| | | | 45,701,965 |
| **Total Common Stocks (Cost $234,103,901)** | | | 255,614,351 |
| **Preferred Stocks 14.0%** | | | |
| **Brazil 14.0%** | | | |
| Banco Bradesco SA, ADR, pfd. | Commercial Banks | 613,066 | 8,509,356 |
| Bradespar SA, pfd. | Metals & Mining | 274,700 | 3,047,061 |
| Itausa - Investimentos Itau SA, pfd. | Commercial Banks | 3,556,966 | 14,434,762 |
| Vale SA, ADR, pfd., A | Metals & Mining | 1,140,295 | 16,203,592 |
| **Total Preferred Stocks (Cost $42,074,905)** | | | 42,194,771 |
| **Total Investments before Short Term Investments (Cost $276,178,806)** | | | 297,809,122 |
| **Short Term Investments (Cost $3,709,081) 1.2%** | | | |
| **Money Market Funds 1.2%** | | | |
| **United States 1.2%** | | | |
| [e,f]Institutional Fiduciary Trust Money Market Portfolio | | 3,709,081 | 3,709,081 |
| **Total Investments (Cost $279,887,887) 100.1%** | | | 301,518,203 |
| **Other Assets, less Liabilities (0.1)%** | | | (417,640) |
| **Net Assets 100.0%** | | | $301,100,563 |

Semiannual Report | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton BRIC Fund

See Abbreviations on page 35.

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2013, the value of this security was $129,794, representing 0.04% of net assets.
cAt September 30, 2013, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2013, the value of this security was $4,069,878, representing 1.35% of net assets.
eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements

Statement of Assets and Liabilities
September 30, 2013 (unaudited)

Templeton
BRIC Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$276,178,806
Cost - Sweep Money Fund (Note 7)	3,709,081
Total cost of investments	$279,887,887
Value - Unaffiliated issuers	$297,809,122
Value - Sweep Money Fund (Note 7)	3,709,081
Total value of investments	301,518,203
Foreign currency, at value (cost $54,679)	54,679
Receivables:
Investment securities sold	1,840,119
Capital shares sold	215,648
Dividends	467,128
Foreign tax	154,655
Other assets	68
Total assets	304,250,500
Liabilities:
Payables:
Investment securities purchased	1,371,171
Capital shares redeemed	899,464
Management fees	258,776
Distribution fees	217,408
Transfer agent fees	253,968
Trustees’ fees and expenses	5,253
Accrued expenses and other liabilities	143,897
Total liabilities	3,149,937
Net assets, at value	$301,100,563
Net assets consist of:
Paid-in capital	$571,002,873
Undistributed net investment income	6,237,630
Net unrealized appreciation (depreciation)	21,588,101
Accumulated net realized gain (loss)	(297,728,041)
Net assets, at value	$301,100,563

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
September 30, 2013 (unaudited)

Templeton
BRIC Fund
Class A:
Net assets, at value	$218,123,732
Shares outstanding	20,392,432
Net asset value per share[a]	$10.70
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.35
Class C:
Net assets, at value	$72,108,895
Shares outstanding	6,875,686
Net asset value and maximum offering price per share[a]	$10.49
Advisor Class:
Net assets, at value	$10,867,936
Shares outstanding	1,017,403
Net asset value and maximum offering price per share	$10.68

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Operations
for the six months ended September 30, 2013 (unaudited)

Templeton
BRIC Fund
Investment income:
Dividends (net of foreign taxes of $822,238)	$10,697,322
Expenses:
Management fees (Note 3a)	2,023,128
Administrative fees (Note 3b)	58,571
Distribution fees: (Note 3c)
Class A	316,475
Class C	384,537
Transfer agent fees: (Note 3e)
Class A	452,701
Class C	150,402
Advisor Class	22,533
Custodian fees (Note 4)	60,847
Reports to shareholders	71,917
Registration and filing fees	35,643
Professional fees	28,417
Trustees’ fees and expenses	13,759
Other	10,110
Total expenses	3,629,040
Expenses waived/paid by affiliates (Note 3f)	(181,091)
Net expenses	3,447,949
Net investment income	7,249,373
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(25,625,765)
Foreign currency transactions	18,323
Net realized gain (loss)	(25,607,442)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,181,875)
Translation of other assets and liabilities denominated in foreign currencies	(3,637)
Net change in unrealized appreciation (depreciation)	(2,185,512)
Net realized and unrealized gain (loss)	(27,792,954)
Net increase (decrease) in net assets resulting from operations	$(20,543,581)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Investment Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton BRIC Fund
	Six Months Ended
	September 30, 2013	Year Ended
	(unaudited)	March 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$7,249,373	$3,803,412
Net realized gain (loss) from investments and foreign currency transactions	(25,607,442)	3,279,187
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	(2,185,512)	(47,844,055)
Net increase (decrease) in net assets resulting from operations	(20,543,581)	(40,761,456)
Distributions to shareholders from:
Net investment income:
Class A	—	(1,501,273)
Advisor Class	—	(127,624)
Total distributions to shareholders	—	(1,628,897)
Capital share transactions: (Note 2)
Class A	(37,306,395)	(98,071,144)
Class C	(12,682,696)	(27,609,561)
Advisor Class	(1,975,112)	(8,013,688)
Total capital share transactions	(51,964,203)	(133,694,393)
Net increase (decrease) in net assets	(72,507,784)	(176,084,746)
Net assets:
Beginning of period	373,608,347	549,693,093
End of period	$301,100,563	$373,608,347
Undistributed net investment income (distributions in excess of net investment income)
included in net assets:
End of period	$6,237,630	$(1,011,743)

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton BRIC Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton BRIC Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class and its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-ended mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

Semiannual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2013, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,246,784	$13,267,493	3,019,413	$34,339,577
Shares issued in reinvestment of
distributions	—	—	124,890	1,434,984
Shares redeemed	(4,805,686)	(50,573,888)	(11,841,255)	(133,845,705)
Net increase (decrease)	(3,558,902)	$(37,306,395)	(8,696,952)	$(98,071,144)
Class C Shares:
Shares sold	339,331	$3,485,066	694,634	$7,813,809
Shares redeemed	(1,561,303)	(16,167,762)	(3,190,113)	(35,423,370)
Net increase (decrease)	(1,221,972)	$(12,682,696)	(2,495,479)	$(27,609,561)
Advisor Class Shares:
Shares sold	165,566	$1,713,365	424,142	$4,792,705
Shares issued in reinvestment of
distributions	—	—	8,495	97,264
Shares redeemed	(352,564)	(3,688,477)	(1,149,524)	(12,903,657)
Net increase (decrease)	(186,998)	$(1,975,112)	(716,887)	$(8,013,688)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

Effective May 1, 2013, the Fund combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to May 1, 2013, the Fund paid an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.100%	Up to and including $1 billion
1.050%	Over $1 billion, up to and including $5 billion
1.000%	Over $5 billion, up to and including $10 billion
0.950%	Over $10 billion, up to and including $15 billion
0.900%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

b. Administrative Fees

Effective May 1, 2013, under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the average daily net assets, and is not an additional expense of the Fund.

Prior to May 1, 2013, the Fund paid an admintrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan,

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$31,102
CDSC retained	$5,795

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended September 30, 2013, the Fund paid transfer agent fees of $625,636, of which $296,225 was retained by Investor Services.

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

Effective April 1, 2013, TAML, FT Services, and Distributors have voluntarily agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, and Advisor Class of the Fund do not exceed 1.72%, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2014.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2013, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At March 31, 2013, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$85,086,528
2018	170,308,709
2019	12,538,988
Total capital loss carryforwards	$267,934,225

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$282,249,368

Unrealized appreciation	$47,615,891
Unrealized depreciation	(28,347,056)
Net unrealized appreciation (depreciation)	$19,268,835

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, corporate actions, and wash sales.

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2013, aggregated $34,915,341 and $84,340,238, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2013, the Fund did not use the Global Credit Facility.

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
China	$93,776,658	$—	$129,794	$93,906,452
Russia	29,348,952	16,353,013	—	45,701,965
All Other Equity Investments[b]	158,200,705	—	—	158,200,705
Short Term Investments	3,709,081	—	—	3,709,081
Total Investments in Securities	$285,035,396	$16,353,013	$129,794	$301,518,203

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

34 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Semiannual Report | 35

Templeton Global Investment Trust

Shareholder Information

Templeton BRIC Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

36 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

**Semiannual Report and Shareholder Letter**

# TEMPLETON BRIC FUND

**Investment Manager**
Templeton Asset Management Ltd.

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

405 S 11/13

SEPTEMBER 30, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
at franklintempleton.com/edelivery

INTERNATIONAL

# Templeton Asian Growth Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Asian Growth Fund

Your Fund’s Goal and Main Investments: Templeton Asian Growth Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities of companies located in the Asia region (excluding Australia, New Zealand and Japan) as defined in the prospectus. Such companies have their principal securities trading markets in, derive at least 50% of their total revenues or profits from goods or services produced or sales made in, have at least 50% of their assets in, are linked to currencies of, or are organized under the laws of or have principal offices in, Asia region countries.

This semiannual report for Templeton Asian Growth Fund covers the period ended September 30, 2013.

Economic and Market Overview

The global economy grew modestly during the six months under review amid a generally accommodative monetary environment. China’s economic growth rate slowed in the second quarter but accelerated in the third quarter as retail sales, industrial production and manufacturing improved. South Korea’s and Malaysia’s economies also showed signs of improvement, while India’s and Indonesia’s economic growth rates continued to slow. Despite the recent slowdown, Asian and many other emerging market economies continued to grow faster than many of their developed market counterparts. However, emerging market stock performance during the period appeared to be driven less by economic growth and corporate fundamentals and more by the fiscal and monetary policies in major economies.

Asian and other emerging markets experienced a May–June steep sell-off in stocks, bonds and currencies, caused largely by investor anxiety that the U.S. Federal Reserve Board (Fed) might taper its asset purchase program in September and that the People’s Bank of China (PBOC) might not take steps to stabilize the country’s interbank market. However, investor sentiment improved in late June, and Asian and other emerging market stock prices rebounded from period lows after the PBOC calmed China’s interbank market and the Fed reassured investors it would continue its accommodative

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 18.

Semiannual Report | 3

monetary policy. Financial markets grew volatile again in August, however, amid concerns about a possible U.S. military intervention in Syria and the Fed’s potential plan to wind down its asset purchase program. Near period-end, volatility subsided as tension surrounding Syria was defused and as the Fed announced it would delay tapering its asset purchase program. The global stock rally was soon dampened, however, by investor concerns about the U.S. budget impasse and its potential impact on global economic growth.

For the six months ended September 30, 2013, stocks in Asia excluding Japan, as measured by the MSCI All Country (AC) Asia ex Japan Index, generated a +0.34% total return.1 Taiwan, China, Hong Kong, South Korea and Malaysia performed well. Singapore had a relatively small loss, while Indonesia, the Philippines, Thailand and India had double-digit losses, resulting in part from weaker local currencies.

We believe emerging market countries, which have generally strong economic fundamentals, could continue to benefit from the high liquidity provided by major central banks, including the Fed and the Bank of Japan, as investors seek higher yielding assets in a low interest rate environment. Greater cooperation among major emerging market countries, such as Brazil, Russia, India, China and South Africa (BRICS) could support economic growth and financial markets. In August, the BRICS countries agreed on a capital structure for a proposed development bank aimed at supporting emerging market countries’ financing needs for infrastructure projects. Most recently, the BRICS countries agreed to establish a joint $100 billion currency reserve to protect their economies from global financial market volatility and currency shocks.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

Performance Overview

Templeton Asian Growth Fund – Class A had a -7.72% cumulative total return for the six months ended September 30, 2013. In comparison, the MSCI AC Asia ex Japan Index posted a +0.34% total return for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 9.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included MCB Bank, one of Pakistan’s largest banks, and two of China’s major automobile manufacturers, Brilliance China Automotive Holdings and Guangzhou Automobile Group.

The stock performance of MCB Bank and other commercial banks helped the Pakistani market outperform most of its global peers during the six-month period. The country’s banking sector benefited from the State Bank of Pakistan’s unexpected increase in its policy interest rate by 50 basis points from 9.0% to 9.5%. At period-end, we continued to favor the bank for its strong franchise, high return on equity, solid net interest margins and high-quality assets.2

Brilliance China Automotive has a joint venture with German luxury car maker BMW for the production and sale of BMW 3-series and 5-series cars and X1 sport utility vehicles in China. Strong automobile sales from its joint venture powered first-half 2013 financial results that exceeded market forecasts. China’s demand for motor vehicles, particularly luxury cars, could continue to grow in the long term as the country transitions to a more consumer driven economy.

Guangzhou Automobile produces and sells passenger vehicles primarily through its joint ventures with Japanese automakers Toyota, Honda and Mitsubishi, and Italian automaker Fiat, as well as commercial vehicles

2. Return on equity is an amount, expressed as a percentage, earned on a company’s common stock investment for a given period. It is calculated by dividing common stock equity (net worth) over the average of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. Return on equity tells common shareholders how effectually their money is being employed. Comparing percentages for current and prior periods also reveals trends, and comparison with industry composites reveals how well a company is holding its own against its competitors.

Semiannual Report | 5

through other subsidiaries. Its shares delivered solid performance as the company generated strong car sales, driven by its joint ventures and its own brands, as well as by the Guangzhou local government’s initiatives to encourage car sales by relaxing regulations for license plate issuance.

In contrast, key detractors from the Fund’s absolute performance included Bank Danamon Indonesia, one of the country’s 10 largest commercial banks; China VTM (Vanadium Titano-Magnetite) Mining, a major iron ore mine operator in China’s Sichuan Province; and Kiatnakin Bank, a Thai mid-sized commercial bank.

Bank Danamon’s share price declined as regulatory hurdles led Singapore-based DBS Group Holdings to abandon its bid for a controlling stake and as the Indonesian market remained weak because of fears that the Fed’s potential tapering of its asset purchase program could further weaken the country’s current account position. We believe that Bank Danamon, which has Indonesia’s second-largest distribution network, remains well positioned to potentially benefit from the country’s economic growth, underserved banking sector and the rising middle class’s growing demand for financial products.

China VTM’s share price corrected after the company’s minority shareholders rejected a privatization proposal from the controlling shareholder in May. A weak production growth rate, resulting partly from the closure of the company’s biggest niobium and tantalum mine, and weak iron ore prices in the first half of 2013, stemming from steel market weakness, also negatively affected the company’s shares. We maintained a long-term positive view of the company because of its favorable long-term demand outlook driven by China’s steel production growth, high profit margins and valuations we considered to be attractive.

Kiatnakin Bank’s shares, along with those of other Thai banks, performed strongly in the first four months of 2013 because of favorable market conditions but experienced profit taking as international investors worried about weak economic growth and the Fed’s potential tapering of its asset purchases. Further pressuring the bank’s shares were concerns about a slowdown in new auto hire purchase loans and an increase in used car non-performing loans, because auto hire purchase loans account for about 70% of Kiatnakin Bank’s business. At period-end, we continued to favor the bank for its high dividend yield and valuations we considered to be attractive.

6 | Semiannual Report

Top 10 Equity Holdings
9/30/13

Company	% of Total
Sector/Industry, Country	Net Assets
MCB Bank Ltd.	5.4%
Commercial Banks, Pakistan
Shenzhen Chiwan Wharf Holdings Ltd., B	5.2%
Transportation Infrastructure, China
Hyundai Development Co.	4.9%
Construction & Engineering, South Korea
PetroChina Co. Ltd., H	4.6%
Oil, Gas & Consumable Fuels, China
Brilliance China Automotive Holdings Ltd.	4.6%
Automobiles, China
China Merchants Bank Co. Ltd., H	4.3%
Commercial Banks, China
Reliance Industries Ltd., GDR, 144A	4.0%
Oil, Gas & Consumable Fuels, India
Guangzhou Automobile Group Co. Ltd., H	4.0%
Automobiles, China
CHALCO (Aluminum Corp. of China Ltd.), H	3.9%
Metals & Mining, China
SembCorp Marine Ltd.	3.9%
Machinery, Singapore

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2013, the U.S. dollar rose in value relative to many currencies in which the Fund’s investments are traded. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

During the six-month period, our continued search for companies we considered to be attractively valued led us to undertake key purchases in Thailand, Indonesia, South Korea, India and China via China H, Red Chip and P Chip shares.3 As a result, we increased exposure to automobiles; oil, gas and consumable fuels; and metals and mining companies. Purchases included Guangzhou Automobile Group; PetroChina, China’s largest oil and gas company in terms of domestic and overseas crude oil and natural gas reserves; and Siam Commercial Bank, one of Thailand’s leading commercial banks.

Conversely, we conducted some sales as certain stocks reached their price targets and as we focused on companies we considered to be more attractively valued within our investment universe. As a result, we eliminated the Fund’s exposure to Taiwan and reduced investments in Pakistan. We trimmed the Fund’s holdings in textiles, apparel and luxury goods; food products; and commercial banking companies. Key sales included elimination of the Fund’s positions in Taiwanese garment manufacturer Tainan Enterprises and Pakistani commercial bank Faysal Bank, as well as reduction of the Fund’s investment in Thai crude palm oil producer Univanich Palm Oil.

3. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China. “Red Chip” denotes shares of Hong Kong Stock Exchange-listed companies with significant exposure to China.
“P Chip” denotes shares of Hong Kong Stock Exchange-listed companies incorporated outside of China with a majority of businesses in China.

Semiannual Report | 7

Thank you for your participation in Templeton Asian Growth Fund.

We look forward to serving your future investment needs.

Portfolio Management Team
Templeton Asian Growth Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Performance Summary as of 9/30/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price Information
Class A (Symbol: FASQX)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	-$	0.73	$8.72	$9.45
Class C (Symbol: n/a)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	-$	0.77	$8.65	$9.42
Class R6 (Symbol: n/a)		Change	9/30/13	5/1/13
Net Asset Value (NAV)	-$	0.72	$8.75	$9.47
Advisor Class (Symbol: n/a)		Change	9/30/13	3/31/13
Net Asset Value (NAV)	-$	0.72	$8.74	$9.46

Semiannual Report | 9

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

Class A	6-Month		1-Year	Inception (11/1/10)
Cumulative Total Return[2]	-7.72%	+	3.59%	-9.91%
Average Annual Total Return[3]	-13.06%		-2.34%	-5.46%
Value of $10,000 Investment[4]	$8,694		$9,766	$8,491
Total Annual Operating Expenses[5]	1.67% (with waiver)		3.00% (without waiver)
Class C	6-Month		1-Year	Inception (11/1/10)
Cumulative Total Return[2]	-8.17%	+	2.79%	-11.87%
Average Annual Total Return[3]	-9.17%	+	1.79%	-4.25%
Value of $10,000 Investment[4]	$9,083		$10,179	$8,813
Total Annual Operating Expenses[5]	2.42% (with waiver)		3.75% (without waiver)
Class R6				Inception (5/1/13)
Cumulative Total Return[2]				-7.60%
Aggregate Total Return[6]				-7.60%
Value of $10,000 Investment[4]				$9,240
Total Annual Operating Expenses[5]	1.20% (with waiver)		2.55% (without waiver)
Advisor Class	6-Month		1-Year	Inception (11/1/10)
Cumulative Total Return[2]	-7.61%	+	3.83%	-9.26%
Average Annual Total Return[3]	-7.61%	+	3.83%	-3.28%
Value of $10,000 Investment[4]	$9,239		$10,383	$9,074
Total Annual Operating Expenses[5]	1.42% (with waiver)		2.75% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 7/31/14. Fund investment results reflect the expense reduction, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Semiannual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 4/1/13	Value 9/30/13	Period* 4/1/13–9/30/13
Actual	$1,000	$922.80	$7.86
Hypothetical (5% return before expenses)	$1,000	$1,016.90	$8.24
Class C
Actual	$1,000	$918.30	$11.59
Hypothetical (5% return before expenses)	$1,000	$1,012.99	$12.16
Class R6
Actual (5/1/13–9/30/13)	$1,000	$924.00	$4.92
Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.17
Advisor Class
Actual	$1,000	$923.90	$6.80
Hypothetical (5% return before expenses)	$1,000	$1,018.00	$7.13

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.63%, C: 2.41%; R6: 1.22%; and Advisor: 1.41%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C and Advisor. The multiplier is 153/365 for Actual Class R6 expenses to reflect the number of days since inception.

Semiannual Report | 13

Templeton Global Investment Trust

Financial Highlights

Templeton Asian Growth Fund
	Six Months Ended
	September 30, 2013	Year Ended March 31,
Class A	(unaudited)	2013	2012	2011 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.45	$9.00	$9.98	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	0.11	0.12	0.08	(0.04)
Net realized and unrealized gains (losses)	(0.84)	0.49	(0.94)	0.02
Total from investment operations	(0.73)	0.61	(0.86)	(0.02)
Less distributions from:
Net investment income	—	(0.13)	(0.11)	—
Net realized gains	—	(0.03)	(0.01)	—
Total distributions	—	(0.16)	(0.12)	—
Net asset value, end of period	$8.72	$9.45	$9.00	$9.98

Total return[d]	(7.72)%	6.33%	(8.48)%	(0.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.75%	3.00%	3.53%	4.22%
Expenses net of waiver and payments by affiliates	1.63%	1.76%	2.00%	2.05%
Net investment income (loss)	2.53%	1.32%	0.81%	(1.01)%

Supplemental data
Net assets, end of period (000’s)	$9,418	$9,895	$8,153	$7,052
Portfolio turnover rate	5.94%	14.10%	13.05%	11.22%

aFor the period November 1, 2010 (commencement of operations) to March 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Asian Growth Fund
	Six Months Ended
	September 30, 2013	Year Ended March 31,
Class C	(unaudited)	2013	2012	2011 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.42	$8.96	$9.95	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	0.08	0.05	(—)[d]	(0.07)
Net realized and unrealized gains (losses)	(0.85)	0.50	(0.92)	0.02
Total from investment operations	(0.77)	0.55	(0.92)	(0.05)
Less distributions from:
Net investment income	—	(0.06)	(0.06)	—
Net realized gains	—	(0.03)	(0.01)	—
Total distributions	—	(0.09)	(0.07)	—
Net asset value, end of period	$8.65	$9.42	$8.96	$9.95

Total return[e]	(8.17)%	5.63%	(9.16)%	(0.50)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	3.53%	3.75%	4.28%	5.02%
Expenses net of waiver and payments by affiliates	2.41%	2.51%	2.75%	2.85%
Net investment income (loss)	1.75%	0.57%	0.06%	(1.81)%

Supplemental data
Net assets, end of period (000’s)	$1,996	$2,075	$1,769	$1,140
Portfolio turnover rate	5.94%	14.10%	13.05%	11.22%

aFor the period November 1, 2010 (commencement of operations) to March 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Asian Growth Fund
Period Ended
September 30, 2013[a]
Class R6	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.47
Income from investment operations[b]:
Net investment income[c]	0.13
Net realized and unrealized gains (losses)	(0.85)
Total from investment operations	(0.72)
Net asset value, end of period	$8.75

Total return[d]	(7.60)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.34%
Expenses net of waiver and payments by affiliates	1.22%
Net investment income	2.94%
Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	5.94%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Highlights (continued)

Templeton Asian Growth Fund
	Six Months Ended
	September 30, 2013	Year Ended March 31,
Advisor Class	(unaudited)	2013	2012	2011 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.46	$9.01	$9.99	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	0.12	0.14	0.07	(0.03)
Net realized and unrealized gains (losses)	(0.84)	0.49	(0.91)	0.02
Total from investment operations	(0.72)	0.63	(0.84)	(0.01)
Less distributions from:
Net investment income	—	(0.15)	(0.13)	—
Net realized gains	—	(0.03)	(0.01)	—
Total distributions	—	(0.18)	(0.14)	—
Net asset value, end of period	$8.74	$9.46	$9.01	$9.99

Total return[d]	(7.61)%	6.57%	(8.24)%	(0.10)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.53%	2.75%	3.28%	4.02%
Expenses net of waiver and payments by affiliates	1.41%	1.51%	1.75%	1.85%
Net investment income (loss)	2.75%	1.57%	1.06%	(0.81)%

Supplemental data
Net assets, end of period (000’s)	$894	$830	$1,098	$1,001
Portfolio turnover rate	5.94%	14.10%	13.05%	11.22%

aFor the period November 1, 2010 (commencement of operations) to March 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited)

Templeton Asian Growth Fund	Industry	Shares	Value
Common Stocks 98.4%
China 40.1%
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	1,296,000	$481,241
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	2,607,496	416,879
[a]Brilliance China Automotive Holdings Ltd.	Automobiles	376,000	565,264
China Merchants Bank Co. Ltd., H	Commercial Banks	294,087	535,397
[a]China Vanadium Titano-Magnetite Mining Co. Ltd.	Metals & Mining	2,719,000	413,672
CNOOC Ltd.	Oil, Gas & Consumable Fuels	217,000	441,501
Guangzhou Automobile Group Co. Ltd., H	Automobiles	450,000	487,948
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	196,900	393,800
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	518,000	570,365
Shenzhen Chiwan Wharf Holdings Ltd., B	Transportation Infrastructure	350,000	635,834
			4,941,901

Hong Kong 5.6%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	36,900	373,059
VTech Holdings Ltd.	Communications Equipment	24,000	310,059
			683,118

India 10.4%
Infosys Ltd., ADR	IT Services	9,236	444,344
[b]Reliance Industries Ltd., GDR, 144A	Oil, Gas & Consumable Fuels	18,940	496,134
[c]Tata Steel Ltd., GDR, Reg S	Metals & Mining	79,251	345,653
			1,286,131

Indonesia 8.4%
Astra International Tbk PT	Automobiles	734,000	410,429
Bank Danamon Indonesia Tbk PT	Commercial Banks	714,988	246,387
United Tractors Tbk PT	Machinery	270,921	382,836
			1,039,652

Pakistan 8.5%
MCB Bank Ltd.	Commercial Banks	266,405	662,048
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	173,278	380,033
			1,042,081

Singapore 3.9%
SembCorp Marine Ltd.	Machinery	133,000	480,225

South Korea 4.9%
Hyundai Development Co.	Construction & Engineering	26,920	601,557

Thailand 16.6%
Kiatnakin Bank PCL, fgn.	Commercial Banks	207,300	282,063
Land and Houses PCL, fgn.	Real Estate Management & Development	1,237,200	427,782

18 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2013 (unaudited) (continued)

Templeton Asian Growth Fund	Industry	Shares	Value
Common Stocks (continued)
Thailand (continued)
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	72,800	$381,072
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	33,500	338,915
Siam Commercial Bank PCL, fgn.	Commercial Banks	70,100	332,153
Univanich Palm Oil PCL, fgn.	Food Products	797,700	275,817
			2,037,802

Total Common Stocks (Cost $13,857,905)			12,112,467
Other Assets, less Liabilities 1.6%			199,367
Net Assets 100.0%			$12,311,834

See Abbreviations on page 33.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30,
2013, the value of this security was $496,134, representing 4.03% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2013, the value of this security was $345,653, representing 2.81% of net assets.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Investment Trust

Financial Statements

Statement of Assets and Liabilities
September 30, 2013 (unaudited)

Templeton
Asian Growth
Fund
Assets:
Investments in securities:
Cost	$13,857,905
Value	$12,112,467
Cash	160,363
Receivables:
Capital shares sold	16,358
Dividends	43,312
Affiliates	3,629
Other assets	27,076
Total assets	12,363,205
Liabilities:
Payables:
Capital shares redeemed	3,714
Distribution fees	6,238
Transfer agent fees	2,511
Custodian fees	3,260
Professional fees	22,639
Reports to shareholders	8,440
Accrued expenses and other liabilities	2,915
Deferred tax	1,654
Total liabilities.	51,371
Net assets, at value	$12,311,834
Net assets consist of:
Paid-in capital	$13,849,606
Undistributed net investment income	150,932
Net unrealized appreciation (depreciation)	(1,747,405)
Accumulated net realized gain (loss)	58,701
Net assets, at value	$12,311,834

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
September 30, 2013 (unaudited)

Templeton
Asian Growth
Fund
Class A:
Net assets, at value	$9,417,767
Shares outstanding	1,080,146
Net asset value per share[a]	$8.72
Maximum offering price per share (net asset value per share ÷ 94.25%)	$9.25
Class C:
Net assets, at value	$1,995,803
Shares outstanding	230,721
Net asset value and maximum offering price per share[a]	$8.65
Class R6
Net assets, at value	$4,618
Shares outstanding	528
Net asset value and maximum offering price per share	$8.75
Advisor Class:
Net assets, at value	$893,646
Shares outstanding	102,263
Net asset value and maximum offering price per share	$8.74

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Operations
for the six months ended September 30, 2013 (unaudited)

Templeton
Asian Growth
Fund
Investment income:
Dividends (net of foreign taxes of $25,460)	$260,216
Expenses:
Management fees (Note 3a)	79,247
Administrative fees (Note 3b)	2,074
Distribution fees: (Note 3c)
Class A	10,346
Class C	10,544
Transfer agent fees: (Note 3e)
Class A	8,992
Class C	1,987
Advisor Class	799
Custodian fees (Note 4)	3,061
Reports to shareholders	9,052
Registration and filing fees	23,834
Professional fees	23,337
Other	5,880
Total expenses	179,153
Expenses waived/paid by affiliates (Note 3f)	(69,869)
Net expenses	109,284
Net investment income	150,932
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(72,326)
Foreign currency transactions	(6,014)
Net realized gain (loss)	(78,340)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,100,527)
Translation of other assets and liabilities denominated in foreign currencies	(417)
Change in deferred taxes on unrealized appreciation	5,568
Net change in unrealized appreciation (depreciation)	(1,095,376)
Net realized and unrealized gain (loss)	(1,173,716)
Net increase (decrease) in net assets resulting from operations	$(1,022,784)

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Asian Growth Fund
	Six Months Ended
	September 30, 2013	Year Ended
	(unaudited)	March 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$150,932	$129,928
Net realized gain (loss) from investments and foreign currency transactions	(78,340)	136,640
Net change in unrealized appreciation (depreciation) on investments, translation of other
assets and liabilities denominated in foreign currencies and deferred taxes	(1,095,376)	365,921
Net increase (decrease) in net assets resulting from operations	(1,022,784)	632,489
Distributions to shareholders from:
Net investment income:
Class A	—	(110,044)
Class C	—	(10,717)
Advisor Class	—	(13,504)
Net realized gains:
Class A	—	(29,409)
Class C	—	(6,538)
Advisor Class	—	(3,089)
Total distributions to shareholders	—	(173,301)
Capital share transactions: (Note 2)
Class A	302,825	1,395,280
Class C	96,009	237,597
Class R6	5,000	—
Advisor Class	130,525	(311,655)
Total capital share transactions	534,359	1,321,222
Net increase (decrease) in net assets	(488,425)	1,780,410
Net assets:
Beginning of period	12,800,259	11,019,849
End of period	$12,311,834	$12,800,259
Undistributed net investment income included in net assets:
End of period	$150,932	$—

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Asian Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton Asian Growth Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

24 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S.

Semiannual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2013, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2013		March 31, 2013
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	145,053	$1,307,801	377,785	$3,432,698
Shares issued in reinvestment of
distributions	—	—	8,743	78,247
Shares redeemed	(111,632)	(1,004,976)	(245,959)	(2,115,665)
Net increase (decrease)	33,421	$302,825	140,569	$1,395,280
Class C Shares:
Shares sold	63,704	$583,638	133,923	$1,195,078
Shares issued in reinvestment of
distributions	—	—	1,930	17,255
Shares redeemed	(53,384)	(487,629)	(112,924)	(974,736)
Net increase (decrease)	10,320	$96,009	22,929	$237,597
Class R6 Shares[a]:
Shares sold	528	$5,000
Net increase (decrease)	528	$5,000
Advisor Class Shares:
Shares sold	17,230	$155,924	20,532	$184,632
Shares issued in reinvestment of
distributions	—	—	1,630	14,604
Shares redeemed	(2,710)	(25,399)	(56,325)	(510,891)
Net increase (decrease)	14,520	$130,525	(34,163)	$(311,655)

[a]For the period May 1, 2013 (effective date) to September 30, 2013.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

Effective May 1, 2013, the Fund combined its management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to May 1, 2013, the Fund paid an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.100%	Up to and including $1 billion
1.050%	Over $1 billion, up to and including $5 billion
1.000%	Over $5 billion, up to and including $10 billion
0.950%	Over $10 billion, up to and including $15 billion
0.900%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

b. Administrative Fees

Effective May 1, 2013, under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Prior to May 1, 2013, the Fund paid administrative fees to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$4,317
CDSC retained	$2,908

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended September 30, 2013, the Fund paid transfer agent fees of $11,778, of which $7,766 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A,

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements (continued)

Class C and Advisor Class of the Fund does not exceed 1.42%, and Class R6 does not exceed 1.20% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2014.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until July 31, 2014. There were no expenses waived during the period ended September 30, 2013.

g. Other Affiliated Transactions

At September 30, 2013, Franklin Advisors Inc., (an affiliate of the investment manager) owned 26.34% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2013, there were no credits earned.

5. INCOME TAXES

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$13,954,120

Unrealized appreciation	$775,504
Unrealized depreciation	(2,617,157)
Net unrealized appreciation (depreciation)	$(1,841,653)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2013, aggregated $1,543,592 and $719,212, respectively.

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended September 30, 2013, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

9. FAIR VALUE MEASUREMENTS (continued)

At September 30, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Semiannual Report | 33

Templeton Global Investment Trust

Shareholder Information

Templeton Asian Growth Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

34 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

# TEMPLETON ASIAN GROWTH FUND

**Investment Manager**
Templeton Asset Management Ltd.

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

490 S 11/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is
"independent" as defined under the relevant Securities and Exchange
Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities
Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-
CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the
Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the
Registrant’s disclosure controls and procedures. Based on such evaluation, the
Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the
Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on
Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration,
and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and
Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer – Finance and Administration
Date November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer – Finance and Administration
Date November 26, 2013

By /s/Mark H. Otani
Mark H. Otani
Chief Financial Officer and Chief Accounting Officer
Date November 26, 2013